UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Steven I. Koszalka

American Funds Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Portfolio Series® Semi-annual report for the six months ended April 30, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of managed American Funds.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2017 (the most recent calendar quarter-end). Also shown are the gross expense ratios as of the series prospectus dated April 7, 2017:

	Cumulative	Average annual
	total returns	total returns
		Lifetime	Gross
Class A shares	1 year	(since 5/18/12)	expense ratio

Reflecting 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	8.22%	10.27%	0.82%
American Funds Growth PortfolioSM	9.55	11.97	0.76
American Funds Growth and Income PortfolioSM	5.66	9.38	0.71
American Funds Balanced PortfolioSM	3.51	8.30	0.73
American Funds Income PortfolioSM	3.57	6.41	0.65

Reflecting 3.75% maximum initial sales charge:
American Funds Tax-Advantaged Income PortfolioSM	3.70	7.62	0.78

Reflecting 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	–2.14	0.40	0.71
American Funds Tax-Exempt Preservation PortfolioSM	–2.72	1.29	0.79 *

*	The net expense ratio for American Funds Tax-Exempt Preservation Portfolio is 0.76% as of the series prospectus dated April 7, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The portfolio series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Preservation Portfolio, and has in the past reimbursed certain expenses for other funds. Fund results and the net expense ratio reflect the reimbursements, without which the results would have been lower and the expenses would have been higher. After April 7, 2018, the adviser may modify or terminate the reimbursements. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Contents

1	Letter to investors
4	Investment portfolios
12	Financial statements
22	Notes to financial statements
44	Financial highlights

Fellow investors:

It is our pleasure to present this semi-annual report for the American Funds Portfolio Series for the six months ended April 30, 2017.

Despite market volatility over the reporting period, all but two of the funds within the series advanced. Returns ranged from 12.34% (for American Funds Global Growth Portfolio) to –0.33% (for American Funds Tax-Exempt Preservation Portfolio). For a glimpse at how the series fared over the past six-month and one-year periods in comparison to their benchmark indexes, see Results at a glance on page 2 of this report.

How the series works

The series was created by the American Funds Portfolio Oversight Committee, a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series. The American Funds Portfolio Series consists of eight funds of funds that are designed to help investors pursue real-life goals, both long- and short-term, within a framework of three common objectives: preservation, balance and growth. These funds of funds can be used individually or in combination, based on an investor’s needs, risk tolerance and time horizon (the total length of time that an investor expects to hold a security or portfolio).

The economy

The U.S. economy continued its upward trajectory during the first six months of the current fiscal year. We are seeing signs of moderation in that growth cycle — a modest tempering in consumer activity and hiring, for example — but wages have improved steadily while inflation remains under control. The new administration has yet to make its mark from an economic standpoint, though there remains the potential for deregulation and lower taxes should the Republican-led Congress come to agreement on those topics.

Overseas, China’s economy remains more volatile than that of the United States and many other nations. This contributed to commodity price fluctuations throughout the period. Chinese authorities seem to be managing the situation reasonably well, though it bears watching. European economies appear to have stabilized somewhat despite hard-edged political campaigning in France, Britain and elsewhere.

The stock market

Domestically, equity markets surged and bond yields rose in the wake of the presidential election as investors anticipated the aforementioned tax cuts and deregulation. These expectations have lessened of late, but stocks remain strong overall. Corporate earnings were sound for the six months, further helping equities. The Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 13.32%.

Overseas equities advanced, though areas of geopolitical or economic instability have triggered unease in some markets. The MSCI ACWI (All Country World Index) ex USA, which reflects the returns of more than 40 developed and developing country stock markets, climbed 10.37%, while the MSCI Emerging Markets Index (a measure of markets in more than 20 developing countries) gained 8.88%.

The bond market

The U.S. Federal Reserve raised the benchmark federal funds rate (the rate at which the central bank loans money to other banks) by a quarter percentage point in March — a move that lends credence to the case for continued growth and economic stability.

As inflation expectations rose, the yield on the 10-year U.S. Treasury — a widely regarded benchmark — increased nearly 50 basis points during the period. The Bloomberg Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), fell 0.67%. This development is consistent with

American Funds Portfolio Series	1

the Fed’s move and the rise in equities. Global bonds fared worse, with the Bloomberg Barclays Global Aggregate Index, a measure of global investment-grade bonds (rated BBB/Baa and above), slipping 1.63%.

Results for the series

Since each portfolio within the series is composed of a mix of individual American Funds, their results reflect those of the underlying funds.

For the six-month period, domestic-oriented growth and growth-and-income funds such as The Growth Fund of America®, The New Economy Fund®, Fundamental Investors® and The Investment Company of America® were key contributors to results. Among bond funds, American High-Income Trust® and Short-Term Bond Fund of America® were also additive, providing a stabilizing influence. All other fixed income funds delivered slightly negative results, owing in part to concern over the Fed’s actions toward tightening the money supply by raising interest rates in March.

Generally speaking, growth funds tended to outpace income-oriented funds, due to their higher investments in information technology companies. Investments in fixed income funds tended to deliver negative results, with lower quality bonds slightly outpacing those of higher quality. As always, we remind investors that six months is a limited period from which to extract and examine results. It is very important to keep a long-term perspective and to note, as the table below reflects, that all of the portfolios in the series have returned positive results over their nearly five-year lifetimes (since 5/18/12).

Moving forward

Looking ahead, we believe the U.S. economy will continue to expand, though

Results at a glance

For periods ended April 30, 2017, with all distributions reinvested for Class A shares

	Cumulative		Average annual
	total returns		total returns
			Lifetime
	6 months	1 year	(since 5/18/12)

American Funds Global Growth Portfolio	12.34%	16.75%	11.99%
MSCI All Country World Index[1,2]	11.76	15.14	11.16
Lipper Global Large-Cap Growth Funds Index[3]	12.66	15.36	11.29

American Funds Growth Portfolio	12.18	16.87	13.56
Standard & Poor’s 500 Composite Index[1]	13.32	17.92	15.54
MSCI All Country World ex USA Index[1,2,3]	10.37	12.59	7.57
Lipper Global Multi-Cap Growth Funds Index[3]	12.30	16.00	11.33

American Funds Growth and Income Portfolio	8.99	11.93	10.82
Standard & Poor’s 500 Composite Index[1]	13.32	17.92	15.54
MSCI All Country World ex USA Index[1,2,3]	10.37	12.59	7.57
Bloomberg Barclays Global Aggregate Index[1,3]	–1.63	–2.10	0.53
Lipper Mixed-Asset Target Allocation Growth Funds Index[3]	8.92	12.54	10.29

American Funds Balanced Portfolio	7.49	10.05	9.76
Standard & Poor’s 500 Composite Index[1]	13.32	17.92	15.54
MSCI All Country World ex USA Index[1,2,3]	10.37	12.59	7.57
Bloomberg Barclays U.S. Aggregate Index[1,3]	–0.67	0.83	2.19
Lipper Mixed-Asset Target Allocation Growth Funds Index[3]	8.92	12.54	10.29

American Funds Income Portfolio	6.20	9.12	7.71
Standard & Poor’s 500 Composite Index[1]	13.32	17.92	15.54
MSCI All Country World ex USA Index[1,2,3]	10.37	12.59	7.57
Bloomberg Barclays U.S. Aggregate Index[1,3]	–0.67	0.83	2.19
Lipper Mixed-Asset Target Allocation Moderate Funds Index[3]	7.26	10.39	8.28

American Funds Tax-Advantaged Income Portfolio	5.42	7.79	8.56
Standard & Poor’s 500 Composite Index[1,3]	13.32	17.92	15.54
MSCI All Country World ex USA Index[1,2,3]	10.37	12.59	7.57
Bloomberg Barclays Municipal Bond Index[1]	–0.34	0.14	3.03
Lipper Mixed-Asset Target Allocation Moderate Funds Index[3]	7.26	10.39	8.28

American Funds Preservation Portfolio	–0.22	0.45	0.98
Bloomberg Barclays 1-5 Year U.S. Government/Credit A+ Index[1,3]	–0.08	0.44	1.14
Bloomberg Barclays U.S. Government/Credit 1-7 Years ex BBB Index[1,4]	–0.26	0.36	1.34
Lipper Short-Intermediate Investment-Grade Debt Funds Index	0.46	2.00	1.83

American Funds Tax-Exempt Preservation Portfolio	–0.33	–0.06	1.89
Bloomberg Barclays Municipal Bond 1-7 Year Blend Index[1,3]	0.36	0.53	1.67
Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index[1,5]	0.22	0.40	1.91
Lipper Short-Intermediate Municipal Debt Funds Index	–0.09	0.37	1.29

2	American Funds Portfolio Series

there will come a point when government action — or inaction if agreements on major legislation fail to materialize — will start to have an effect on the markets. Geopolitical challenges continue to plague many areas of the world, from nuclear tensions in North Korea to the continued conflict in Syria and the potential for sweeping political change in Europe. All these issues, along with China’s increasing influence on the global economy, warrant monitoring.

With that said, we believe the market environment remains positive. Our equity investment analysts continue to find potential opportunities around the globe and across asset classes. In terms of fixed income, we believe that it is not necessary to take excessive risk to provide returns for our investors. While we may experience near-term volatility — more likely attributable to politics and policy ambiguity rather than economic fundamentals — our focus will continue to be on investing for the long term, as it has been for more than 85 years. We encourage you to take a similar view with regard to your investments.

As always, we thank you for placing your trust in American Funds. We look forward to reporting to you again in six months.

Cordially,

Bradley J. Vogt

Vice Chairman of the Board

Walter R. Burkley
President

June 14, 2017

For current information about the series, visit americanfunds.com.

[1]	Sources: Bloomberg Index Services Ltd., MSCI, S&P Dow Jones Indices LLC and Thomson Reuters Lipper. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[2]	Results reflect dividends net of withholding taxes.
[3]	This index was added as a benchmark for the fund, as it is more representative of the fund’s objective.
[4]	This index is being replaced by the Bloomberg Barclays 1-5 Year U.S. Government/Credit A+ Index, which is more representative of the fund’s objective.
[5]	This index is being replaced by the Bloomberg Barclays Municipal Bond 1-7 Year Blend Index, which is more representative of the fund’s objective.

The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of more than 40 global developed and emerging markets, excluding the United States. The S&P 500 is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. Lipper Global Large-Cap Growth Funds Index is an equally weighted index of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have above-average characteristics compared to their large-cap-specific subset of the MSCI World Index. Lipper Global Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. Lipper Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Short-Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Bloomberg Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index is a market-value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Bloomberg Barclays 1-5 Year U.S. Government/ Credit A+ Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to five years, including A-rated securities and above. Bloomberg Barclays Municipal Bond 1-7 Year Blend Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to seven years.

American Funds Portfolio Series	3

American Funds Global Growth Portfolio	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth funds 70%
EuroPacific Growth Fund, Class R-6	3,029,757	$153,972
New Perspective Fund, Class R-6	13,898,746	553,864
New World Fund, Inc., Class R-6	5,120,123	300,705
SMALLCAP World Fund, Inc., Class R-6	1,024,008	53,074
The Growth Fund of America, Class R-6	1,670,051	77,491
The New Economy Fund, Class R-6	7,311,627	298,680
		1,437,786

Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	10,900,990	520,958
Fundamental Investors, Class R-6	1,383,113	81,037
		601,995

Total investment securities 100% (cost: $1,848,118,000)		2,039,781
Other assets less liabilities 0%		(744)

Net assets 100%		$2,039,037

See Notes to Financial Statements

4	American Funds Portfolio Series

American Funds Growth Portfolio	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth funds 69%
AMCAP Fund, Class R-6	44,329,046	$1,309,480
EuroPacific Growth Fund, Class R-6	21,827,358	1,109,266
SMALLCAP World Fund, Inc., Class R-6	12,882,352	667,692
The Growth Fund of America, Class R-6	6,600,689	306,272
		3,392,710

Growth-and-income funds 31%
Fundamental Investors, Class R-6	22,293,050	1,306,150
The Investment Company of America, Class R-6	5,045,950	193,916
		1,500,066

Total investment securities 100% (cost: $4,365,435,000)		4,892,776
Other assets less liabilities 0%		(1,751)

Net assets 100%		$4,891,025

See Notes to Financial Statements

American Funds Portfolio Series	5

American Funds Growth and Income Portfolio	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth funds 19%
The Growth Fund of America, Class R-6	27,283,362	$1,265,948
Growth-and-income funds 44%
Capital World Growth and Income Fund, Class R-6	31,567,117	1,508,593
The Investment Company of America, Class R-6	38,913,303	1,495,438
		3,004,031

Equity-income and Balanced funds 25%
American Balanced Fund, Class R-6	7,689,896	200,091
Capital Income Builder, Class R-6	24,572,405	1,482,208
		1,682,299

Fixed income funds 12%
Capital World Bond Fund, Class R-6	30,778,824	601,418
The Bond Fund of America, Class R-6	15,520,272	199,901
		801,319

Total investment securities 100% (cost: $6,256,905,000)		6,753,597
Other assets less liabilities 0%		(2,455)

Net assets 100%		$6,751,142

See Notes to Financial Statements

6	American Funds Portfolio Series

American Funds Balanced Portfolio	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth funds 18%
New Perspective Fund, Class R-6	25,586,901	$1,019,638
Growth-and-income funds 21%
Capital World Growth and Income Fund, Class R-6	13,942,556	666,315
Washington Mutual Investors Fund, Class R-6	13,269,400	569,390
		1,235,705

Equity-income and Balanced funds 43%
American Balanced Fund, Class R-6	47,695,030	1,241,024
American Funds Global Balanced Fund, Class R-6	39,998,543	1,241,155
		2,482,179

Fixed income funds 18%
The Bond Fund of America, Class R-6	82,605,248	1,063,956

Total investment securities 100% (cost: $5,350,969,000)		5,801,478
Other assets less liabilities 0%		(2,191)

Net assets 100%		$5,799,287

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2017 (000)
American Funds Global Balanced Fund, Class R-6	34,775,521	5,223,022	—	39,998,543	$—	$50,255	$10,791	$1,241,155

See Notes to Financial Statements

American Funds Portfolio Series	7

American Funds Income Portfolio	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth-and-income funds 20%
American Mutual Fund, Class R-6	21,884,446	$841,238
Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	17,425,371	1,051,098
The Income Fund of America, Class R-6	46,967,206	1,050,187
		2,101,285

Fixed income funds 30%
American High-Income Trust, Class R-6	60,845,799	635,230
U.S. Government Securities Fund, Class R-6	45,884,957	632,295
		1,267,525

Total investment securities 100% (cost: $3,971,438,000)		4,210,048
Other assets less liabilities 0%		(1,748)

Net assets 100%		$4,208,300

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended April 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2017 (000)
U.S. Government Securities Fund, Class R-6	40,437,628	5,548,653	101,324	45,884,957	$(64)	$(13,741)	$4,674	$632,295

See Notes to Financial Statements

8	American Funds Portfolio Series

American Funds Tax-Advantaged Income Portfolio	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth-and-income funds 51%
American Mutual Fund, Class R-6	2,022,881	$77,760
Capital World Growth and Income Fund, Class R-6	6,690,046	319,717
Washington Mutual Investors Fund, Class R-6	6,902,210	296,174
		693,651

Tax-exempt fixed income funds 49%
American High-Income Municipal Bond Fund, Class R-6	21,482,379	333,407
The Tax-Exempt Bond Fund of America, Class R-6	25,861,132	332,315
		665,722

Total investment securities 100% (cost: $1,294,702,000)		1,359,373
Other assets less liabilities 0%		(338)

Net assets 100%		$1,359,035

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended April 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 4/30/2017 (000)
American High-Income Municipal Bond Fund, Class R-6	18,021,335	3,461,044	—	21,482,379	$—	$(6,792)	$6,398	$333,407

See Notes to Financial Statements

American Funds Portfolio Series	9

American Funds Preservation Portfolio	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	56,697,752	$760,884
Short-Term Bond Fund of America, Class R-6	50,929,306	507,256
		1,268,140

Total investment securities 100% (cost: $1,276,941,000)		1,268,140
Other assets less liabilities 0%		(560)

Net assets 100%		$1,267,580

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended April 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2017 (000)
Intermediate Bond Fund of America, Class R-6	36,468,769	21,828,529	1,599,546	56,697,752	$(263)	$(6,186)	$4,184	$760,884
Short-Term Bond Fund of America, Class R-6	49,670,464	3,628,256	2,369,414	50,929,306	(124)	(1,945)	3,365	507,256
					$(387)	$(8,131)	$7,549	$1,268,140

See Notes to Financial Statements

10	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Tax-exempt fixed income funds 100%
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	7,445,115	$75,345
Limited Term Tax-Exempt Bond Fund of America, Class R-6	18,551,972	291,266
The Tax-Exempt Bond Fund of America, Class R-6	3,685,161	47,354
		413,965

Total investment securities 100% (cost: $421,003,000)		413,965
Other assets less liabilities 0%		(110)

Net assets 100%		$413,855

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended April 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2017 (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,754,313	1,127,266	2,329,607	18,551,972	$(1,037)	$(2,298)	$3,433	$291,266
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	—	7,445,115	—	7,445,115	—	74	61	75,345
					$(1,037)	$(2,224)	$3,494	$366,611

See Notes to Financial Statements

American Funds Portfolio Series	11

Financial statements

Statements of assets and liabilities
at April 30, 2017

	Global Growth	Growth	Growth and Income
	Portfolio	Portfolio	Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$2,039,781	$4,892,776	$6,753,597
Affiliated issuers	—	—	—
Receivables for:
Sales of investments	—	—	—
Sales of fund’s shares	2,194	6,108	6,395
Dividends	—	—	174
Total assets	2,041,975	4,898,884	6,760,166

Liabilities:
Payables for:
Purchases of investments	793	3,200	2,529
Repurchases of fund’s shares	1,407	2,858	3,982
Services provided by related parties	720	1,755	2,467
Trustees’ deferred compensation	4	9	14
Other	14	37	32
Total liabilities	2,938	7,859	9,024
Net assets at April 30, 2017	$2,039,037	$4,891,025	$6,751,142

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,817,689	$4,319,959	$6,141,603
(Distributions in excess of) undistributed net investment income	(66)	(2,451)	(3,733)
Undistributed (accumulated) net realized gain (loss)	29,751	46,176	116,581
Net unrealized appreciation (depreciation)	191,663	527,341	496,691
Net assets at April 30, 2017	$2,039,037	$4,891,025	$6,751,142

Investment securities, at cost:
Unaffiliated issuers	$1,848,118	$4,365,435	$6,256,905
Affiliated issuers	—	—	—

See Notes to Financial Statements

12	American Funds Portfolio Series

unaudited

(dollars in thousands)

Balanced	Income	Tax-Advantaged Income	Preservation	Tax-Exempt Preservation
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$4,560,323	$3,577,753	$1,025,966	$—	$47,354
1,241,155	632,295	333,407	1,268,140	366,611
—	—	—	183	532
6,381	3,285	2,013	2,277	319
2,048	3,864	2,083	1,716	838
5,809,907	4,217,197	1,363,469	1,272,316	415,654
3,366	4,503	3,699	1,668	838
5,048	2,652	397	2,519	851
2,173	1,725	336	491	109
12	9	2	3	1
21	8	—	55	—
10,620	8,897	4,434	4,736	1,799
$5,799,287	$4,208,300	$1,359,035	$1,267,580	$413,855
$5,260,764	$3,946,259	$1,271,805	$1,277,360	$426,703
3,742	(1,065)	2,270	(1,562)	236
84,272	24,496	20,289	583	(6,046)
450,509	238,610	64,671	(8,801)	(7,038)
$5,799,287	$4,208,300	$1,359,035	$1,267,580	$413,855
$4,144,408	$3,332,230	$963,255	$—	$47,783
1,206,561	639,208	331,447	1,276,941	373,220

American Funds Portfolio Series	13

Statements of assets and liabilities
at April 30, 2017

		Global Growth		Growth		Growth and Income
		Portfolio		Portfolio		Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,201,246		$2,918,989		$4,377,284
	Shares outstanding	77,590		178,568		311,521
	Net asset value per share	$15.48		$16.35		$14.05
Class B:	Net assets	$1		$1		$1
	Shares outstanding	—	*	—	*	—	*
	Net asset value per share	$15.45		$16.22		$14.10
Class C:	Net assets	$249,779		$682,293		$1,031,457
	Shares outstanding	16,350		42,380		73,853
	Net asset value per share	$15.28		$16.10		$13.97
Class T:	Net assets	$10		$10		$10
	Shares outstanding	1		1		1
	Net asset value per share	$15.49		$16.34		$14.05
Class F-1:	Net assets	$41,185		$71,689		$138,209
	Shares outstanding	2,657		4,388		9,837
	Net asset value per share	$15.50		$16.34		$14.05
Class F-2:	Net assets	$141,523		$208,670		$274,065
	Shares outstanding	9,114		12,722		19,478
	Net asset value per share	$15.53		$16.40		$14.07
Class F-3:	Net assets	$2,591		$1,785		$6,342
	Shares outstanding	167		109		451
	Net asset value per share	$15.49		$16.36		$14.05
Class 529-A:	Net assets	$176,401		$469,232		$386,714
	Shares outstanding	11,406		28,734		27,532
	Net asset value per share	$15.47		$16.33		$14.05
Class 529-B:	Net assets	$1		$1		$1
	Shares outstanding	—	*	—	*	—	*
	Net asset value per share	$15.41		$16.18		$14.11
Class 529-C:	Net assets	$59,597		$161,177		$147,704
	Shares outstanding	3,898		10,017		10,568
	Net asset value per share	$15.29		$16.09		$13.98
Class 529-E:	Net assets	$6,953		$22,070		$18,705
	Shares outstanding	451		1,359		1,334
	Net asset value per share	$15.40		$16.23		$14.02
Class 529-T:	Net assets	$10		$10		$10
	Shares outstanding	1		1		1
	Net asset value per share	$15.49		$16.34		$14.05
Class 529-F-1:	Net assets	$12,422		$42,229		$30,027
	Shares outstanding	801		2,578		2,136
	Net asset value per share	$15.51		$16.38		$14.06

See Notes to Financial Statements

14	American Funds Portfolio Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Balanced		Income		Tax-Advantaged Income		Preservation		Tax-Exempt Preservation
Portfolio		Portfolio		Portfolio		Portfolio		Portfolio

$3,557,838		$2,944,989		$1,026,592		$840,297		$318,449
254,770		241,820		79,420		84,664		32,620
$13.96		$12.18		$12.93		$9.93		$9.76
$1		$1		$1		$1		$1
—	*	—	*	—	*	—	*	—	*
$13.99		$12.27		$13.09		$9.95		$9.81
$943,881		$668,959		$176,809		$164,803		$55,212
67,991		55,220		13,761		16,631		5,664
$13.88		$12.11		$12.85		$9.91		$9.75
$10		$10		$10		$10		$10
1		1		1		1		1
$13.97		$12.18		$12.92		$9.93		$9.76
$132,526		$86,374		$78,466		$25,944		$9,055
9,490		7,089		6,072		2,614		927
$13.96		$12.18		$12.92		$9.93		$9.77
$294,687		$220,229		$73,177		$50,386		$31,004
21,074		18,060		5,654		5,076		3,176
$13.98		$12.19		$12.94		$9.93		$9.76
$6,126		$3,564		$3,980		$423		$124
439		293		308		43		13
$13.97		$12.18		$12.93		$9.92		$9.76
$243,823		$90,400				$76,244
17,464		7,425				7,684
$13.96		$12.17				$9.92
$1		$1				$1
—	*	—	*			—	*
$14.01		$12.24				$9.95
$112,683		$49,570				$35,161
8,107		4,089				3,547
$13.90		$12.12				$9.91
$10,381		$6,104				$3,149
745		502				317
$13.94		$12.17				$9.92
$10		$10				$10
1		1				1
$13.97		$12.18				$9.93
$25,664		$8,362				$15,246
1,836		686				1,536
$13.98		$12.19				$9.92

See end of statements of assets and liabilities for footnotes.

American Funds Portfolio Series	15

Statements of assets and liabilities
at April 30, 2017

		Global Growth	Growth	Growth and Income
		Portfolio	Portfolio	Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class R-1:	Net assets	$3,005	$7,774	$6,242
	Shares outstanding	196	480	446
	Net asset value per share	$15.36	$16.18	$14.00
Class R-2:	Net assets	$56,920	$118,279	$108,651
	Shares outstanding	3,735	7,347	7,785
	Net asset value per share	$15.24	$16.10	$13.96
Class R-2E:	Net assets	$1,199	$4,839	$4,367
	Shares outstanding	78	299	311
	Net asset value per share	$15.40	$16.19	$14.02
Class R-3:	Net assets	$28,756	$73,930	$72,465
	Shares outstanding	1,868	4,548	5,173
	Net asset value per share	$15.39	$16.25	$14.01
Class R-4:	Net assets	$13,430	$39,793	$64,857
	Shares outstanding	869	2,438	4,618
	Net asset value per share	$15.46	$16.32	$14.05
Class R-5E:	Net assets	$11	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$15.46	$16.32	$14.04
Class R-5:	Net assets	$6,055	$17,643	$12,519
	Shares outstanding	388	1,072	888
	Net asset value per share	$15.59	$16.46	$14.10
Class R-6:	Net assets	$37,942	$50,601	$71,502
	Shares outstanding	2,429	3,080	5,080
	Net asset value per share	$15.62	$16.43	$14.08

*   Amount less than one thousand.

See Notes to Financial Statements

16	American Funds Portfolio Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Balanced	Income	Tax-Advantaged Income	Preservation	Tax-Exempt Preservation
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$10,728	$1,762		$1,365
771	145		138
$13.91	$12.13		$9.92
$86,697	$29,876		$15,253
6,241	2,465		1,541
$13.89	$12.12		$9.90
$8,827	$292		$2,284
634	24		230
$13.93	$12.17		$9.92
$90,428	$28,315		$15,047
6,490	2,329		1,517
$13.93	$12.16		$9.92
$77,236	$33,540		$9,631
5,531	2,754		970
$13.96	$12.18		$9.93
$2,111	$193		$10
151	16		1
$13.97	$12.17		$9.94
$15,431	$5,308		$2,021
1,103	435		203
$13.99	$12.20		$9.93
$180,198	$30,441		$10,294
12,879	2,495		1,037
$13.99	$12.20		$9.93

American Funds Portfolio Series	17

Statements of operations
for the six months ended April 30, 2017

	Global Growth		Growth		Growth and Income
	Portfolio		Portfolio		Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$20,138		$46,312		$79,965
Affiliated issuers	—		—		—
	20,138		46,312		79,965
Fees and expenses*:
Distribution services	3,194		7,841		11,203
Transfer agent services	941		2,238		3,097
Reports to shareholders	33		77		110
Registration statement and prospectus	240		382		429
Trustees’ compensation	5		12		18
Auditing and legal	—	†	2		2
Custodian	7		7		7
Other	81		219		196
Total fees and expenses before reimbursements	4,501		10,778		15,062
Less reimbursements of fees and expenses:
Transfer agent services reimbursement	—	†	—	†	—	†
Total fees and expenses after reimbursements	4,501		10,778		15,062
Net investment income	15,637		35,534		64,903

Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	31,411		47,831		117,897
Affiliated issuers	—		—		—
Net realized gain (loss)	31,411		47,831		117,897
Net unrealized (depreciation) appreciation on
investments:
Unaffiliated issuers	172,180		427,748		360,280
Affiliated issuers	—		—		—
Net unrealized appreciation (depreciation)	172,180		427,748		360,280

Net realized gain (loss) and unrealized (depreciation) appreciation	203,591		475,579		478,177
Net increase in net assets resulting from operations	$219,228		$511,113		$543,080

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

18	American Funds Portfolio Series

unaudited

(dollars in thousands)

Balanced	Income	Tax-Advantaged Income		Preservation	Tax-Exempt Preservation
Portfolio	Portfolio	Portfolio		Portfolio	Portfolio

$48,634	$63,095	$12,582		$2,144	$1,960
10,791	4,674	6,398		7,549	3,494
59,425	67,769	18,980		9,693	5,454

9,782	7,530	2,029		2,417	775
2,609	1,926	584		607	205
95	71	22		23	8
422	311	199		254	132
14	11	3		3	1
2	2	—	†	— †	— †
7	7	7		7	7
135	57	2		45	1
13,066	9,915	2,846		3,356	1,129
—	— †	—		— †	— †
13,066	9,915	2,846		3,356	1,129
46,359	57,854	16,134		6,337	4,325

85,722	28,259	20,815		2,282	(1,951)
—	(64)	—		(387)	(1,037)
85,722	28,195	20,815		1,895	(2,988)

209,811	166,047	35,666		(4,467)	(1,239)
50,255	(13,741)	(6,792)		(8,131)	(2,224)
260,066	152,306	28,874		(12,598)	(3,463)

345,788	180,501	49,689		(10,703)	(6,451)
$392,147	$238,355	$65,823		$(4,366)	$(2,126)

American Funds Portfolio Series	19

Statements of changes in net assets

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	April 30	October 31	April 30	October 31	April 30	October 31
	2017*	2016	2017*	2016	2017*	2016
Operations:
Net investment income	$15,637	$15,966	$35,534	$18,795	$64,903	$101,268
Net realized gain (loss)	31,411	47,523	47,831	152,109	117,897	151,383
Net unrealized (depreciation) appreciation	172,180	(27,474)	427,748	(26,463)	360,280	(29,360)
Net increase (decrease) in net assets resulting from operations	219,228	36,015	511,113	144,441	543,080	223,291

Dividends and distributions paid to shareholders:
Dividends from net investment income	(15,699)	(12,486)	(35,599)	(19,413)	(68,623)	(91,948)
Distributions from net realized gain on investments	(45,356)	(47,394)	(138,199)	(132,451)	(144,461)	(131,752)
Total dividends and distributions paid to shareholders	(61,055)	(59,880)	(173,798)	(151,864)	(213,084)	(223,700)
Net capital share transactions	96,225	228,222	440,468	869,507	484,790	1,004,406

Total increase in net assets	254,398	204,357	777,783	862,084	814,786	1,003,997

Net assets:
Beginning of year	1,784,639	1,580,282	4,113,242	3,251,158	5,936,356	4,932,359
End of year	$2,039,037	$1,784,639	$4,891,025	$4,113,242	$6,751,142	$5,936,356
(Distributions in excess of) undistributed net investment income	$(66)	$(4)	$(2,451)	$(2,386)	$(3,733)	$(13)

*  Unaudited.

See Notes to Financial Statements

20	American Funds Portfolio Series

(dollars in thousands)

Balanced Portfolio		Income Portfolio		Tax-Advantaged Income Portfolio		Preservation Portfolio		Tax-Exempt Preservation Portfolio
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31
2017*	2016	2017*	2016	2017*	2016	2017*	2016	2017*	2016

$46,359	$65,273	$57,854	$102,768	$16,134	$25,331	$6,337	$9,748	$4,325	$7,842
85,722	114,866	28,195	20,764	20,815	11,602	1,895	1,619	(2,988)	(389)
260,066	(11,645)	152,306	52,084	28,874	4,924	(12,598)	7,953	(3,463)	(973)

392,147	168,494	238,355	175,616	65,823	41,857	(4,366)	19,320	(2,126)	6,480

(48,774)	(63,958)	(61,281)	(113,238)	(15,713)	(24,858)	(8,242)	(10,176)	(4,421)	(7,712)
(102,337)	(86,331)	(15,840)	(14,453)	(10,551)	(5,812)	(680)	—	—	—

(151,111)	(150,289)	(77,121)	(127,691)	(26,264)	(30,670)	(8,922)	(10,176)	(4,421)	(7,712)

402,871	1,137,336	249,922	594,707	174,962	326,999	39,589	342,419	(27,054)	145,870

643,907	1,155,541	411,156	642,632	214,521	338,186	26,301	351,563	(33,601)	144,638

5,155,380	3,999,839	3,797,144	3,154,512	1,144,514	806,328	1,241,279	889,716	447,456	302,818
$5,799,287	$5,155,380	$4,208,300	$3,797,144	$1,359,035	$1,144,514	$1,267,580	$1,241,279	$413,855	$447,456

$3,742	$6,157	$(1,065)	$2,362	$2,270	$1,849	$(1,562)	$343	$236	$332

American Funds Portfolio Series	21

Notes to financial statements	unaudited

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Balanced Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Advantaged Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio, Income Portfolio and Preservation Portfolio each have 21 share classes consisting of seven retail share classes (Classes A, B, C, T, F-1, F-2 and F-3), six 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Advantaged Income Portfolio and Tax-Exempt Preservation Portfolio each have seven retail share classes (Classes A, B, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Advantaged Income Portfolio; up to 5.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B, T, 529-B and 529-T shares of each fund are not available for purchase. Final conversion of Class B and 529-B shares to Class A and 529-A shares, respectively, occurred on April 28, 2017. These share classes were fully liquidated on May 5, 2017, upon the removal of seed capital invested by the fund’s investment adviser.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and

22	American Funds Portfolio Series

transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2017, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

American Funds Portfolio Series	23

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also

24	American Funds Portfolio Series

lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable,

American Funds Portfolio Series	25

the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2017, none of the funds had a liability for any unrecognized tax benefits. These funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the series commenced investment operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; deferred expenses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2016, the components of distributable earnings on a tax basis for each fund were as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Balanced Portfolio	Income Portfolio	Tax- Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Undistributed ordinary income	$—	$—	$—	$6,168	$2,370	$739	$346	$—
Late year ordinary loss deferral*	—	(2,378)	—	—	—	—	—	—
Undistributed tax-exempt income	—	—	—	—	—	1,113	—	333
Undistributed long-term capital gain	45,351	138,158	144,446	102,348	15,829	10,549	673	—
Capital loss carryforward†:	—	—	—	—	—	—	—	(2,004)
Capital loss carryforward utilized:	—	—	—	—	—	—	14	—

*	These deferrals are considered incurred in the subsequent year.
†	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

26	American Funds Portfolio Series

As of April 30, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Balanced Portfolio	Income Portfolio	Tax- Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Gross unrealized appreciation on investment securities	$190,646	$525,855	$500,179	$448,953	$276,792	$68,216	$—	$1,002
Gross unrealized depreciation on investment securities	—	—	(4,179)	—	(42,209)	(4,019)	(9,744)	(8,488)
Net unrealized appreciation (depreciation) on investment securities	190,646	525,855	496,000	448,953	234,583	64,197	(9,744)	(7,486)
Cost of investment securities	1,849,135	4,366,921	6,257,597	5,352,525	3,975,465	1,295,176	1,277,884	421,451

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Portfolio

	Six months ended April 30, 2017						Year ended October 31, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$10,787		$27,044		$37,831		$9,026		$29,527		$38,553
Class B	—		10		10		—		43		43
Class C	617		5,840		6,457		503		6,068		6,571
Class T1	—		—		—
Class F-1	367		993		1,360		300		1,177		1,477
Class F-2	1,329		2,765		4,094		640		1,715		2,355
Class F-3[2]	—		—		—
Class 529-A	1,464		3,819		5,283		1,081		3,780		4,861
Class 529-B	—		3		3		—		11		11
Class 529-C	22		1,317		1,339		59		1,613		1,672
Class 529-E	42		145		187		31		143		174
Class 529-T1	—		—		—
Class 529-F-1	122		269		391		84		243		327
Class R-1	—		59		59		5		73		78
Class R-2	173		1,250		1,423		100		1,043		1,143
Class R-2E	11		25		36		—	[3]	—	[3]	—	[3]
Class R-3	162		573		735		102		519		621
Class R-4	119		296		415		86		276		362
Class R-5E4	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class R-5	62		125		187		32		82		114
Class R-6	422		823		1,245		437		1,081		1,518
Total	$15,699		$45,356		$61,055		$12,486		$47,394		$59,880

See page 30 for footnotes.

American Funds Portfolio Series	27

Growth Portfolio

	Six months ended April 30, 2017						Year ended October 31, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$25,081		$83,165		$108,246		$14,693		$82,330		$97,023
Class B	—		35		35		—		141		141
Class C	1,607		19,972		21,579		446		19,249		19,695
Class T1	—		—		—
Class F-1	579		2,066		2,645		337		2,139		2,476
Class F-2	2,074		5,800		7,874		981		4,384		5,365
Class F-3[2]	—		—		—
Class 529-A	3,607		12,636		16,243		1,882		11,480		13,362
Class 529-B	—		4		4		—		36		36
Class 529-C	389		4,516		4,905		—		4,000		4,000
Class 529-E	126		598		724		65		585		650
Class 529-T1	—		—		—
Class 529-F-1	347		1,025		1,372		160		815		975
Class R-1	12		237		249		—		263		263
Class R-2	323		3,240		3,563		38		2,584		2,622
Class R-2E	31		126		157		15		65		80
Class R-3	416		1,888		2,304		137		1,429		1,566
Class R-4	315		1,079		1,394		177		966		1,143
Class R-5E4	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class R-5	175		465		640		48		205		253
Class R-6	517		1,347		1,864		434		1,780		2,214
Total	$35,599		$138,199		$173,798		$19,413		$132,451		$151,864

Growth and Income Portfolio

	Six months ended April 30, 2017						Year ended October 31, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$47,828		$94,686		$142,514		$67,057		$89,249		$156,306
Class B	5		32		37		40		145		185
Class C	7,688		22,610		30,298		9,124		19,979		29,103
Class T1	—		—		—
Class F-1	1,411		2,808		4,219		1,732		2,279		4,011
Class F-2	3,033		5,299		8,332		3,209		3,442		6,651
Class F-3[2]	5		—		5
Class 529-A	4,019		8,095		12,114		5,233		7,325		12,558
Class 529-B	1		6		7		6		23		29
Class 529-C	1,044		3,177		4,221		1,209		3,033		4,242
Class 529-E	176		401		577		241		392		633
Class 529-T1	—		—		—
Class 529-F-1	342		621		963		432		516		948
Class R-1	47		146		193		76		188		264
Class R-2	781		2,234		3,015		848		1,748		2,596
Class R-2E	38		90		128		18		6		24
Class R-3	646		1,429		2,075		761		1,109		1,870
Class R-4	686		1,364		2,050		846		1,091		1,937
Class R-5E4	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class R-5	118		176		294		90		86		176
Class R-6	755		1,287		2,042		1,026		1,141		2,167
Total	$68,623		$144,461		$213,084		$91,948		$131,752		$223,700

28	American Funds Portfolio Series

Balanced Portfolio

	Six months ended April 30, 2017					Year ended October 31, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$32,666		$63,486		$96,152	$44,752		$55,406		$100,158
Class B	5		23		28	23		89		112
Class C	5,404		17,262		22,666	6,207		14,303		20,510
Class T1	—		—		—
Class F-1	1,155		2,335		3,490	1,668		1,812		3,480
Class F-2	2,725		4,690		7,415	2,876		2,641		5,517
Class F-3[2]	3		—		3
Class 529-A	2,133		4,297		6,430	2,877		3,808		6,685
Class 529-B	—	[3]	3		3	3		12		15
Class 529-C	596		2,032		2,628	684		1,915		2,599
Class 529-E	87		192		279	104		156		260
Class 529-T1	—		—		—
Class 529-F-1	251		446		697	325		363		688
Class R-1	66		214		280	73		189		262
Class R-2	469		1,487		1,956	501		1,145		1,646
Class R-2E	35		65		100	9		—	[3]	9
Class R-3	672		1,544		2,216	865		1,304		2,169
Class R-4	645		1,234		1,879	987		1,329		2,316
Class R-5E4	6		—	[3]	6	—	[3]	—	[3]	—	[3]
Class R-5	138		235		373	197		208		405
Class R-6	1,718		2,792		4,510	1,807		1,651		3,458
Total	$48,774		$102,337		$151,111	$63,958		$86,331		$150,289

Income Portfolio

	Six months ended April 30, 2017					Year ended October 31, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$44,629		$11,087		$55,716	$83,240		$10,212		$93,452
Class B	5		3		8	60		15		75
Class C	7,989		2,591		10,580	15,423		2,391		17,814
Class T1	—		—		—
Class F-1	1,322		333		1,655	2,615		322		2,937
Class F-2	3,351		760		4,111	4,691		566		5,257
Class F-3[2]	1		—		1
Class 529-A	1,321		332		1,653	2,465		314		2,779
Class 529-B	1		—	[3]	1	6		2		8
Class 529-C	578		192		770	1,155		192		1,347
Class 529-E	87		24		111	180		26		206
Class 529-T1	—		—		—
Class 529-F-1	149		36		185	275		29		304
Class R-1	21		8		29	44		7		51
Class R-2	353		113		466	654		104		758
Class R-2E	4		1		5	1		—	[3]	1
Class R-3	393		106		499	645		81		726
Class R-4	522		128		650	892		103		995
Class R-5E4	3		1		4	1		—	[3]	1
Class R-5	84		19		103	132		13		145
Class R-6	468		106		574	759		76		835
Total	$61,281		$15,840		$77,121	$113,238		$14,453		$127,691

See page 30 for footnotes.

American Funds Portfolio Series	29

Tax-Advantaged Income Portfolio

	Six months ended April 30, 2017						Year ended October 31, 2016
					Total					Total
					dividends and					dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income[5]		capital gains		paid		income[5]		capital gains	paid
Class A	$12,460		$8,157		$20,617		$20,163		$4,658	$24,821
Class B	—	[3]	—	[3]	—	[3]	2		1	3
Class C	1,571		1,425		2,996		2,500		738	3,238
Class T1	—		—		—
Class F-1	727		412		1,139		812		159	971
Class F-2	951		557		1,508		1,381		256	1,637
Class F-3[2]	4		—		4
Total	$15,713		$10,551		$26,264		$24,858		$5,812	$30,670

Preservation Portfolio

	Six months ended April 30, 2017						Year ended October 31, 2016
					Total
					dividends and					Total
	Ordinary		Long-term		distributions		Ordinary		Long-term	dividends
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$5,823		$439		$6,262		$7,507		$—	$7,507
Class B	1		—	[3]	1		2		—	2
Class C	641		97		738		581		—	581
Class T1	—	[3]	—		—	[3]
Class F-1	195		15		210		268		—	268
Class F-2	426		27		453		453		—	453
Class F-3[2]	1		—		1
Class 529-A	539		41		580		695		—	695
Class 529-B	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class 529-C	118		19		137		85		—	85
Class 529-E	19		2		21		23		—	23
Class 529-T1	—	[3]	—		—	[3]
Class 529-F-1	120		8		128		155		—	155
Class R-1	5		1		6		6		—	6
Class R-2	67		9		76		55		—	55
Class R-2E	14		1		15		11		—	11
Class R-3	94		9		103		108		—	108
Class R-4	74		5		79		86		—	86
Class R-5E4	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class R-5	12		1		13		13		—	13
Class R-6	93		6		99		128		—	128
Total	$8,242		$680		$8,922		$10,176		$—	$10,176

Tax-Exempt Preservation Portfolio

	Six months ended April 30, 2017						Year ended October 31, 2016
					Total					Total
	Ordinary		Long-term		dividends		Ordinary		Long-term	dividends
Share class	income[5]		capital gains		paid		income[5]		capital gains	paid
Class A	$3,487		$—		$3,487		$5,889		$—	$5,889
Class B	—	[3]	—		—	[3]	—	[3]	—	—	[3]
Class C	431		—		431		862		—	862
Class T1	—	[3]	—		—	[3]
Class F-1	105		—		105		178		—	178
Class F-2	397		—		397		783		—	783
Class F-3[2]	1		—		1
Total	$4,421		$—		$4,421		$7,712		$—	$7,712

[1]	Class T and 529-T shares began investment operations on April 7, 2017.
[2]	Class F-3 shares began investment operations on January 27, 2017.
[3]	Amount less than one thousand.
[4]	Class R-5E shares began investment operations on November 20, 2015.
[5]	Ordinary income may include both taxable and tax-exempt income.

30	American Funds Portfolio Series

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses of Tax-Exempt Preservation Portfolio. Fees and expenses in Tax-Exempt Preservation Portfolio’s statement of operations are presented gross of the reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as miscellaneous fee reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2017, unreimbursed expenses subject to reimbursement for the funds’ Class A and 529-A shares were as follows (dollars in thousands):

	Class A	Class 529-A
Global Growth Portfolio	$—	$—
Growth Portfolio	—	—
Growth and Income Portfolio	—	—
Balanced Portfolio	—	—
Income Portfolio	—	—
Tax-Advantaged Income Portfolio	—	Not applicable
Preservation Portfolio	22	—
Tax-Exempt Preservation Portfolio	1,013	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets

American Funds Portfolio Series	31

from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529“) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Class-specific expenses under the agreements described in this section for the six months ended April 30, 2017, were as follows (dollars in thousands):

Global Growth Portfolio

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class A	$1,269		$518		Not applicable
Class B	1		—	[1]	Not applicable
Class C	1,156		111		Not applicable
Class T2	—		—	[1]	Not applicable
Class F-1	49		25		Not applicable
Class F-2	Not applicable		65		Not applicable
Class F-3[3]	—		—	[1]	Not applicable
Class 529-A	157		80		$54
Class 529-B	—	[1]	—	[1]	—	[1]
Class 529-C	267		27		18
Class 529-E	15		2		2
Class 529-T2	—		—	[1]	—	[1]
Class 529-F-1	—		5		4
Class R-1	13		1		Not applicable
Class R-2	189		84		Not applicable
Class R-2E	3		1		Not applicable
Class R-3	60		16		Not applicable
Class R-4	15		5		Not applicable
Class R-5E	Not applicable		—	[1]	Not applicable
Class R-5	Not applicable		1		Not applicable
Class R-6	Not applicable		—	[1]	Not applicable
Total class-specific expenses	$3,194		$941		$78

Growth Portfolio

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class A	$2,801		$1,249		Not applicable
Class B	4		—	[1]	Not applicable
Class C	3,143		299		Not applicable
Class T2	—		—	[1]	Not applicable
Class F-1	83		40		Not applicable
Class F-2	Not applicable		105		Not applicable
Class F-3[3]	—		—	[1]	Not applicable
Class 529-A	398		208		$142
Class 529-B	—	[1]	—	[1]	—	[1]
Class 529-C	722		71		50
Class 529-E	48		5		7
Class 529-T2	—		—	[1]	—	[1]
Class 529-F-1	—		17		12
Class R-1	36		4		Not applicable
Class R-2	391		175		Not applicable
Class R-2E	13		4		Not applicable
Class R-3	158		42		Not applicable
Class R-4	44		15		Not applicable
Class R-5E	Not applicable		—	[1]	Not applicable
Class R-5	Not applicable		4		Not applicable
Class R-6	Not applicable		—	[1]	Not applicable
Total class-specific expenses	$7,841		$2,238		$211

32	American Funds Portfolio Series

Growth and Income Portfolio

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class A	$4,458	$1,923		Not applicable
Class B	4	1		Not applicable
Class C	4,837	461		Not applicable
Class T2	—	—	[1]	Not applicable
Class F-1	155	74		Not applicable
Class F-2	Not applicable	132		Not applicable
Class F-3[3]	—	—	[1]	Not applicable
Class 529-A	373	180		$122
Class 529-B	1	—	[1]	—	[1]
Class 529-C	685	68		47
Class 529-E	44	5		6
Class 529-T2	—	—	[1]	—	[1]
Class 529-F-1	—	13		9
Class R-1	31	3		Not applicable
Class R-2	367	163		Not applicable
Class R-2E	13	4		Not applicable
Class R-3	161	42		Not applicable
Class R-4	74	26		Not applicable
Class R-5E	Not applicable	—	[1]	Not applicable
Class R-5	Not applicable	2		Not applicable
Class R-6	Not applicable	—	[1]	Not applicable
Total class-specific expenses	$11,203	$3,097		$184

Balanced Portfolio

	Distribution	Transfer agent		529 plan
Share class	services	services		services
Class A	$3,708	$1,561		Not applicable
Class B	4	—	[1]	Not applicable
Class C	4,453	426		Not applicable
Class T2	—	—	[1]	Not applicable
Class F-1	160	79		Not applicable
Class F-2	Not applicable	139		Not applicable
Class F-3[3]	—	—	[1]	Not applicable
Class 529-A	254	115		$77
Class 529-B	1	—	[1]	—	[1]
Class 529-C	528	53		36
Class 529-E	25	3		4
Class 529-T2	—	—	[1]	—	[1]
Class 529-F-1	—	12		8
Class R-1	53	5		Not applicable
Class R-2	294	129		Not applicable
Class R-2E	16	5		Not applicable
Class R-3	207	52		Not applicable
Class R-4	79	25		Not applicable
Class R-5E	Not applicable	1		Not applicable
Class R-5	Not applicable	3		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$9,782	$2,609		$125

Income Portfolio

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class A	$3,637		$1,308		Not applicable
Class B	3		1		Not applicable
Class C	3,216		308		Not applicable
Class T2	—		—	[1]	Not applicable
Class F-1	104		51		Not applicable
Class F-2	Not applicable		107		Not applicable
Class F-3[3]	—		—	[1]	Not applicable
Class 529-A	99		43		$29
Class 529-B	—	[1]	—	[1]	—	[1]
Class 529-C	234		24		16
Class 529-E	15		2		2
Class 529-T2	—		—	[1]	—	[1]
Class 529-F-1	—		4		3
Class R-1	9		1		Not applicable
Class R-2	105		46		Not applicable
Class R-2E	1		—	[1]	Not applicable
Class R-3	67		17		Not applicable
Class R-4	40		13		Not applicable
Class R-5E	Not applicable		—	[1]	Not applicable
Class R-5	Not applicable		1		Not applicable
Class R-6	Not applicable		—	[1]	Not applicable
Total class-specific expenses	$7,530		$1,926		$50

Tax-Advantaged Income Portfolio

	Distribution		Transfer agent
Share class	services		services
Class A	$1,145		$439
Class B	—	[1]	—	[1]
Class C	816		77
Class T2	—		—	[1]
Class F-1	68		30
Class F-2	Not applicable		38
Class F-3[3]	Not applicable		—	[1]
Total class-specific expenses	$2,029		$584

American Funds Portfolio Series	33

Preservation Portfolio

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class A	$1,149		$375		Not applicable
Class B	1		—	[1]	Not applicable
Class C	846		83		Not applicable
Class T2	—		—	[1]	Not applicable
Class F-1	33		16		Not applicable
Class F-2	Not applicable		28		Not applicable
Class F-3[3]	—		—	[1]	Not applicable
Class 529-A	86		39		$25
Class 529-B	—	[1]	—	[1]	—	[1]
Class 529-C	169		17		12
Class 529-E	8		1		1
Class 529-T2	—		—	[1]	—	[1]
Class 529-F-1	—		7		5
Class R-1	6		1		Not applicable
Class R-2	61		24		Not applicable
Class R-2E	8		3		Not applicable
Class R-3	38		9		Not applicable
Class R-4	12		4		Not applicable
Class R-5E	Not applicable		—	[1]	Not applicable
Class R-5	Not applicable		—	[1]	Not applicable
Class R-6	Not applicable		—	[1]	Not applicable
Total class-specific expenses	$2,417		$607		$43

[1]	Amount less than one thousand.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Class F-3 shares began investment operations on January 27, 2017.

Tax-Exempt Preservation Portfolio

	Distribution		Transfer agent
Share class	services		services
Class A	$475		$152
Class B	—	[1]	—	[1]
Class C	288		29
Class T2	—		—	[1]
Class F-1	12		6
Class F-2	Not applicable		18
Class F-3[3]	Not applicable		—	[1]
Total class-specific expenses	$775		$205

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:

		Increase in value of	Total trustees’
	Current fees	deferred amounts	compensation
Global Growth Portfolio	$4,975	$178	$5,153
Growth Portfolio	11,635	433	12,068
Growth and Income Portfolio	16,714	603	17,317
Balanced Portfolio	14,369	513	14,882
Income Portfolio	10,631	379	11,010
Tax-Advantaged Income Portfolio	3,183	120	3,303
Preservation Portfolio	3,378	110	3,488
Tax-Exempt Preservation Portfolio	1,168	37	1,205

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

34	American Funds Portfolio Series

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2017, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$459,819	$372,004
Growth Portfolio	799,873	449,385
Growth and Income Portfolio	1,178,207	690,619
Balanced Portfolio	642,531	257,934
Income Portfolio	277,262	17,762
Tax-Advantaged Income Portfolio	240,421	54,792
Preservation Portfolio	340,607	300,457
Tax-Exempt Preservation Portfolio	101,062	128,222

American Funds Portfolio Series	35

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$135,718	9,299		$37,637		2,728		$(139,492)	(9,611)	$33,863	2,416
Class B	9	1		11		1		(625)	(44)	(605)	(42)
Class C	30,286	2,099		6,439		472		(34,530)	(2,406)	2,195	165
Class T2	10	1		—		—		—	—	10	1
Class F-1	8,474	578		1,360		98		(12,365)	(847)	(2,531)	(171)
Class F-2	41,051	2,791		4,041		292		(18,722)	(1,285)	26,370	1,798
Class F-3[3]	2,522	167		—		—		(3)	— [4]	2,519	167
Class 529-A	22,372	1,539		5,283		383		(11,464)	(792)	16,191	1,130
Class 529-B	2	—	[4]	3		—	[4]	(134)	(9)	(129)	(9)
Class 529-C	6,478	451		1,338		98		(8,523)	(610)	(707)	(61)
Class 529-E	988	68		187		14		(226)	(16)	949	66
Class 529-T2	10	1		—		—		—	—	10	1
Class 529-F-1	2,227	153		390		28		(1,222)	(82)	1,395	99
Class R-1	935	64		58		4		(1,049)	(73)	(56)	(5)
Class R-2	13,344	928		1,424		104		(8,992)	(626)	5,776	406
Class R-2E	191	13		36		3		(97)	(6)	130	10
Class R-3	7,528	516		734		53		(3,770)	(260)	4,492	309
Class R-4	4,130	288		415		30		(2,424)	(169)	2,121	149
Class R-5E	—	—		—		—		—	—	—	—
Class R-5	1,537	105		187		14		(354)	(24)	1,370	95
Class R-6	4,549	310		1,244		90		(2,931)	(200)	2,862	200
Total net increase (decrease)	$282,361	19,372		$60,787		4,412		$(246,923)	(17,060)	$96,225	6,724

Year ended October 31, 2016

Class A	$260,846	18,918		$38,436		2,743		$(198,891)	(14,351)	$100,391	7,310
Class B	124	9		43		3		(1,127)	(82)	(960)	(70)
Class C	62,890	4,623		6,566		474		(36,897)	(2,702)	32,559	2,395
Class F-1	18,621	1,358		1,476		105		(18,156)	(1,342)	1,941	121
Class F-2	73,139	5,274		2,335		166		(25,901)	(1,881)	49,573	3,559
Class 529-A	32,891	2,383		4,861		348		(15,743)	(1,132)	22,009	1,599
Class 529-B	14	1		11		—	[4]	(261)	(19)	(236)	(18)
Class 529-C	11,681	859		1,672		121		(10,127)	(727)	3,226	253
Class 529-E	1,399	101		174		12		(757)	(54)	816	59
Class 529-F-1	3,153	229		327		23		(1,262)	(92)	2,218	160
Class R-1	1,168	88		76		5		(787)	(57)	457	36
Class R-2	21,140	1,558		1,137		82		(8,376)	(609)	13,901	1,031
Class R-2E	961	67		—	[4]	—	[4]	— [4]	— [4]	961	67
Class R-3	8,421	613		621		44		(5,058)	(362)	3,984	295
Class R-4	4,177	303		362		26		(3,119)	(228)	1,420	101
Class R-5E5	10	1		—		—		—	—	10	1
Class R-5	2,259	165		114		8		(945)	(68)	1,428	105
Class R-6	3,323	238		1,518		108		(10,317)	(732)	(5,476)	(386)
Total net increase (decrease)	$506,217	36,788		$59,729		4,268		$(337,724)	(24,438)	$228,222	16,618

36	American Funds Portfolio Series

Growth Portfolio

	Sales[1]			Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$409,582	26,157		$107,886	7,212		$(304,849)	(19,511)	$212,619	13,858
Class B	138	9		35	2		(1,593)	(103)	(1,420)	(92)
Class C	104,117	6,742		21,529	1,458		(86,685)	(5,620)	38,961	2,580
Class T2	10	1		—	—		—	—	10	1
Class F-1	19,303	1,243		2,637	176		(15,550)	(1,000)	6,390	419
Class F-2	63,545	4,049		7,796	520		(42,965)	(2,724)	28,376	1,845
Class F-3[3]	1,776	111		—	—		(30)	(2)	1,746	109
Class 529-A	66,532	4,259		16,240	1,087		(15,611)	(1,003)	67,161	4,343
Class 529-B	5	—	[4]	4	—	[4]	(210)	(13)	(201)	(13)
Class 529-C	26,241	1,723		4,905	332		(7,191)	(466)	23,955	1,589
Class 529-E	2,882	185		724	48		(619)	(40)	2,987	193
Class 529-T2	10	1		—	—		—	—	10	1
Class 529-F-1	11,157	712		1,372	92		(3,200)	(205)	9,329	599
Class R-1	1,636	105		244	16		(1,701)	(110)	179	11
Class R-2	28,739	1,862		3,562	241		(15,846)	(1,028)	16,455	1,075
Class R-2E	1,063	69		157	11		(473)	(30)	747	50
Class R-3	20,337	1,305		2,304	155		(8,314)	(531)	14,327	929
Class R-4	10,228	655		1,394	93		(5,938)	(384)	5,684	364
Class R-5E	—	—		—	—		—	—	—	—
Class R-5	7,506	477		640	43		(1,384)	(88)	6,762	432
Class R-6	9,403	604		1,864	124		(4,876)	(309)	6,391	419
Total net increase (decrease)	$784,210	50,269		$173,293	11,610		$(517,035)	(33,167)	$440,468	28,712

Year ended October 31, 2016

Class A	$758,872	51,997		$96,699	6,574		$(388,362)	(26,355)	$467,209	32,216
Class B	301	21		141	10		(2,789)	(194)	(2,347)	(163)
Class C	214,622	14,883		19,633	1,350		(95,424)	(6,581)	138,831	9,652
Class F-1	32,830	2,252		2,471	168		(26,095)	(1,798)	9,206	622
Class F-2	103,792	7,017		5,338	362		(47,667)	(3,241)	61,463	4,138
Class 529-A	100,435	6,855		13,362	909		(22,810)	(1,557)	90,987	6,207
Class 529-B	48	4		36	2		(805)	(57)	(721)	(51)
Class 529-C	37,143	2,553		4,000	275		(12,157)	(842)	28,986	1,986
Class 529-E	4,345	299		649	44		(1,601)	(113)	3,393	230
Class 529-F-1	12,178	831		974	66		(2,980)	(201)	10,172	696
Class R-1	3,139	217		259	18		(3,165)	(214)	233	21
Class R-2	45,116	3,148		2,619	180		(15,755)	(1,081)	31,980	2,247
Class R-2E	3,772	249		79	5		(89)	(6)	3,762	248
Class R-3	27,278	1,872		1,532	105		(11,039)	(751)	17,771	1,226
Class R-4	17,790	1,218		1,143	77		(10,671)	(729)	8,262	566
Class R-5E5	10	1		—	—		—	—	10	1
Class R-5	6,672	451		254	17		(2,036)	(137)	4,890	331
Class R-6	7,711	531		2,214	150		(14,505)	(990)	(4,580)	(309)
Total net increase (decrease)	$1,376,054	94,399		$151,403	10,312		$(657,950)	(44,847)	$869,507	59,864

See page 43 for footnotes.

American Funds Portfolio Series	37

Growth and Income Portfolio

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$527,456	38,724	$141,492	10,683		$(431,333)	(31,712)	$237,615	17,695
Class B	50	4	37	3		(2,039)	(150)	(1,952)	(143)
Class C	145,937	10,780	30,141	2,292		(118,075)	(8,720)	58,003	4,352
Class T2	10	1	—	—		—	—	10	1
Class F-1	35,637	2,622	4,147	313		(19,223)	(1,414)	20,561	1,521
Class F-2	102,146	7,495	8,184	617		(52,574)	(3,839)	57,756	4,273
Class F-3[3]	6,424	464	5	—	[4]	(178)	(13)	6,251	451
Class 529-A	47,075	3,467	12,113	915		(19,836)	(1,461)	39,352	2,921
Class 529-B	40	3	7	1		(374)	(28)	(327)	(24)
Class 529-C	16,207	1,198	4,219	321		(8,238)	(608)	12,188	911
Class 529-E	1,947	143	578	44		(1,398)	(102)	1,127	85
Class 529-T2	10	1	—	—		—	—	10	1
Class 529-F-1	6,129	449	962	73		(2,884)	(210)	4,207	312
Class R-1	953	70	192	14		(1,432)	(105)	(287)	(21)
Class R-2	24,250	1,790	3,015	229		(14,374)	(1,060)	12,891	959
Class R-2E	1,158	86	128	9		(877)	(63)	409	32
Class R-3	18,774	1,381	2,075	157		(11,552)	(850)	9,297	688
Class R-4	12,123	893	2,050	155		(7,785)	(574)	6,388	474
Class R-5E	—	—	—	—		—	—	—	—
Class R-5	6,075	443	294	22		(912)	(67)	5,457	398
Class R-6	20,611	1,494	2,041	154		(6,818)	(495)	15,834	1,153
Total net increase (decrease)	$973,012	71,508	$211,680	16,002		$(699,902)	(51,471)	$484,790	36,039

Year ended October 31, 2016

Class A	$995,138	76,482	$155,209	11,956		$(587,774)	(44,798)	$562,573	43,640
Class B	442	34	184	14		(4,740)	(366)	(4,114)	(318)
Class C	304,214	23,490	28,940	2,247		(147,673)	(11,354)	185,481	14,383
Class F-1	54,989	4,211	3,920	302		(31,725)	(2,436)	27,184	2,077
Class F-2	123,823	9,434	6,426	493		(52,199)	(3,979)	78,050	5,948
Class 529-A	72,529	5,546	12,556	968		(31,360)	(2,399)	53,725	4,115
Class 529-B	109	9	29	2		(795)	(61)	(657)	(50)
Class 529-C	24,895	1,915	4,241	329		(14,918)	(1,140)	14,218	1,104
Class 529-E	3,261	250	633	49		(1,575)	(121)	2,319	178
Class 529-F-1	8,900	684	948	73		(4,350)	(332)	5,498	425
Class R-1	2,685	206	262	21		(3,913)	(297)	(966)	(70)
Class R-2	41,614	3,215	2,594	201		(17,198)	(1,318)	27,010	2,098
Class R-2E	3,949	302	24	2		(335)	(26)	3,638	278
Class R-3	29,978	2,293	1,869	144		(13,180)	(999)	18,667	1,438
Class R-4	31,925	2,434	1,894	146		(13,734)	(1,060)	20,085	1,520
Class R-5E5	10	1	—	—		—	—	10	1
Class R-5	4,409	339	176	13		(1,260)	(100)	3,325	252
Class R-6	15,982	1,248	2,167	166		(9,789)	(751)	8,360	663
Total net increase (decrease)	$1,718,852	132,093	$222,072	17,126		$(936,518)	(71,537)	$1,004,406	77,682

38	American Funds Portfolio Series

Balanced Portfolio

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$450,885	33,295	$95,493	7,244		$(346,117)	(25,603)	$200,261	14,936
Class B	86	6	27	2		(1,838)	(136)	(1,725)	(128)
Class C	120,905	8,973	22,526	1,720		(105,381)	(7,826)	38,050	2,867
Class T2	10	1	—	—		—	—	10	1
Class F-1	34,146	2,534	3,466	263		(47,400)	(3,522)	(9,788)	(725)
Class F-2	99,587	7,331	7,212	546		(45,383)	(3,340)	61,416	4,537
Class F-3[3]	6,336	461	3	—	[4]	(306)	(22)	6,033	439
Class 529-A	31,875	2,356	6,428	488		(17,925)	(1,330)	20,378	1,514
Class 529-B	16	1	3	—	[4]	(262)	(19)	(243)	(18)
Class 529-C	13,440	1,000	2,629	201		(10,405)	(775)	5,664	426
Class 529-E	1,182	88	279	21		(995)	(74)	466	35
Class 529-T2	10	1	—	—		—	—	10	1
Class 529-F-1	6,093	450	696	53		(4,561)	(333)	2,228	170
Class R-1	2,487	185	280	21		(2,711)	(201)	56	5
Class R-2	20,113	1,492	1,951	149		(13,994)	(1,039)	8,070	602
Class R-2E	7,740	577	101	8		(2,246)	(169)	5,595	416
Class R-3	16,924	1,247	2,200	167		(12,173)	(898)	6,951	516
Class R-4	28,845	2,127	1,879	142		(11,605)	(854)	19,119	1,415
Class R-5E	2,144	163	5	—	[4]	(189)	(14)	1,960	149
Class R-5	4,556	335	372	28		(1,811)	(135)	3,117	228
Class R-6	55,989	4,135	4,509	341		(25,255)	(1,858)	35,243	2,618
Total net increase (decrease)	$903,369	66,758	$150,059	11,394		$(650,557)	(48,148)	$402,871	30,004

Year ended October 31, 2016

Class A	$949,538	72,537	$99,508	7,610		$(435,771)	(33,184)	$613,275	46,963
Class B	657	50	112	9		(3,824)	(292)	(3,055)	(233)
Class C	320,188	24,635	20,395	1,571		(136,184)	(10,425)	204,399	15,781
Class F-1	79,875	6,184	3,469	265		(34,034)	(2,598)	49,310	3,851
Class F-2	152,469	11,583	5,355	408		(41,795)	(3,182)	116,029	8,809
Class 529-A	52,565	4,001	6,684	511		(27,678)	(2,106)	31,571	2,406
Class 529-B	101	8	15	1		(509)	(39)	(393)	(30)
Class 529-C	27,570	2,108	2,595	200		(19,812)	(1,507)	10,353	801
Class 529-E	3,061	234	261	20		(1,183)	(89)	2,139	165
Class 529-F-1	7,710	586	689	53		(3,402)	(258)	4,997	381
Class R-1	4,784	367	262	20		(4,148)	(316)	898	71
Class R-2	32,531	2,497	1,641	126		(13,538)	(1,032)	20,634	1,591
Class R-2E	3,173	243	9	—	[4]	(344)	(26)	2,838	217
Class R-3	33,543	2,567	2,165	166		(19,021)	(1,452)	16,687	1,281
Class R-4	35,897	2,725	2,316	178		(35,881)	(2,724)	2,332	179
Class R-5E5	26	2	—	—		—	—	26	2
Class R-5	5,116	397	405	31		(4,621)	(354)	900	74
Class R-6	97,186	7,326	3,458	263		(36,248)	(2,737)	64,396	4,852
Total net increase (decrease)	$1,805,990	138,050	$149,339	11,432		$(817,993)	(62,321)	$1,137,336	87,161

See page 43 for footnotes.

American Funds Portfolio Series	39

Income Portfolio

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$383,654	32,097		$54,476		4,589		$(261,581)	(21,879)	$176,549	14,807
Class B	22	2		8		1		(1,157)	(97)	(1,127)	(94)
Class C	79,083	6,643		10,436		883		(73,083)	(6,143)	16,436	1,383
Class T2	10	1		—		—		—	—	10	1
Class F-1	16,387	1,371		1,619		136		(18,422)	(1,546)	(416)	(39)
Class F-2	69,462	5,788		4,040		340		(35,456)	(2,959)	38,046	3,169
Class F-3[3]	3,552	294		1		—	[4]	(9)	(1)	3,544	293
Class 529-A	13,230	1,106		1,652		139		(8,511)	(714)	6,371	531
Class 529-B	2	—	[4]	1		—	[4]	(110)	(9)	(107)	(9)
Class 529-C	6,345	534		770		65		(6,076)	(512)	1,039	87
Class 529-E	490	41		111		9		(662)	(55)	(61)	(5)
Class 529-T2	10	1		—		—		—	—	10	1
Class 529-F-1	1,467	122		186		16		(2,866)	(240)	(1,213)	(102)
Class R-1	465	39		28		2		(607)	(51)	(114)	(10)
Class R-2	5,799	487		464		39		(3,948)	(331)	2,315	195
Class R-2E	52	4		6		1		(104)	(9)	(46)	(4)
Class R-3	5,812	486		499		42		(4,389)	(366)	1,922	162
Class R-4	5,665	474		650		55		(5,028)	(421)	1,287	108
Class R-5E	98	9		4		—	[4]	(1)	— [4]	101	9
Class R-5	1,483	123		102		9		(720)	(60)	865	72
Class R-6	8,227	685		573		48		(4,289)	(359)	4,511	374
Total net increase (decrease)	$601,315	50,307		$75,626		6,374		$(427,019)	(35,752)	$249,922	20,929

Year ended October 31, 2016

Class A	$697,584	60,692		$91,671		7,997		$(433,560)	(37,835)	$355,695	30,854
Class B	502	44		74		7		(3,125)	(272)	(2,549)	(221)
Class C	197,713	17,327		17,572		1,542		(126,124)	(11,042)	89,161	7,827
Class F-1	37,817	3,294		2,881		251		(30,277)	(2,633)	10,421	912
Class F-2	171,186	14,880		4,346		376		(77,956)	(7,021)	97,576	8,235
Class 529-A	24,082	2,089		2,778		242		(17,963)	(1,566)	8,897	765
Class 529-B	62	6		8		1		(383)	(34)	(313)	(27)
Class 529-C	13,138	1,145		1,347		118		(13,049)	(1,138)	1,436	125
Class 529-E	724	63		206		18		(1,366)	(120)	(436)	(39)
Class 529-F-1	4,430	384		305		27		(1,714)	(148)	3,021	263
Class R-1	612	54		50		4		(404)	(35)	258	23
Class R-2	11,900	1,038		754		66		(8,564)	(748)	4,090	356
Class R-2E	318	27		—	[4]	—	[4]	—	—	318	27
Class R-3	11,512	1,004		727		63		(5,193)	(455)	7,046	612
Class R-4	16,804	1,462		995		87		(6,679)	(578)	11,120	971
Class R-5E5	85	7		1		—	[4]	—	—	86	7
Class R-5	2,169	189		145		13		(958)	(83)	1,356	119
Class R-6	12,071	1,049		835		72		(5,382)	(466)	7,524	655
Total net increase (decrease)	$1,202,709	104,754		$124,695		10,884		$(732,697)	(64,174)	$594,707	51,464

40	American Funds Portfolio Series

Tax-Advantaged Income Portfolio

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$148,385	11,736	$20,360		1,630		$(61,390)	(4,861)	$107,355	8,505
Class B	—	—	—	[4]	—	[4]	(42)	(3)	(42)	(3)
Class C	28,234	2,243	2,954		238		(14,096)	(1,121)	17,092	1,360
Class T2	10	1	—		—		—	—	10	1
Class F-1	51,327	4,052	1,135		90		(14,753)	(1,175)	37,709	2,967
Class F-2	22,764	1,802	1,475		118		(15,337)	(1,210)	8,902	710
Class F-3[3]	3,956	310	4		—	[4]	(24)	(2)	3,936	308
Total net increase (decrease)	$254,676	20,144	$25,928		2,076		$(105,642)	(8,372)	$174,962	13,848

Year ended October 31, 2016

Class A	$307,714	24,775	$24,557		1,976		$(101,195)	(8,169)	$231,076	18,582
Class B	38	3	2		—		(186)	(15)	(146)	(12)
Class C	70,862	5,728	3,208		260		(21,222)	(1,721)	52,848	4,267
Class F-1	20,656	1,678	967		78		(5,590)	(448)	16,033	1,308
Class F-2	35,376	2,846	1,608		129		(9,796)	(792)	27,188	2,183
Total net increase (decrease)	$434,646	35,030	$30,342		2,443		$(137,989)	(11,145)	$326,999	26,328

See page 43 for footnotes.

American Funds Portfolio Series	41

Preservation Portfolio

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$249,843	25,209	$6,217		630		$(209,817)	(21,194)	$46,243	4,645
Class B	10	1	1		—	[4]	(378)	(38)	(367)	(37)
Class C	32,256	3,260	728		74		(41,553)	(4,203)	(8,569)	(869)
Class T2	10	1	—		—		—	—	10	1
Class F-1	5,964	601	206		21		(7,500)	(756)	(1,330)	(134)
Class F-2	20,512	2,069	448		45		(19,067)	(1,926)	1,893	188
Class F-3[3]	421	43	1		—	[4]	—	—	422	43
Class 529-A	13,975	1,411	580		59		(14,354)	(1,451)	201	19
Class 529-B	10	1	—	[4]	—	[4]	(119)	(12)	(109)	(11)
Class 529-C	7,042	711	137		14		(5,986)	(606)	1,193	119
Class 529-E	557	56	21		2		(549)	(56)	29	2
Class 529-T2	10	1	—	[4]	—	[4]	—	—	10	1
Class 529-F-1	4,834	488	127		13		(3,474)	(351)	1,487	150
Class R-1	224	23	6		1		(471)	(48)	(241)	(24)
Class R-2	3,692	373	76		8		(5,255)	(532)	(1,487)	(151)
Class R-2E	1,216	122	15		1		(1,832)	(185)	(601)	(62)
Class R-3	5,404	547	103		10		(5,002)	(506)	505	51
Class R-4	2,654	267	80		8		(2,909)	(294)	(175)	(19)
Class R-5E	—	—	—		—		—	—	—	—
Class R-5	1,366	137	13		1		(547)	(55)	832	83
Class R-6	3,191	320	99		10		(3,647)	(368)	(357)	(38)
Total net increase (decrease)	$353,191	35,641	$8,858		897		$(322,460)	(32,581)	$39,589	3,957

Year ended October 31, 2016

Class A	$425,229	42,594	$7,445		746		$(217,793)	(21,809)	$214,881	21,531
Class B	361	36	2		—		(1,232)	(123)	(869)	(87)
Class C	98,359	9,878	574		58		(55,136)	(5,533)	43,797	4,403
Class F-1	23,208	2,328	264		27		(16,681)	(1,671)	6,791	684
Class F-2	44,328	4,433	452		45		(16,909)	(1,691)	27,871	2,787
Class 529-A	38,996	3,905	695		70		(19,166)	(1,919)	20,525	2,056
Class 529-B	90	9	—		—		(384)	(38)	(294)	(29)
Class 529-C	20,439	2,049	85		9		(11,001)	(1,103)	9,523	955
Class 529-E	1,658	166	22		2		(1,100)	(110)	580	58
Class 529-F-1	6,605	661	155		15		(2,937)	(294)	3,823	382
Class R-1	931	93	6		1		(459)	(46)	478	48
Class R-2	10,454	1,050	55		5		(7,644)	(765)	2,865	290
Class R-2E	3,081	307	11		1		(177)	(17)	2,915	291
Class R-3	7,110	713	108		11		(5,184)	(520)	2,034	204
Class R-4	5,915	592	86		9		(2,425)	(244)	3,576	357
Class R-5E5	10	1	—		—		—	—	10	1
Class R-5	660	66	13		1		(177)	(17)	496	50
Class R-6	7,117	712	128		13		(3,828)	(383)	3,417	342
Total net increase (decrease)	$694,551	69,593	$10,101		1,013		$(362,233)	(36,283)	$342,419	34,323

42	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$82,716	8,530	$3,404		351		$(101,202)	(10,439)	$(15,082)	(1,558)
Class B	—	—	—	[4]	—	[4]	(20)	(2)	(20)	(2)
Class C	6,921	713	423		44		(15,782)	(1,630)	(8,438)	(873)
Class T2	10	1	—		—		—	—	10	1
Class F-1	1,267	130	100		10		(2,844)	(293)	(1,477)	(153)
Class F-2	9,209	948	371		39		(11,750)	(1,211)	(2,170)	(224)
Class F-3[3]	123	13	—	[4]	—	[4]	— [4]	— [4]	123	13
Total net increase (decrease)	$100,246	10,335	$4,298		444		$(131,598)	(13,575)	$(27,054)	(2,796)

Year ended October 31, 2016

Class A	$186,764	18,722	$5,761		578		$(75,982)	(7,623)	$116,543	11,677
Class B	35	3	—		—		(80)	(8)	(45)	(5)
Class C	29,007	2,911	843		85		(16,352)	(1,641)	13,498	1,355
Class F-1	8,429	844	172		17		(2,637)	(264)	5,964	597
Class F-2	30,985	3,111	768		77		(21,843)	(2,191)	9,910	997
Total net increase (decrease)	$255,220	25,591	$7,544		757		$(116,894)	(11,727)	$145,870	14,621

[1]	Includes exchanges between share classes of the fund.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Class F-3 shares began investment operations on January 27, 2017.
[4]	Amount less than one thousand.
[5]	Class R-5E shares began investment operations on November 20, 2015.

American Funds Portfolio Series	43

Financial highlights

Global Growth Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/17[6,7]	$14.29	$.13	$1.58	$1.71	$(.15)	$(.37)	$(.52)	$15.48	12.34%[8]		$1,201		.36%[9]		.36%[9]		.81%[9]		1.83%[9]
10/31/16	14.58	.15	.11	.26	(.13)	(.42)	(.55)	14.29	1.86		1,074		.35		.33		.82		1.11
10/31/15	14.82	.15	(.03)	.12	(.14)	(.22)	(.36)	14.58	.85		990		.45		.35		.84		1.02
10/31/14	13.92	.14	.92	1.06	(.15)	(.01)	(.16)	14.82	7.71		722		.44		.34		.83		.96
10/31/13	11.17	.11	2.79	2.90	(.14)	(.01)	(.15)	13.92	26.18		377		.50		.40		.90		.85
10/31/12[6,10]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	[8]	53		.25	[8]	.20	[8]	.71	[8]	.29	[8]
Class B:
4/30/17[6,7]	14.16	.13	1.53	1.66	—	(.37)	(.37)	15.45	12.00	[8]	—	[11]	1.15	[9]	1.15	[9]	1.60	[9]	1.82	[9]
10/31/16	14.44	.07	.07	.14	—	(.42)	(.42)	14.16	1.01		1		1.17		1.15		1.64		.52
10/31/15	14.66	.06	(.06)	—	— [12]	(.22)	(.22)	14.44	.05		2		1.23		1.13		1.62		.41
10/31/14	13.81	.03	.90	.93	(.07)	(.01)	(.08)	14.66	6.82		2		1.25		1.15		1.64		.23
10/31/13	11.13	.02	2.78	2.80	(.11)	(.01)	(.12)	13.81	25.32		2		1.28		1.18		1.68		.13
10/31/12[6,10]	10.00	(.01)	1.14	1.13	—	—	—	11.13	11.30	[8]	1		.56	[8]	.51	[8]	1.02	[8]	(.08)[8]
Class C:
4/30/17[6,7]	14.05	.08	1.56	1.64	(.04)	(.37)	(.41)	15.28	11.97	[8]	250		1.13	[9]	1.13	[9]	1.58	[9]	1.08	[9]
10/31/16	14.37	.04	.09	.13	(.03)	(.42)	(.45)	14.05	.99		227		1.14		1.13		1.62		.30
10/31/15	14.63	.03	(.02)	.01	(.05)	(.22)	(.27)	14.37	.06		198		1.22		1.12		1.61		.22
10/31/14	13.79	.02	.93	.95	(.10)	(.01)	(.11)	14.63	6.92		134		1.24		1.14		1.63		.14
10/31/13	11.13	.01	2.78	2.79	(.12)	(.01)	(.13)	13.79	25.27		62		1.26		1.16		1.66		.04
10/31/12[6,10]	10.00	(.02)	1.15	1.13	—	—	—	11.13	11.30	[8]	8		.56	[8]	.51	[8]	1.02	[8]	(.17)[8]
Class T:
4/30/17[6,7,13]	15.06	— [12]	.43	.43	—	—	—	15.49	2.86	[8,14]	—	[11]	.01	[8,14]	.01	[8,14]	.46	[8,14]	(.01)[8,14]
Class F-1:
4/30/17[6,7]	14.30	.13	1.58	1.71	(.14)	(.37)	(.51)	15.50	12.31	[8]	41		.40	[9]	.40	[9]	.85	[9]	1.84	[9]
10/31/16	14.58	.15	.10	.25	(.11)	(.42)	(.53)	14.30	1.77		40		.42		.40		.89		1.08
10/31/15	14.82	.15	(.04)	.11	(.13)	(.22)	(.35)	14.58	.77		39		.50		.40		.89		1.01
10/31/14	13.92	.13	.93	1.06	(.15)	(.01)	(.16)	14.82	7.69		39		.51		.41		.90		.92
10/31/13	11.17	.08	2.82	2.90	(.14)	(.01)	(.15)	13.92	26.23		23		.53		.43		.93		.59
10/31/12[6,10]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70	[8]	2		.19	[8]	.14	[8]	.65	[8]	.28	[8]
Class F-2:
4/30/17[6,7]	14.34	.14	1.60	1.74	(.18)	(.37)	(.55)	15.53	12.53	[8]	142		.14	[9]	.14	[9]	.59	[9]	1.99	[9]
10/31/16	14.64	.16	.12	.28	(.16)	(.42)	(.58)	14.34	1.98		105		.15		.13		.62		1.15
10/31/15	14.87	.19	(.04)	.15	(.16)	(.22)	(.38)	14.64	1.08		55		.24		.14		.63		1.28
10/31/14	13.96	.17	.92	1.09	(.17)	(.01)	(.18)	14.87	7.90		41		.24		.14		.63		1.15
10/31/13	11.18	.12	2.82	2.94	(.15)	(.01)	(.16)	13.96	26.57		20		.27		.17		.67		.96
10/31/12[6,10]	10.00	.04	1.14	1.18	—	—	—	11.18	11.80	[8]	1		.11	[8]	.06	[8]	.57	[8]	.37	[8]

44	American Funds Portfolio Series

Global Growth Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class F-3:
4/30/17[6,7,15]	$14.50	$.01	$.98	$.99	$—	$—	$—	$15.49	6.83%[8]		$3		.02%[8]		.02%[8]		.47%[8]		.04%[8]
Class 529-A:
4/30/17[6,7]	14.27	.13	1.58	1.71	(.14)	(.37)	(.51)	15.47	12.38	[8]	176		.40	[9]	.40	[9]	.85	[9]	1.77	[9]
10/31/16	14.56	.14	.11	.25	(.12)	(.42)	(.54)	14.27	1.79		147		.41		.39		.88		1.03
10/31/15	14.81	.14	(.04)	.10	(.13)	(.22)	(.35)	14.56	.73		126		.51		.41		.90		.97
10/31/14	13.91	.13	.93	1.06	(.15)	(.01)	(.16)	14.81	7.70		94		.51		.41		.90		.87
10/31/13	11.16	.12	2.78	2.90	(.14)	(.01)	(.15)	13.91	26.27		45		.50		.40		.90		.96
10/31/12[6,10]	10.00	.02	1.14	1.16	—	—	—	11.16	11.60	[8]	9		.23	[8]	.18	[8]	.69	[8]	.21	[8]
Class 529-B:
4/30/17[6,7]	14.13	.18	1.47	1.65	—	(.37)	(.37)	15.41	11.95	[8]	—	[11]	1.20	[9]	1.20	[9]	1.65	[9]	2.58	[9]
10/31/16	14.42	.08	.05	.13	—	(.42)	(.42)	14.13	.94		—	[11]	1.26		1.23		1.72		.55
10/31/15	14.65	.05	(.06)	(.01)	—	(.22)	(.22)	14.42	(.04)		—	[11]	1.32		1.22		1.71		.31
10/31/14	13.80	.03	.90	.93	(.07)	(.01)	(.08)	14.65	6.79		1		1.33		1.23		1.72		.21
10/31/13	11.14	.03	2.75	2.78	(.11)	(.01)	(.12)	13.80	25.11		1		1.38		1.28		1.78		.21
10/31/12[6,10]	10.00	(.03)	1.17	1.14	—	—	—	11.14	11.40	[8]	—	[11]	.59	[8]	.54	[8]	1.05	[8]	(.26)[8]
Class 529-C:
4/30/17[6,7]	14.03	.07	1.57	1.64	(.01)	(.37)	(.38)	15.29	11.94	[8]	60		1.20	[9]	1.20	[9]	1.65	[9]	.96	[9]
10/31/16	14.34	.03	.10	.13	(.02)	(.42)	(.44)	14.03	.92		56		1.23		1.21		1.70		.22
10/31/15	14.61	.03	(.04)	(.01)	(.04)	(.22)	(.26)	14.34	(.02)		53		1.31		1.21		1.70		.18
10/31/14	13.78	— [12]	.92	.92	(.08)	(.01)	(.09)	14.61	6.76		42		1.32		1.22		1.71		(.03)
10/31/13	11.12	(.01)	2.80	2.79	(.12)	(.01)	(.13)	13.78	25.23		16		1.36		1.26		1.76		(.06)
10/31/12[6,10]	10.00	(.02)	1.14	1.12	—	—	—	11.12	11.20	[8]	2		.60	[8]	.56	[8]	1.07	[8]	(.18)[8]
Class 529-E:
4/30/17[6,7]	14.19	.11	1.57	1.68	(.10)	(.37)	(.47)	15.40	12.23	[8]	7		.66	[9]	.66	[9]	1.11	[9]	1.49	[9]
10/31/16	14.50	.10	.10	.20	(.09)	(.42)	(.51)	14.19	1.45		6		.68		.67		1.16		.75
10/31/15	14.75	.10	(.02)	.08	(.11)	(.22)	(.33)	14.50	.55		5		.78		.68		1.17		.69
10/31/14	13.88	.08	.93	1.01	(.13)	(.01)	(.14)	14.75	7.33		4		.79		.69		1.18		.55
10/31/13	11.16	.06	2.80	2.86	(.13)	(.01)	(.14)	13.88	25.89		2		.82		.72		1.22		.49
10/31/12[6,10]	10.00	.01	1.15	1.16	—	—	—	11.16	11.60	[8]	—	[11]	.33	[8]	.29	[8]	.80	[8]	.08	[8]
Class 529-T:
4/30/17[6,7,13]	15.06	— [12]	.43	.43	—	—	—	15.49	2.86	[8,14]	—	[11]	.02	[8,14]	.02	[8,14]	.47	[8,14]	(.02)[8,14]

See page 72 for footnotes.

American Funds Portfolio Series	45

Financial highlights (continued)

Global Growth Portfolio

		Income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-F-1:
4/30/17[6,7]	$14.32	$.14		$1.59	$1.73	$(.17)	$(.37)	$(.54)	$15.51	12.47%[8]		$12		.20%[9]		.20%[9]		.65%[9]		1.96%[9]
10/31/16	14.61	.17		.11	.28	(.15)	(.42)	(.57)	14.32	1.97		10		.22		.21		.70		1.19
10/31/15	14.85	.17		(.03)	.14	(.16)	(.22)	(.38)	14.61	.98		8		.31		.21		.70		1.12
10/31/14	13.94	.14		.94	1.08	(.16)	(.01)	(.17)	14.85	7.85		4		.31		.21		.70		.96
10/31/13	11.18	.16		2.76	2.92	(.15)	(.01)	(.16)	13.94	26.37		1		.37		.27		.77		1.26
10/31/12[6,10]	10.00	.03		1.15	1.18	—	—	—	11.18	11.80	[8]	—	[11]	.16	[8]	.11	[8]	.62	[8]	.23	[8]
Class R-1:
4/30/17[6,7]	14.08	.07		1.58	1.65	—	(.37)	(.37)	15.36	12.00	[8]	3		1.13	[9]	1.13	[9]	1.58	[9]	.91	[9]
10/31/16	14.39	.03		.11	.14	(.03)	(.42)	(.45)	14.08	1.03		3		1.15		1.14		1.63		.24
10/31/15	14.65	.02		(.02)	—	(.04)	(.22)	(.26)	14.39	.03		2		1.23		1.13		1.62		.17
10/31/14	13.81	.02		.92	.94	(.09)	(.01)	(.10)	14.65	6.86		2		1.25		1.15		1.64		.13
10/31/13	11.14	.02		2.78	2.80	(.12)	(.01)	(.13)	13.81	25.28		1		1.25		1.15		1.65		.13
10/31/12[6,10]	10.00	—	[12]	1.14	1.14	—	—	—	11.14	11.40	[8]	—	[11]	.51	[8]	.47	[8]	.98	[8]	(.04)[8]
Class R-2:
4/30/17[6,7]	14.03	.07		1.56	1.63	(.05)	(.37)	(.42)	15.24	11.95	[8]	57		1.12	[9]	1.12	[9]	1.57	[9]	1.05	[9]
10/31/16	14.35	.03		.11	.14	(.04)	(.42)	(.46)	14.03	1.03		47		1.16		1.15		1.64		.22
10/31/15	14.62	.02		(.02)	—	(.05)	(.22)	(.27)	14.35	.03		33		1.25		1.15		1.64		.17
10/31/14	13.80	—	[12]	.93	.93	(.10)	(.01)	(.11)	14.62	6.82		19		1.30		1.20		1.69		.03
10/31/13	11.15	(.02)		2.81	2.79	(.13)	(.01)	(.14)	13.80	25.24		7		1.27		1.17		1.67		(.18)
10/31/12[6,10]	10.00	(.02)		1.17	1.15	—	—	—	11.15	11.50	[8]	1		.47	[8]	.42	[8]	.93	[8]	(.21)[8]
Class R-2E:
4/30/17[6,7]	14.27	.09		1.58	1.67	(.17)	(.37)	(.54)	15.40	12.09	[8]	1		.80	[9]	.80	[9]	1.25	[9]	1.24	[9]
10/31/16	14.57	(.05)		.31	.26	(.14)	(.42)	(.56)	14.27	1.84		1		.75		.75		1.24		(.42)
10/31/15	14.82	.17		(.04)	.13	(.16)	(.22)	(.38)	14.57	.94	[14]	—	[11]	.38	[14]	.27	[14]	.76	[14]	1.18	[14]
10/31/14[6,16]	15.02	.01		(.21)	(.20)	—	—	—	14.82	(1.33)[8,14]		—	[11]	.06	[8,14]	.04	[8,14]	.53	[8,14]	.09	[8,14]
Class R-3:
4/30/17[6,7]	14.19	.10		1.57	1.67	(.10)	(.37)	(.47)	15.39	12.16	[8]	29		.66	[9]	.66	[9]	1.11	[9]	1.45	[9]
10/31/16	14.49	.09		.11	.20	(.08)	(.42)	(.50)	14.19	1.46		22		.72		.70		1.19		.69
10/31/15	14.74	.10		(.03)	.07	(.10)	(.22)	(.32)	14.49	.48		18		.79		.69		1.18		.66
10/31/14	13.86	.09		.92	1.01	(.12)	(.01)	(.13)	14.74	7.38		13		.82		.72		1.21		.60
10/31/13	11.16	.05		2.80	2.85	(.14)	(.01)	(.15)	13.86	25.77		6		.83		.73		1.23		.36
10/31/12[6,10]	10.00	.04		1.12	1.16	—	—	—	11.16	11.60	[8]	—	[11]	.33	[8]	.29	[8]	.80	[8]	.39	[8]
Class R-4:
4/30/17[6,7]	14.27	.13		1.58	1.71	(.15)	(.37)	(.52)	15.46	12.37	[8]	13		.36	[9]	.36	[9]	.81	[9]	1.84	[9]
10/31/16	14.57	.15		.10	.25	(.13)	(.42)	(.55)	14.27	1.81		10		.41		.39		.88		1.08
10/31/15	14.82	.15		(.04)	.11	(.14)	(.22)	(.36)	14.57	.81		9		.47		.37		.86		1.00
10/31/14	13.93	.12		.93	1.05	(.15)	(.01)	(.16)	14.82	7.62		4		.48		.38		.87		.81
10/31/13	11.18	.14		2.77	2.91	(.15)	(.01)	(.16)	13.93	26.27		1		.49		.39		.89		1.11
10/31/12[6,10]	10.00	—	[12]	1.18	1.18	—	—	—	11.18	11.80	[8]	—	[11]	.21	[8]	.16	[8]	.67	[8]	(.02)[8]

46	American Funds Portfolio Series

Global Growth Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-5E:
4/30/17[6,7]	$14.26	$.15	$1.58	$1.73	$(.16)	$(.37)	$(.53)	$15.46	12.52%[8]		$—	[11]	.15%[9]		.11%[9]		.56%[9]		2.13%[9]
10/31/16[6,17]	14.71	.17	(.03)	.14	(.17)	(.42)	(.59)	14.26	1.03	[8]	—	[11]	.27	[9]	.25	[9]	.74	[9]	1.32	[9]
Class R-5:
4/30/17[6,7]	14.40	.15	1.59	1.74	(.18)	(.37)	(.55)	15.59	12.53	[8]	6		.08	[9]	.08	[9]	.53	[9]	2.09	[9]
10/31/16	14.70	.17	.11	.28	(.16)	(.42)	(.58)	14.40	2.03		4		.10		.09		.58		1.25
10/31/15	14.88	.16	— [12]	.16	(.12)	(.22)	(.34)	14.70	1.13		3		.18		.08		.57		1.10
10/31/14	13.97	.27	.82	1.09	(.17)	(.01)	(.18)	14.88	7.92		1		.21		.11		.60		1.84
10/31/13	11.18	.18	2.77	2.95	(.15)	(.01)	(.16)	13.97	26.66		20		.23		.13		.63		1.47
10/31/12[6,10]	10.00	.03	1.15	1.18	—	—	—	11.18	11.80	[8]	11		.10	[8]	.05	[8]	.56	[8]	.30	[8]
Class R-6:
4/30/17[6,7]	14.43	.16	1.59	1.75	(.19)	(.37)	(.56)	15.62	12.55	[8]	38		.03	[9]	.03	[9]	.48	[9]	2.14	[9]
10/31/16	14.72	.21	.09	.30	(.17)	(.42)	(.59)	14.43	2.13		32		.05		.03		.52		1.47
10/31/15	14.95	.20	(.04)	.16	(.17)	(.22)	(.39)	14.72	1.15		39		.14		.04		.53		1.36
10/31/14	14.02	.14	.98	1.12	(.18)	(.01)	(.19)	14.95	8.07		33		.14		.04		.53		.96
10/31/13	11.17	.10	2.85	2.95	(.09)	(.01)	(.10)	14.02	26.57		3		.18		.08		.58		.79
10/31/12[6,10]	10.00	.05	1.12	1.17	—	—	—	11.17	11.70	[8]	—	[11]	.13	[8]	.08	[8]	.59	[8]	.52	[8]

See page 72 for footnotes.

American Funds Portfolio Series	47

Financial highlights (continued)

Growth Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/17[6,7]	$15.21	$.14	$1.65	$1.79	$(.15)	$(.50)	$(.65)	$16.35	12.18%[8]		$2,919		.32%[9]		.32%[9]		.71%[9]		1.77%[9]
10/31/16	15.41	.10	.41	.51	(.11)	(.60)	(.71)	15.21	3.41		2,505		.34		.32		.76		.68
10/31/15	15.36	.10	.43	.53	(.12)	(.36)	(.48)	15.41	3.48		2,042		.42		.32		.75		.65
10/31/14	14.02	.07	1.39	1.46	(.08)	(.04)	(.12)	15.36	10.46		1,345		.42		.32		.75		.47
10/31/13	11.02	.09	3.02	3.11	(.11)	—	(.11)	14.02	28.45		646		.45		.35		.79		.67
10/31/12[6,10]	10.00	.02	1.00	1.02	—	—	—	11.02	10.20	[8]	108		.24	[8]	.19	[8]	.64	[8]	.15 [8]
Class B:
4/30/17[6,7]	15.00	.14	1.58	1.72	—	(.50)	(.50)	16.22	11.78	[8]	—	[11]	1.14	[9]	1.14	[9]	1.53	[9]	1.85 [9]
10/31/16	15.23	.02	.35	.37	—	(.60)	(.60)	15.00	2.50		1		1.17		1.14		1.58		.12
10/31/15	15.18	— [12]	.41	.41	—	(.36)	(.36)	15.23	2.70		4		1.23		1.13		1.56		.01
10/31/14	13.89	(.04)	1.37	1.33	—	(.04)	(.04)	15.18	9.58		5		1.24		1.14		1.57		(.28)
10/31/13	10.98	— [12]	3.00	3.00	(.09)	—	(.09)	13.89	27.47		5		1.26		1.16		1.60		(.04)
10/31/12[6,10]	10.00	(.02)	1.00	.98	—	—	—	10.98	9.80	[8]	1		.55	[8]	.51	[8]	.96	[8]	(.23)[8]
Class C:
4/30/17[6,7]	14.94	.07	1.63	1.70	(.04)	(.50)	(.54)	16.10	11.71	[8]	682		1.12	[9]	1.12	[9]	1.51	[9]	.98 [9]
10/31/16	15.18	(.02)	.39	.37	(.01)	(.60)	(.61)	14.94	2.54		595		1.14		1.12		1.56		(.13)
10/31/15	15.16	(.03)	.44	.41	(.03)	(.36)	(.39)	15.18	2.69		458		1.21		1.11		1.54		(.18)
10/31/14	13.89	(.05)	1.38	1.33	(.02)	(.04)	(.06)	15.16	9.60		259		1.23		1.13		1.56		(.35)
10/31/13	10.98	(.02)	3.02	3.00	(.09)	—	(.09)	13.89	27.52		108		1.24		1.14		1.58		(.17)
10/31/12[6,10]	10.00	(.03)	1.01	.98	—	—	—	10.98	9.80	[8]	14		.55	[8]	.50	[8]	.95	[8]	(.27)[8]
Class T:
4/30/17[6,7,13]	16.00	— [12]	.34	.34	—	—	—	16.34	2.13	[8,14]	—	[11]	.01	[8,14]	.01	[8,14]	.40	[8,14]	(.01)[8,14]
Class F-1:
4/30/17[6,7]	15.20	.13	1.65	1.78	(.14)	(.50)	(.64)	16.34	12.11	[8]	72		.39	[9]	.39	[9]	.78	[9]	1.71 [9]
10/31/16	15.40	.09	.40	.49	(.09)	(.60)	(.69)	15.20	3.32		60		.41		.39		.83		.63
10/31/15	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.42		51		.49		.39		.82		.61
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.44		40		.50		.40		.83		.41
10/31/13	11.02	.08	3.02	3.10	(.11)	—	(.11)	14.01	28.41		19		.51		.41		.85		.64
10/31/12[6,10]	10.00	.02	1.00	1.02	—	—	—	11.02	10.20	[8]	3		.19	[8]	.15	[8]	.60	[8]	.19 [8]
Class F-2:
4/30/17[6,7]	15.27	.15	1.66	1.81	(.18)	(.50)	(.68)	16.40	12.27	[8]	209		.13	[9]	.13	[9]	.52	[9]	1.94 [9]
10/31/16	15.47	.12	.41	.53	(.13)	(.60)	(.73)	15.27	3.58		166		.14		.13		.57		.81
10/31/15	15.41	.13	.43	.56	(.14)	(.36)	(.50)	15.47	3.68		104		.23		.13		.56		.82
10/31/14	14.05	.10	1.40	1.50	(.10)	(.04)	(.14)	15.41	10.69		57		.24		.14		.57		.66
10/31/13	11.03	.08	3.06	3.14	(.12)	—	(.12)	14.05	28.75		31		.26		.16		.60		.64
10/31/12[6,10]	10.00	.03	1.00	1.03	—	—	—	11.03	10.30	[8]	2		.09	[8]	.05	[8]	.50	[8]	.27 [8]

48	American Funds Portfolio Series

Growth Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class F-3:
4/30/17[6,7,15]	$15.59	$.01	$.76	$.77	$—	$—	$—	$16.36	4.94%[8]		$2		.01%[8]		.01%[8]		.40%[8]		.07%[8]
Class 529-A:
4/30/17[6,7]	15.19	.13	1.65	1.78	(.14)	(.50)	(.64)	16.33	12.14	[8]	469		.38	[9]	.38	[9]	.77	[9]	1.67 [9]
10/31/16	15.40	.09	.40	.49	(.10)	(.60)	(.70)	15.19	3.28		370		.41		.40		.84		.60
10/31/15	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.43		280		.49		.39		.82		.58
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.43		184		.49		.39		.82		.40
10/31/13	11.01	.09	3.02	3.11	(.11)	—	(.11)	14.01	28.49		90		.49		.39		.83		.71
10/31/12[6,10]	10.00	.01	1.00	1.01	—	—	—	11.01	10.10	[8]	21		.23	[8]	.18	[8]	.63	[8]	.09 [8]
Class 529-B:
4/30/17[6,7]	14.96	.13	1.59	1.72	—	(.50)	(.50)	16.18	11.81	[8]	—	[11]	1.19	[9]	1.19	[9]	1.58	[9]	1.76 [9]
10/31/16	15.20	.03	.33	.36	—	(.60)	(.60)	14.96	2.44		—	[11]	1.26		1.23		1.67		.18
10/31/15	15.17	(.02)	.41	.39	—	(.36)	(.36)	15.20	2.56		1		1.31		1.21		1.64		(.12)
10/31/14	13.89	(.06)	1.38	1.32	—	(.04)	(.04)	15.17	9.51		1		1.32		1.22		1.65		(.41)
10/31/13	10.98	.01	2.97	2.98	(.07)	—	(.07)	13.89	27.33		1		1.36		1.26		1.70		.04
10/31/12[6,10]	10.00	(.02)	1.00	.98	—	—	—	10.98	9.80	[8]	1		.59	[8]	.55	[8]	1.00	[8]	(.23)[8]
Class 529-C:
4/30/17[6,7]	14.94	.07	1.62	1.69	(.04)	(.50)	(.54)	16.09	11.66	[8]	161		1.19	[9]	1.19	[9]	1.58	[9]	.88 [9]
10/31/16	15.18	(.03)	.39	.36	—	(.60)	(.60)	14.94	2.44		126		1.22		1.21		1.65		(.20)
10/31/15	15.15	(.04)	.44	.40	(.01)	(.36)	(.37)	15.18	2.64		98		1.31		1.21		1.64		(.24)
10/31/14	13.88	(.06)	1.37	1.31	— [12]	(.04)	(.04)	15.15	9.45		65		1.31		1.21		1.64		(.41)
10/31/13	10.98	(.02)	3.00	2.98	(.08)	—	(.08)	13.88	27.35		33		1.34		1.24		1.68		(.15)
10/31/12[6,10]	10.00	(.03)	1.01	.98	—	—	—	10.98	9.80	[8]	8		.60	[8]	.55	[8]	1.00	[8]	(.30)[8]
Class 529-E:
4/30/17[6,7]	15.09	.11	1.64	1.75	(.11)	(.50)	(.61)	16.23	11.94	[8]	22		.65	[9]	.65	[9]	1.04	[9]	1.42 [9]
10/31/16	15.31	.05	.40	.45	(.07)	(.60)	(.67)	15.09	3.02		18		.68		.66		1.10		.35
10/31/15	15.27	.05	.43	.48	(.08)	(.36)	(.44)	15.31	3.14		14		.77		.67		1.10		.34
10/31/14	13.96	.01	1.39	1.40	(.05)	(.04)	(.09)	15.27	10.08		11		.78		.68		1.11		.09
10/31/13	11.00	.05	3.02	3.07	(.11)	—	(.11)	13.96	28.14		5		.80		.70		1.14		.39
10/31/12[6,10]	10.00	(.01)	1.01	1.00	—	—	—	11.00	10.00	[8]	1		.35	[8]	.30	[8]	.75	[8]	(.05)[8]
Class 529-T:
4/30/17[6,7,13]	16.00	— [12]	.34	.34	—	—	—	16.34	2.13	[8,14]	—	[11]	.02	[8,14]	.02	[8,14]	.41	[8,14]	(.02)[8,14]

See page 72 for footnotes.

American Funds Portfolio Series	49

Financial highlights (continued)

Growth Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-F-1:
4/30/17[6,7]	$15.25	$.14	$1.66	$1.80	$(.17)	$(.50)	$(.67)	$16.38	12.22%[8]		$42		.18%[9]		.18%[9]		.57%[9]		1.80%[9]
10/31/16	15.45	.11	.41	.52	(.12)	(.60)	(.72)	15.25	3.47		30		.21		.20		.64		.74
10/31/15	15.39	.11	.45	.56	(.14)	(.36)	(.50)	15.45	3.64		20		.30		.20		.63		.70
10/31/14	14.04	.09	1.39	1.48	(.09)	(.04)	(.13)	15.39	10.60		10		.31		.21		.64		.59
10/31/13	11.03	.11	3.02	3.13	(.12)	—	(.12)	14.04	28.73		4		.34		.24		.68		.90
10/31/12[6,10]	10.00	.02	1.01	1.03	—	—	—	11.03	10.20	[8]	1		.14	[8]	.10	[8]	.55	[8]	.16	[8]
Class R-1:
4/30/17[6,7]	15.00	.08	1.63	1.71	(.03)	(.50)	(.53)	16.18	11.70	[8]	8		1.12	[9]	1.12	[9]	1.51	[9]	1.03	[9]
10/31/16	15.22	(.02)	.40	.38	—	(.60)	(.60)	15.00	2.57		7		1.15		1.13		1.57		(.11)
10/31/15	15.19	(.03)	.44	.41	(.02)	(.36)	(.38)	15.22	2.66		7		1.22		1.12		1.55		(.19)
10/31/14	13.90	(.05)	1.38	1.33	—	(.04)	(.04)	15.19	9.57		5		1.24		1.14		1.57		(.34)
10/31/13	10.99	.01	2.99	3.00	(.09)	—	(.09)	13.90	27.52		3		1.24		1.14		1.58		.11
10/31/12[6,10]	10.00	(.04)	1.03	.99	—	—	—	10.99	9.90	[8]	1		.56	[8]	.51	[8]	.96	[8]	(.34)[8]
Class R-2:
4/30/17[6,7]	14.95	.07	1.63	1.70	(.05)	(.50)	(.55)	16.10	11.71	[8]	118		1.11	[9]	1.11	[9]	1.50	[9]	.94	[9]
10/31/16	15.18	(.03)	.41	.38	(.01)	(.60)	(.61)	14.95	2.57		94		1.15		1.14		1.58		(.20)
10/31/15	15.16	(.03)	.43	.40	(.02)	(.36)	(.38)	15.18	2.65		61		1.24		1.14		1.57		(.21)
10/31/14	13.90	(.06)	1.39	1.33	(.03)	(.04)	(.07)	15.16	9.55		34		1.29		1.19		1.62		(.42)
10/31/13	11.00	(.03)	3.03	3.00	(.10)	—	(.10)	13.90	27.44		13		1.24		1.14		1.58		(.22)
10/31/12[6,10]	10.00	(.03)	1.03	1.00	—	—	—	11.00	10.00	[8]	2		.48	[8]	.44	[8]	.89	[8]	(.27)[8]
Class R-2E:
4/30/17[6,7]	15.08	.09	1.64	1.73	(.12)	(.50)	(.62)	16.19	11.87	[8]	5		.81	[9]	.81	[9]	1.20	[9]	1.17	[9]
10/31/16	15.38	.03	.41	.44	(.14)	(.60)	(.74)	15.08	2.94		4		.82		.81		1.25		.23
10/31/15	15.36	.07	.45	.52	(.14)	(.36)	(.50)	15.38	3.43	[14]	—	[11]	.52	[14]	.42	[14]	.85	[14]	.48	[14]
10/31/14[6,16]	15.54	.01	(.19)	(.18)	—	—	—	15.36	(1.16)[8,14]		—	[11]	.06	[8,14]	.04	[8,14]	.47	[8,14]	.06	[8,14]
Class R-3:
4/30/17[6,7]	15.11	.11	1.64	1.75	(.11)	(.50)	(.61)	16.25	11.96	[8]	74		.65	[9]	.65	[9]	1.04	[9]	1.36	[9]
10/31/16	15.32	.04	.41	.45	(.06)	(.60)	(.66)	15.11	3.02		55		.71		.69		1.13		.26
10/31/15	15.29	.04	.43	.47	(.08)	(.36)	(.44)	15.32	3.07		37		.78		.68		1.11		.25
10/31/14	13.97	.01	1.39	1.40	(.04)	(.04)	(.08)	15.29	10.07		22		.81		.71		1.14		.06
10/31/13	11.01	.01	3.05	3.06	(.10)	—	(.10)	13.97	28.02		9		.81		.71		1.15		.06
10/31/12[6,10]	10.00	.02	.99	1.01	—	—	—	11.01	10.10	[8]	—	[11]	.32	[8]	.27	[8]	.72	[8]	.19	[8]
Class R-4:
4/30/17[6,7]	15.18	.13	1.66	1.79	(.15)	(.50)	(.65)	16.32	12.17	[8]	40		.36	[9]	.36	[9]	.75	[9]	1.73	[9]
10/31/16	15.40	.09	.40	.49	(.11)	(.60)	(.71)	15.18	3.29		31		.40		.38		.82		.59
10/31/15	15.36	.06	.46	.52	(.12)	(.36)	(.48)	15.40	3.42		23		.47		.37		.80		.40
10/31/14	14.02	.06	1.40	1.46	(.08)	(.04)	(.12)	15.36	10.44		7		.47		.37		.80		.39
10/31/13	11.03	.08	3.03	3.11	(.12)	—	(.12)	14.02	28.45		2		.46		.36		.80		.62
10/31/12[6,10]	10.00	— [12]	1.03	1.03	—	—	—	11.03	10.30	[8]	—	[11]	.18	[8]	.13	[8]	.58	[8]	.04	[8]

50	American Funds Portfolio Series

Growth Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-5E:
4/30/17[6,7]	$15.18	$.16	$1.64	$1.80	$(.16)	$(.50)	$(.66)	$16.32	12.26%[8]		$—	[11]	.14%[9]		.10%[9]		.49%[9]		2.06%[9]
10/31/16[6,17]	15.52	.12	.28	.40	(.14)	(.60)	(.74)	15.18	2.738		—	[11]	.26	[9]	.25	[9]	.69	[9]	.89	[9]
Class R-5:
4/30/17[6,7]	15.33	.17	1.65	1.82	(.19)	(.50)	(.69)	16.46	12.29	[8]	18		.08	[9]	.08	[9]	.47	[9]	2.11	[9]
10/31/16	15.53	.13	.41	.54	(.14)	(.60)	(.74)	15.33	3.62		10		.10		.08		.52		.85
10/31/15	15.42	.10	.47	.57	(.10)	(.36)	(.46)	15.53	3.76		5		.17		.07		.50		.66
10/31/14	14.06	.15	1.35	1.50	(.10)	(.04)	(.14)	15.42	10.72		1		.20		.10		.53		1.03
10/31/13	11.03	.14	3.01	3.15	(.12)	—	(.12)	14.06	28.84		20		.20		.10		.54		1.12
10/31/12[6,10]	10.00	.03	1.00	1.03	—	—	—	11.03	10.30	[8]	9		.09	[8]	.04	[8]	.49	[8]	.24	[8]
Class R-6:
4/30/17[6,7]	15.30	.16	1.66	1.82	(.19)	(.50)	(.69)	16.43	12.34	[8]	50		.02	[9]	.02	[9]	.41	[9]	2.00	[9]
10/31/16	15.50	.16	.39	.55	(.15)	(.60)	(.75)	15.30	3.66		41		.05		.03		.47		1.05
10/31/15	15.43	.16	.42	.58	(.15)	(.36)	(.51)	15.50	3.83		46		.13		.03		.46		1.00
10/31/14	14.07	.09	1.41	1.50	(.10)	(.04)	(.14)	15.43	10.75		36		.13		.03		.46		.59
10/31/13	11.03	.07	3.08	3.15	(.11)	—	(.11)	14.07	28.84		4		.15		.05		.49		.52
10/31/12[6,10]	10.00	.05	.98	1.03	—	—	—	11.03	10.30	[8]	—	[11]	.12	[8]	.07	[8]	.52	[8]	.46	[8]

See page 72 for footnotes.

American Funds Portfolio Series	51

Financial highlights (continued)

Growth and Income Portfolio

		Income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/17[6,7]	$13.36	$.15		$1.02	$1.17	$(.16)	$(.32)	$(.48)	$14.05	8.99%[8]		$4,377		.33%[9]		.33%[9]		.66%[9]		2.23%[9]
10/31/16	13.44	.26		.25	.51	(.24)	(.35)	(.59)	13.36	3.98		3,924		.35		.34		.71		2.02
10/31/15	13.80	.26		(.17)	.09	(.27)	(.18)	(.45)	13.44	.70		3,363		.42		.32		.69		1.95
10/31/14	12.74	.28		1.08	1.36	(.29)	(.01)	(.30)	13.80	10.77		2,564		.42		.32		.69		2.08
10/31/13	10.88	.26		1.88	2.14	(.28)	—	(.28)	12.74	20.01		1,394		.43		.33		.70		2.19
10/31/12[6,10]	10.00	.09		.87	.96	(.08)	—	(.08)	10.88	9.63	[8]	300		.23	[8]	.18	[8]	.56	[8]	.89	[8]
Class B:
4/30/17[6,7]	13.35	.10		1.03	1.13	(.06)	(.32)	(.38)	14.10	8.63	[8]	—	[11]	1.16	[9]	1.16	[9]	1.49	[9]	1.50	[9]
10/31/16	13.42	.17		.22	.39	(.11)	(.35)	(.46)	13.35	3.05		2		1.16		1.14		1.51		1.27
10/31/15	13.77	.17		(.19)	(.02)	(.15)	(.18)	(.33)	13.42	(.10)		6		1.22		1.12		1.49		1.25
10/31/14	12.71	.18		1.06	1.24	(.17)	(.01)	(.18)	13.77	9.88		10		1.23		1.13		1.50		1.33
10/31/13	10.86	.17		1.88	2.05	(.20)	—	(.20)	12.71	19.08		10		1.25		1.15		1.52		1.47
10/31/12[6,10]	10.00	.06		.87	.93	(.07)	—	(.07)	10.86	9.30	[8]	4		.55	[8]	.50	[8]	.88	[8]	.59	[8]
Class C:
4/30/17[6,7]	13.28	.10		1.02	1.12	(.11)	(.32)	(.43)	13.97	8.63	[8]	1,031		1.11	[9]	1.11	[9]	1.44	[9]	1.45	[9]
10/31/16	13.37	.16		.25	.41	(.15)	(.35)	(.50)	13.28	3.16		923		1.13		1.12		1.49		1.23
10/31/15	13.74	.15		(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)		737		1.21		1.11		1.48		1.14
10/31/14	12.69	.17		1.08	1.25	(.19)	(.01)	(.20)	13.74	9.93		491		1.22		1.12		1.49		1.27
10/31/13	10.86	.16		1.88	2.04	(.21)	—	(.21)	12.69	19.03		237		1.22		1.12		1.49		1.36
10/31/12[6,10]	10.00	.06		.87	.93	(.07)	—	(.07)	10.86	9.30	[8]	40		.54	[8]	.50	[8]	.88	[8]	.53	[8]
Class T:
4/30/17[6,7,13]	13.85	—	[12]	.20	.20	—	—	—	14.05	1.44	[8,14]	—	[11]	.01	[8,14]	.01	[8,14]	.34	[8,14]	(.01)[8,14]
Class F-1:
4/30/17[6,7]	13.35	.15		1.03	1.18	(.16)	(.32)	(.48)	14.05	9.05	[8]	138		.39	[9]	.39	[9]	.72	[9]	2.18	[9]
10/31/16	13.44	.26		.24	.50	(.24)	(.35)	(.59)	13.35	3.86		111		.40		.39		.76		1.96
10/31/15	13.80	.26		(.18)	.08	(.26)	(.18)	(.44)	13.44	.64		84		.48		.38		.75		1.90
10/31/14	12.74	.27		1.08	1.35	(.28)	(.01)	(.29)	13.80	10.70		63		.49		.39		.76		2.00
10/31/13	10.88	.26		1.88	2.14	(.28)	—	(.28)	12.74	19.98		33		.49		.39		.76		2.16
10/31/12[6,10]	10.00	.08		.88	.96	(.08)	—	(.08)	10.88	9.66	[8]	7		.20	[8]	.15	[8]	.53	[8]	.79	[8]
Class F-2:
4/30/17[6,7]	13.37	.16		1.03	1.19	(.17)	(.32)	(.49)	14.07	9.18	[8]	274		.13	[9]	.13	[9]	.46	[9]	2.41	[9]
10/31/16	13.46	.29		.24	.53	(.27)	(.35)	(.62)	13.37	4.11		203		.14		.13		.50		2.20
10/31/15	13.82	.28		(.16)	.12	(.30)	(.18)	(.48)	13.46	.88		125		.23		.13		.50		2.08
10/31/14	12.75	.30		1.09	1.39	(.31)	(.01)	(.32)	13.82	11.03		73		.23		.13		.50		2.27
10/31/13	10.89	.28		1.88	2.16	(.30)	—	(.30)	12.75	20.22		33		.24		.14		.51		2.31
10/31/12[6,10]	10.00	.11		.87	.98	(.09)	—	(.09)	10.89	9.81	[8]	4		.09	[8]	.04	[8]	.42	[8]	1.06	[8]

52	American Funds Portfolio Series

Growth and Income Portfolio

		Income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class F-3:
4/30/17[6,7,15]	$13.57	$.03		$.51	$.54	$(.06)	$—	$(.06)	$14.05	4.02%[8]		$6		.01%[8]		.01%[8]		.34%[8]		.24%[8]
Class 529-A:
4/30/17[6,7]	13.35	.15		1.03	1.18	(.16)	(.32)	(.48)	14.05	9.04	[8]	387		.40	[9]	.40	[9]	.73	[9]	2.15	[9]
10/31/16	13.44	.25		.24	.49	(.23)	(.35)	(.58)	13.35	3.81		329		.44		.43		.80		1.92
10/31/15	13.80	.25		(.17)	.08	(.26)	(.18)	(.44)	13.44	.61		276		.51		.41		.78		1.87
10/31/14	12.74	.27		1.07	1.34	(.27)	(.01)	(.28)	13.80	10.67		221		.51		.41		.78		2.00
10/31/13	10.88	.26		1.88	2.14	(.28)	—	(.28)	12.74	19.95		129		.49		.39		.76		2.17
10/31/12[6,10]	10.00	.09		.87	.96	(.08)	—	(.08)	10.88	9.61	[8]	36		.26	[8]	.22	[8]	.60	[8]	.84	[8]
Class 529-B:
4/30/17[6,7]	13.36	.09		1.04	1.13	(.06)	(.32)	(.38)	14.11	8.65	[8]	—	[11]	1.19	[9]	1.19	[9]	1.52	[9]	1.33	[9]
10/31/16	13.42	.15		.24	.39	(.10)	(.35)	(.45)	13.36	3.01		—	[11]	1.24		1.22		1.59		1.16
10/31/15	13.77	.15		(.18)	(.03)	(.14)	(.18)	(.32)	13.42	(.19)		1		1.31		1.21		1.58		1.11
10/31/14	12.71	.16		1.07	1.23	(.16)	(.01)	(.17)	13.77	9.79		2		1.32		1.22		1.59		1.21
10/31/13	10.86	.17		1.87	2.04	(.19)	—	(.19)	12.71	18.99		1		1.34		1.24		1.61		1.45
10/31/12[6,10]	10.00	.06		.86	.92	(.06)	—	(.06)	10.86	9.25	[8]	1		.59	[8]	.54	[8]	.92	[8]	.53	[8]
Class 529-C:
4/30/17[6,7]	13.29	.09		1.02	1.11	(.10)	(.32)	(.42)	13.98	8.59	[8]	148		1.19	[9]	1.19	[9]	1.52	[9]	1.37	[9]
10/31/16	13.38	.15		.24	.39	(.13)	(.35)	(.48)	13.29	3.05		128		1.22		1.20		1.57		1.15
10/31/15	13.74	.15		(.17)	(.02)	(.16)	(.18)	(.34)	13.38	(.15)		114		1.30		1.20		1.57		1.08
10/31/14	12.69	.16		1.07	1.23	(.17)	(.01)	(.18)	13.74	9.81		93		1.31		1.21		1.58		1.20
10/31/13	10.86	.16		1.86	2.02	(.19)	—	(.19)	12.69	18.86		56		1.33		1.23		1.60		1.33
10/31/12[6,10]	10.00	.05		.88	.93	(.07)	—	(.07)	10.86	9.29	[8]	15		.59	[8]	.54	[8]	.92	[8]	.49	[8]
Class 529-E:
4/30/17[6,7]	13.33	.13		1.02	1.15	(.14)	(.32)	(.46)	14.02	8.85	[8]	19		.64	[9]	.64	[9]	.97	[9]	1.91	[9]
10/31/16	13.41	.22		.25	.47	(.20)	(.35)	(.55)	13.33	3.67		17		.68		.66		1.03		1.71
10/31/15	13.78	.22		(.18)	.04	(.23)	(.18)	(.41)	13.41	.29		14		.76		.66		1.03		1.61
10/31/14	12.72	.23		1.08	1.31	(.24)	(.01)	(.25)	13.78	10.42		10		.78		.68		1.05		1.74
10/31/13	10.87	.21		1.89	2.10	(.25)	—	(.25)	12.72	19.61		6		.79		.69		1.06		1.80
10/31/12[6,10]	10.00	.07		.88	.95	(.08)	—	(.08)	10.87	9.52	[8]	1		.34	[8]	.30	[8]	.68	[8]	.63	[8]
Class 529-T:
4/30/17[6,7,13]	13.85	—	[12]	.20	.20	—	—	—	14.05	1.44	[8,14]	—	[11]	.02	[8,14]	.02	[8,14]	.35	[8,14]	(.01)[8,14]

See page 72 for footnotes.

American Funds Portfolio Series	53

Financial highlights (continued)

Growth and Income Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-F-1:
4/30/17[6,7]	$13.36	$.16	$1.03	$1.19	$(.17)	$(.32)	$(.49)	$14.06	9.15%[8]		$30		.18%[9]		.18%[9]		.51%[9]		2.36%[9]
10/31/16	13.45	.28	.24	.52	(.26)	(.35)	(.61)	13.36	4.03		24		.21		.20		.57		2.12
10/31/15	13.81	.28	(.17)	.11	(.29)	(.18)	(.47)	13.45	.81		19		.30		.20		.57		2.09
10/31/14	12.75	.29	1.08	1.37	(.30)	(.01)	(.31)	13.81	10.87		16		.30		.20		.57		2.19
10/31/13	10.89	.29	1.87	2.16	(.30)	—	(.30)	12.75	20.14		10		.32		.22		.59		2.41
10/31/12[6,10]	10.00	.10	.87	.97	(.08)	—	(.08)	10.89	9.78	[8]	1		.14	[8]	.09	[8]	.47	[8]	.89	[8]
Class R-1:
4/30/17[6,7]	13.30	.10	1.02	1.12	(.10)	(.32)	(.42)	14.00	8.67	[8]	6		1.11	[9]	1.11	[9]	1.44	[9]	1.43	[9]
10/31/16	13.39	.16	.24	.40	(.14)	(.35)	(.49)	13.30	3.08		6		1.15		1.13		1.50		1.23
10/31/15	13.75	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.39	(.11)		7		1.22		1.12		1.49		1.12
10/31/14	12.70	.17	1.07	1.24	(.18)	(.01)	(.19)	13.75	9.88		7		1.23		1.13		1.50		1.28
10/31/13	10.86	.16	1.89	2.05	(.21)	—	(.21)	12.70	19.12		4		1.23		1.13		1.50		1.38
10/31/12[6,10]	10.00	.08	.85	.93	(.07)	—	(.07)	10.86	9.28	[8]	1		.54	[8]	.50	[8]	.88	[8]	.79	[8]
Class R-2:
4/30/17[6,7]	13.27	.10	1.02	1.12	(.11)	(.32)	(.43)	13.96	8.65	[8]	109		1.10	[9]	1.10	[9]	1.43	[9]	1.44	[9]
10/31/16	13.37	.16	.24	.40	(.15)	(.35)	(.50)	13.27	3.08		91		1.15		1.14		1.51		1.20
10/31/15	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)		63		1.24		1.14		1.51		1.09
10/31/14	12.69	.16	1.08	1.24	(.18)	(.01)	(.19)	13.74	9.89		38		1.28		1.18		1.55		1.23
10/31/13	10.86	.14	1.90	2.04	(.21)	—	(.21)	12.69	19.09		18		1.24		1.14		1.51		1.21
10/31/12[6,10]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.38	[8]	1		.48	[8]	.43	[8]	.81	[8]	.52	[8]
Class R-2E:
4/30/17[6,7]	13.33	.12	1.02	1.14	(.13)	(.32)	(.45)	14.02	8.76	[8]	4		.81	[9]	.81	[9]	1.14	[9]	1.76	[9]
10/31/16	13.44	.16	.29	.45	(.21)	(.35)	(.56)	13.33	3.47		4		.82		.82		1.19		1.19
10/31/15	13.80	.28	(.18)	.10	(.28)	(.18)	(.46)	13.44	.76	[14]	—	[11]	.36	[14]	.25	[14]	.62	[14]	2.07	[14]
10/31/14[6,16]	13.91	.06	(.11)	(.05)	(.06)	—	(.06)	13.80	(.34)[8,14]		—	[11]	.06	[8,14]	.04	[8,14]	.41	[8,14]	.44	[8,14]
Class R-3:
4/30/17[6,7]	13.31	.13	1.03	1.16	(.14)	(.32)	(.46)	14.01	8.93	[8]	72		.65	[9]	.65	[9]	.98	[9]	1.89	[9]
10/31/16	13.41	.22	.23	.45	(.20)	(.35)	(.55)	13.31	3.51		60		.70		.69		1.06		1.66
10/31/15	13.77	.22	(.17)	.05	(.23)	(.18)	(.41)	13.41	.36		41		.78		.68		1.05		1.59
10/31/14	12.72	.22	1.08	1.30	(.24)	(.01)	(.25)	13.77	10.31		28		.80		.70		1.07		1.68
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.67		13		.80		.70		1.07		1.79
10/31/12[6,10]	10.00	.12	.83	.95	(.08)	—	(.08)	10.87	9.52	[8]	1		.31	[8]	.27	[8]	.65	[8]	1.09	[8]
Class R-4:
4/30/17[6,7]	13.35	.15	1.03	1.18	(.16)	(.32)	(.48)	14.05	9.07	[8]	65		.35	[9]	.35	[9]	.68	[9]	2.19	[9]
10/31/16	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.88		55		.39		.38		.75		1.99
10/31/15	13.80	.22	(.13)	.09	(.27)	(.18)	(.45)	13.44	.67		35		.46		.36		.73		1.66
10/31/14	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.75		10		.47		.37		.74		2.00
10/31/13	10.89	.24	1.90	2.14	(.29)	—	(.29)	12.74	19.95		2		.44		.34		.71		1.97
10/31/12[6,10]	10.00	.11	.86	.97	(.08)	—	(.08)	10.89	9.78	[8]	—	[11]	.16	[8]	.11	[8]	.49	[8]	1.02	[8]

54	American Funds Portfolio Series

Growth and Income Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-5E:
4/30/17[6,7]	$13.34	$.17	$1.02	$1.19	$(.17)	$(.32)	$(.49)	$14.04	9.19%[8]		$—	[11]	.14%[9]		.10%[9]		.43%[9]		2.49%[9]
10/31/16[6,17]	13.41	.28	.26	.54	(.26)	(.35)	(.61)	13.34	4.20	[8]	—	[11]	.25	[9]	.24	[9]	.61	[9]	2.28	[9]
Class R-5:
4/30/17[6,7]	13.40	.16	1.04	1.20	(.18)	(.32)	(.50)	14.10	9.19	[8]	13		.07	[9]	.07	[9]	.40	[9]	2.39	[9]
10/31/16	13.48	.30	.25	.55	(.28)	(.35)	(.63)	13.40	4.23		7		.09		.08		.45		2.24
10/31/15	13.84	.29	(.17)	.12	(.30)	(.18)	(.48)	13.48	.94		3		.17		.07		.44		2.16
10/31/14	12.76	.35	1.03	1.38	(.29)	(.01)	(.30)	13.84	10.99		1		.19		.09		.46		2.65
10/31/13	10.89	.30	1.88	2.18	(.31)	—	(.31)	12.76	20.35		20		.18		.08		.45		2.58
10/31/12[6,10]	10.00	.10	.88	.98	(.09)	—	(.09)	10.89	9.81	[8]	11		.08	[8]	.03	[8]	.41	[8]	.96	[8]
Class R-6:
4/30/17[6,7]	13.38	.17	1.03	1.20	(.18)	(.32)	(.50)	14.08	9.23	[8]	72		.02	[9]	.02	[9]	.35	[9]	2.50	[9]
10/31/16	13.46	.30	.25	.55	(.28)	(.35)	(.63)	13.38	4.28		52		.04		.02		.39		2.32
10/31/15	13.82	.30	(.17)	.13	(.31)	(.18)	(.49)	13.46	.98		44		.12		.02		.39		2.20
10/31/14	12.75	.29	1.11	1.40	(.32)	(.01)	(.33)	13.82	11.13		32		.12		.02		.39		2.14
10/31/13	10.89	.27	1.90	2.17	(.31)	—	(.31)	12.75	20.26		1		.14		.04		.41		2.27
10/31/12[6,10]	10.00	.11	.86	.97	(.08)	—	(.08)	10.89	9.78	[8]	—	[11]	.14	[8]	.10	[8]	.48	[8]	1.02	[8]

See page 72 for footnotes.

American Funds Portfolio Series	55

Financial highlights (continued)

Balanced Portfolio

		Income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/17[6,7]	$13.38	$.13		$.84	$.97	$(.13)	$(.26)	$(.39)	$13.96	7.49%[8]		$3,558		.34%[9]		.34%[9]		.72%[9]		1.88%[9]
10/31/16	13.41	.21		.24	.45	(.21)	(.27)	(.48)	13.38	3.45		3,209		.37		.35		.73		1.57
10/31/15	13.32	.20		.17	.37	(.19)	(.09)	(.28)	13.41	2.76		2,586		.42		.32		.70		1.51
10/31/14	12.44	.22		.88	1.10	(.22)	—	(.22)	13.32	8.94		1,803		.43		.33		.67		1.67
10/31/13	10.80	.21		1.64	1.85	(.21)	—	(.21)	12.44	17.29		1,010		.45		.35		.69		1.76
10/31/12[6,10]	10.00	.08		.78	.86	(.06)	—	(.06)	10.80	8.62	[8]	239		.23	[8]	.18	[8]	.53	[8]	.73	[8]
Class B:
4/30/17[6,7]	13.37	.08		.85	.93	(.05)	(.26)	(.31)	13.99	7.15	[8]	—	[11]	1.16	[9]	1.16	[9]	1.54	[9]	1.22	[9]
10/31/16	13.39	.11		.22	.33	(.08)	(.27)	(.35)	13.37	2.57		2		1.17		1.14		1.52		.84
10/31/15	13.29	.10		.16	.26	(.07)	(.09)	(.16)	13.39	1.97		5		1.22		1.12		1.50		.77
10/31/14	12.41	.12		.88	1.00	(.12)	—	(.12)	13.29	8.08		7		1.23		1.13		1.47		.92
10/31/13	10.78	.12		1.63	1.75	(.12)	—	(.12)	12.41	16.38		7		1.25		1.15		1.49		1.03
10/31/12[6,10]	10.00	.04		.79	.83	(.05)	—	(.05)	10.78	8.29	[8]	3		.55	[8]	.50	[8]	.85	[8]	.37	[8]
Class C:
4/30/17[6,7]	13.30	.07		.85	.92	(.08)	(.26)	(.34)	13.88	7.12	[8]	944		1.12	[9]	1.12	[9]	1.50	[9]	1.11	[9]
10/31/16	13.34	.10		.24	.34	(.11)	(.27)	(.38)	13.30	2.65		866		1.13		1.12		1.50		.80
10/31/15	13.26	.09		.17	.26	(.09)	(.09)	(.18)	13.34	1.96		658		1.21		1.11		1.49		.71
10/31/14	12.39	.11		.89	1.00	(.13)	—	(.13)	13.26	8.11		416		1.22		1.12		1.46		.86
10/31/13	10.78	.11		1.64	1.75	(.14)	—	(.14)	12.39	16.32		197		1.23		1.13		1.47		.96
10/31/12[6,10]	10.00	.04		.79	.83	(.05)	—	(.05)	10.78	8.30	[8]	40		.54	[8]	.50	[8]	.85	[8]	.37	[8]
Class T:
4/30/17[6,7,13]	13.76	—	[12]	.21	.21	—	—	—	13.97	1.53	[8,14]	—	[11]	.01	[8,14]	.01	[8,14]	.39	[8,14]	.02	[8,14]
Class F-1:
4/30/17[6,7]	13.38	.12		.85	.97	(.13)	(.26)	(.39)	13.96	7.44	[8]	132		.39	[9]	.39	[9]	.77	[9]	1.76	[9]
10/31/16	13.41	.20		.24	.44	(.20)	(.27)	(.47)	13.38	3.43		137		.40		.39		.77		1.50
10/31/15	13.32	.19		.17	.36	(.18)	(.09)	(.27)	13.41	2.71		85		.48		.38		.76		1.46
10/31/14	12.43	.21		.89	1.10	(.21)	—	(.21)	13.32	8.94		62		.49		.39		.73		1.63
10/31/13	10.80	.19		1.65	1.84	(.21)	—	(.21)	12.43	17.20		40		.50		.40		.74		1.61
10/31/12[6,10]	10.00	.08		.78	.86	(.06)	—	(.06)	10.80	8.64	[8]	4		.19	[8]	.15	[8]	.50	[8]	.79	[8]
Class F-2:
4/30/17[6,7]	13.40	.14		.85	.99	(.15)	(.26)	(.41)	13.98	7.59	[8]	295		.13	[9]	.13	[9]	.51	[9]	2.07	[9]
10/31/16	13.43	.23		.25	.48	(.24)	(.27)	(.51)	13.40	3.68		222		.14		.13		.51		1.77
10/31/15	13.33	.23		.17	.40	(.21)	(.09)	(.30)	13.43	3.03		104		.23		.13		.51		1.69
10/31/14	12.45	.24		.89	1.13	(.25)	—	(.25)	13.33	9.11		64		.23		.13		.47		1.84
10/31/13	10.81	.23		1.64	1.87	(.23)	—	(.23)	12.45	17.51		29		.25		.15		.49		1.96
10/31/12[6,10]	10.00	.09		.79	.88	(.07)	—	(.07)	10.81	8.80	[8]	6		.09	[8]	.04	[8]	.39	[8]	.88	[8]

56	American Funds Portfolio Series

Balanced Portfolio

		Income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class F-3:
4/30/17[6,7,15]	$13.48	$.03		$.50	$.53	$(.04)	$—	$(.04)	$13.97	3.93%[8]		$6		.01%[8]		.01%[8]		.39%[8]		.21%[8]
Class 529-A:
4/30/17[6,7]	13.38	.12		.85	.97	(.13)	(.26)	(.39)	13.96	7.45	[8]	244		.42	[9]	.42	[9]	.80	[9]	1.80	[9]
10/31/16	13.41	.20		.24	.44	(.20)	(.27)	(.47)	13.38	3.38		213		.44		.42		.80		1.50
10/31/15	13.32	.19		.17	.36	(.18)	(.09)	(.27)	13.41	2.66		182		.52		.42		.80		1.42
10/31/14	12.43	.21		.89	1.10	(.21)	—	(.21)	13.32	8.92		144		.52		.42		.76		1.59
10/31/13	10.79	.21		1.63	1.84	(.20)	—	(.20)	12.43	17.27		90		.49		.39		.73		1.77
10/31/12[6,10]	10.00	.07		.78	.85	(.06)	—	(.06)	10.79	8.51	[8]	34		.27	[8]	.23	[8]	.58	[8]	.66	[8]
Class 529-B:
4/30/17[6,7]	13.38	.09		.84	.93	(.04)	(.26)	(.30)	14.01	7.15	[8]	—	[11]	1.23	[9]	1.23	[9]	1.61	[9]	1.35	[9]
10/31/16	13.39	.10		.23	.33	(.07)	(.27)	(.34)	13.38	2.55		—	[11]	1.25		1.23		1.61		.77
10/31/15	13.29	.09		.16	.25	(.06)	(.09)	(.15)	13.39	1.89		1		1.31		1.21		1.59		.66
10/31/14	12.41	.11		.87	.98	(.10)	—	(.10)	13.29	7.96		1		1.32		1.22		1.56		.87
10/31/13	10.78	.11		1.63	1.74	(.11)	—	(.11)	12.41	16.23		1		1.34		1.24		1.58		.91
10/31/12[6,10]	10.00	.04		.78	.82	(.04)	—	(.04)	10.78	8.25	[8]	—	[11]	.59	[8]	.54	[8]	.89	[8]	.38	[8]
Class 529-C:
4/30/17[6,7]	13.32	.07		.85	.92	(.08)	(.26)	(.34)	13.90	7.07	[8]	113		1.19	[9]	1.19	[9]	1.57	[9]	1.02	[9]
10/31/16	13.35	.09		.24	.33	(.09)	(.27)	(.36)	13.32	2.61		102		1.22		1.21		1.59		.72
10/31/15	13.27	.09		.16	.25	(.08)	(.09)	(.17)	13.35	1.84		92		1.30		1.20		1.58		.64
10/31/14	12.40	.10		.89	.99	(.12)	—	(.12)	13.27	7.98		75		1.31		1.21		1.55		.78
10/31/13	10.78	.11		1.63	1.74	(.12)	—	(.12)	12.40	16.26		44		1.33		1.23		1.57		.91
10/31/12[6,10]	10.00	.04		.78	.82	(.04)	—	(.04)	10.78	8.25	[8]	14		.59	[8]	.55	[8]	.90	[8]	.33	[8]
Class 529-E:
4/30/17[6,7]	13.36	.11		.85	.96	(.12)	(.26)	(.38)	13.94	7.37	[8]	10		.65	[9]	.65	[9]	1.03	[9]	1.59	[9]
10/31/16	13.39	.17		.24	.41	(.17)	(.27)	(.44)	13.36	3.16		9		.67		.66		1.04		1.26
10/31/15	13.30	.16		.17	.33	(.15)	(.09)	(.24)	13.39	2.43		7		.77		.67		1.05		1.16
10/31/14	12.42	.17		.89	1.06	(.18)	—	(.18)	13.30	8.56		5		.78		.68		1.02		1.31
10/31/13	10.79	.17		1.63	1.80	(.17)	—	(.17)	12.42	16.89		3		.80		.70		1.04		1.44
10/31/12[6,10]	10.00	.06		.79	.85	(.06)	—	(.06)	10.79	8.49	[8]	1		.35	[8]	.30	[8]	.65	[8]	.61	[8]
Class 529-T:
4/30/17[6,7,13]	13.76	—	[12]	.21	.21	—	—	—	13.97	1.53	[8,14]	—	[11]	.02	[8,14]	.02	[8,14]	.40	[8,14]	.01	[8,14]

See page 72 for footnotes.

American Funds Portfolio Series	57

Financial highlights (continued)

Balanced Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-F-1:
4/30/17[6,7]	$13.39	$.14	$.85	$.99	$(.14)	$(.26)	$(.40)	$13.98	7.62%[8]		$26		.19%[9]		.19%[9]		.57%[9]		2.03%[9]
10/31/16	13.42	.23	.23	.46	(.22)	(.27)	(.49)	13.39	3.60		22		.22		.20		.58		1.71
10/31/15	13.33	.22	.16	.38	(.20)	(.09)	(.29)	13.42	2.89		17		.30		.20		.58		1.64
10/31/14	12.44	.24	.89	1.13	(.24)	—	(.24)	13.33	9.12		12		.30		.20		.54		1.83
10/31/13	10.80	.24	1.62	1.86	(.22)	—	(.22)	12.44	17.45		9		.32		.22		.56		2.03
10/31/12[6,10]	10.00	.09	.77	.86	(.06)	—	(.06)	10.80	8.67	[8]	1		.14	[8]	.09	[8]	.44	[8]	.85	[8]
Class R-1:
4/30/17[6,7]	13.33	.08	.84	.92	(.08)	(.26)	(.34)	13.91	7.10	[8]	11		1.12	[9]	1.12	[9]	1.50	[9]	1.13	[9]
10/31/16	13.36	.10	.24	.34	(.10)	(.27)	(.37)	13.33	2.66		10		1.15		1.13		1.51		.78
10/31/15	13.27	.09	.18	.27	(.09)	(.09)	(.18)	13.36	1.99		9		1.22		1.12		1.50		.70
10/31/14	12.40	.12	.87	.99	(.12)	—	(.12)	13.27	8.06		7		1.23		1.13		1.47		.89
10/31/13	10.78	.11	1.64	1.75	(.13)	—	(.13)	12.40	16.40		4		1.24		1.14		1.48		.95
10/31/12[6,10]	10.00	.04	.79	.83	(.05)	—	(.05)	10.78	8.32	[8]	1		.55	[8]	.50	[8]	.85	[8]	.36	[8]
Class R-2:
4/30/17[6,7]	13.31	.07	.85	.92	(.08)	(.26)	(.34)	13.89	7.11	[8]	87		1.10	[9]	1.10	[9]	1.48	[9]	1.10	[9]
10/31/16	13.35	.10	.24	.34	(.11)	(.27)	(.38)	13.31	2.63		75		1.16		1.14		1.52		.76
10/31/15	13.27	.09	.17	.26	(.09)	(.09)	(.18)	13.35	1.92		54		1.24		1.14		1.52		.67
10/31/14	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	8.04		36		1.28		1.18		1.52		.79
10/31/13	10.79	.11	1.64	1.75	(.14)	—	(.14)	12.40	16.33		15		1.25		1.15		1.49		.90
10/31/12[6,10]	10.00	.04	.81	.85	(.06)	—	(.06)	10.79	8.50	[8]	3		.48	[8]	.44	[8]	.79	[8]	.40	[8]
Class R-2E:
4/30/17[6,7]	13.36	.08	.86	.94	(.11)	(.26)	(.37)	13.93	7.26	[8]	9		.81	[9]	.81	[9]	1.19	[9]	1.13	[9]
10/31/16	13.40	.09	.31	.40	(.17)	(.27)	(.44)	13.36	3.09		3		.82		.82		1.20		.73
10/31/15	13.31	.22	.16	.38	(.20)	(.09)	(.29)	13.40	2.82	[14]	—	[11]	.35	[14]	.25	[14]	.63	[14]	1.61	[14]
10/31/14[6,16]	13.37	.04	(.05)	(.01)	(.05)	—	(.05)	13.31	(.10)[8,14]		—	[11]	.06	[8,14]	.04	[8,14]	.38	[8,14]	.31	[8,14]
Class R-3:
4/30/17[6,7]	13.35	.10	.85	.95	(.11)	(.26)	(.37)	13.93	7.33	[8]	90		.65	[9]	.65	[9]	1.03	[9]	1.56	[9]
10/31/16	13.38	.16	.24	.40	(.16)	(.27)	(.43)	13.35	3.13		80		.71		.69		1.07		1.24
10/31/15	13.30	.15	.17	.32	(.15)	(.09)	(.24)	13.38	2.38		63		.78		.68		1.06		1.15
10/31/14	12.42	.16	.90	1.06	(.18)	—	(.18)	13.30	8.56		35		.81		.71		1.05		1.27
10/31/13	10.79	.16	1.64	1.80	(.17)	—	(.17)	12.42	16.86		18		.80		.70		1.04		1.36
10/31/12[6,10]	10.00	.10	.75	.85	(.06)	—	(.06)	10.79	8.53	[8]	5		.31	[8]	.26	[8]	.61	[8]	.89	[8]
Class R-4:
4/30/17[6,7]	13.38	.13	.84	.97	(.13)	(.26)	(.39)	13.96	7.49	[8]	77		.34	[9]	.34	[9]	.72	[9]	1.88	[9]
10/31/16	13.41	.21	.23	.44	(.20)	(.27)	(.47)	13.38	3.43		55		.40		.38		.76		1.62
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.72		53		.46		.36		.74		1.45
10/31/14	12.44	.21	.89	1.10	(.22)	—	(.22)	13.32	8.88		40		.47		.37		.71		1.61
10/31/13	10.80	.20	1.65	1.85	(.21)	—	(.21)	12.44	17.33		24		.43		.33		.67		1.71
10/31/12[6,10]	10.00	.10	.76	.86	(.06)	—	(.06)	10.80	8.61	[8]	1		.20	[8]	.15	[8]	.50	[8]	.92	[8]

58	American Funds Portfolio Series

Balanced Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-5E:
4/30/17[6,7]	$13.38	$.08	$.91	$.99	$(.14)	$(.26)	$(.40)	$13.97	7.58%[8]		$2		.15%[9]		.15%[9]		.53%[9]		1.13%[9]
10/31/16[6,17]	13.44	.20	.23	.43	(.22)	(.27)	(.49)	13.38	3.38	[8]	—	[11]	.26	[9]	.25	[9]	.63	[9]	1.60	[9]
Class R-5:
4/30/17[6,7]	13.41	.14	.85	.99	(.15)	(.26)	(.41)	13.99	7.61	[8]	15		.07	[9]	.07	[9]	.45	[9]	2.11	[9]
10/31/16	13.43	.24	.25	.49	(.24)	(.27)	(.51)	13.41	3.79		12		.10		.08		.46		1.85
10/31/15	13.34	.24	.16	.40	(.22)	(.09)	(.31)	13.43	3.00		11		.17		.07		.45		1.78
10/31/14	12.45	.27	.87	1.14	(.25)	—	(.25)	13.34	9.24		9		.19		.09		.43		2.06
10/31/13	10.81	.24	1.63	1.87	(.23)	—	(.23)	12.45	17.56		15		.18		.08		.42		2.06
10/31/12[6,10]	10.00	.09	.79	.88	(.07)	—	(.07)	10.81	8.80	[8]	7		.08	[8]	.03	[8]	.38	[8]	.83	[8]
Class R-6:
4/30/17[6,7]	13.40	.14	.86	1.00	(.15)	(.26)	(.41)	13.99	7.72	[8]	180		.02	[9]	.02	[9]	.40	[9]	2.14	[9]
10/31/16	13.43	.24	.25	.49	(.25)	(.27)	(.52)	13.40	3.77		138		.04		.02		.40		1.81
10/31/15	13.34	.24	.17	.41	(.23)	(.09)	(.32)	13.43	3.05		73		.12		.02		.40		1.77
10/31/14	12.45	.25	.90	1.15	(.26)	—	(.26)	13.34	9.29		39		.13		.03		.37		1.89
10/31/13	10.81	.24	1.64	1.88	(.24)	—	(.24)	12.45	17.57		10		.14		.04		.38		2.01
10/31/12[6,10]	10.00	.10	.77	.87	(.06)	—	(.06)	10.81	8.77	[8]	—	[11]	.13	[8]	.08	[8]	.43	[8]	.93	[8]

See page 72 for footnotes.

American Funds Portfolio Series	59

Financial highlights (continued)

Income Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/17[6,7]	$11.70	$.18	$.54	$.72	$(.19)	$(.05)	$(.24)	$12.18	6.20%[8]		$2,945		.38%[9]		.38%[9]		.68%[9]		3.03%[9]
10/31/16	11.55	.36	.24	.60	(.40)	(.05)	(.45)	11.70	5.30		2,655		.36		.35		.65		3.13
10/31/15	11.98	.40	(.42)	(.02)	(.37)	(.04)	(.41)	11.55	(.18)		2,265		.44		.34		.64		3.35
10/31/14	11.46	.37	.53	.90	(.37)	(.01)	(.38)	11.98	7.94		1,766		.45		.35		.66		3.18
10/31/13	10.57	.36	.90	1.26	(.37)	—	(.37)	11.46	12.19		1,067		.48		.38		.68		3.28
10/31/12[6,10]	10.00	.16	.52	.68	(.11)	—	(.11)	10.57	6.84	[8]	307		.23	[8]	.18	[8]	.49	[8]	1.54	[8]
Class B:
4/30/17[6,7]	11.71	.12	.56	.68	(.07)	(.05)	(.12)	12.27	5.85	[8]	—	[11]	1.15	[9]	1.15	[9]	1.45	[9]	2.02	[9]
10/31/16	11.53	.26	.25	.51	(.28)	(.05)	(.33)	11.71	4.50		1		1.17		1.14		1.44		2.28
10/31/15	11.96	.31	(.43)	(.12)	(.27)	(.04)	(.31)	11.53	(1.02)		4		1.22		1.12		1.42		2.59
10/31/14	11.43	.28	.53	.81	(.27)	(.01)	(.28)	11.96	7.17		6		1.23		1.13		1.44		2.40
10/31/13	10.55	.28	.90	1.18	(.30)	—	(.30)	11.43	11.35		6		1.25		1.15		1.45		2.51
10/31/12[6,10]	10.00	.13	.51	.64	(.09)	—	(.09)	10.55	6.47	[8]	2		.55	[8]	.50	[8]	.81	[8]	1.26	[8]
Class C:
4/30/17[6,7]	11.64	.14	.53	.67	(.15)	(.05)	(.20)	12.11	5.76	[8]	669		1.12	[9]	1.12	[9]	1.42	[9]	2.29	[9]
10/31/16	11.49	.27	.24	.51	(.31)	(.05)	(.36)	11.64	4.55		627		1.14		1.12		1.42		2.35
10/31/15	11.93	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.49	(.98)		529		1.21		1.11		1.41		2.57
10/31/14	11.41	.28	.54	.82	(.29)	(.01)	(.30)	11.93	7.19		381		1.22		1.12		1.43		2.41
10/31/13	10.54	.28	.90	1.18	(.31)	—	(.31)	11.41	11.35		214		1.23		1.13		1.43		2.51
10/31/12[6,10]	10.00	.12	.52	.64	(.10)	—	(.10)	10.54	6.41	[8]	58		.54	[8]	.50	[8]	.81	[8]	1.20	[8]
Class T:
4/30/17[6,7,13]	12.11	.01	.06	.07	—	—	—	12.18	.58	[8,14]	—	[11]	.01	[8,14]	.01	[8,14]	.31	[8,14]	.06	[8,14]
Class F-1:
4/30/17[6,7]	11.70	.18	.54	.72	(.19)	(.05)	(.24)	12.18	6.19	[8]	86		.39	[9]	.39	[9]	.69	[9]	3.02	[9]
10/31/16	11.55	.36	.23	.59	(.39)	(.05)	(.44)	11.70	5.26		83		.41		.39		.69		3.09
10/31/15	11.99	.39	(.42)	(.03)	(.37)	(.04)	(.41)	11.55	(.30)		72		.48		.38		.68		3.32
10/31/14	11.46	.37	.53	.90	(.36)	(.01)	(.37)	11.99	7.97		62		.49		.39		.70		3.15
10/31/13	10.57	.37	.89	1.26	(.37)	—	(.37)	11.46	12.17		42		.51		.41		.71		3.31
10/31/12[6,10]	10.00	.16	.52	.68	(.11)	—	(.11)	10.57	6.85	[8]	18		.20	[8]	.16	[8]	.47	[8]	1.50	[8]
Class F-2:
4/30/17[6,7]	11.71	.19	.55	.74	(.21)	(.05)	(.26)	12.19	6.33	[8]	220		.13	[9]	.13	[9]	.43	[9]	3.27	[9]
10/31/16	11.56	.40	.22	.62	(.42)	(.05)	(.47)	11.71	5.54		174		.14		.13		.43		3.45
10/31/15	12.00	.42	(.42)	—	(.40)	(.04)	(.44)	11.56	(.06)		77		.24		.14		.44		3.56
10/31/14	11.46	.40	.54	.94	(.39)	(.01)	(.40)	12.00	8.32		59		.23		.13		.44		3.39
10/31/13	10.57	.39	.90	1.29	(.40)	—	(.40)	11.46	12.44		36		.25		.15		.45		3.50
10/31/12[6,10]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.90	[8]	10		.09	[8]	.04	[8]	.35	[8]	1.61	[8]

60	American Funds Portfolio Series

Income Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class F-3:
4/30/17[6,7,15]	$11.96	$.04	$.27	$.31	$(.09)	$—	$(.09)	$12.18	2.62%[8]		$4		.01%[8]		.01%[8]		.31%[8]		.31%[8]
Class 529-A:
4/30/17[6,7]	11.69	.18	.54	.72	(.19)	(.05)	(.24)	12.17	6.18	[8]	90		.43	[9]	.43	[9]	.73	[9]	2.98	[9]
10/31/16	11.54	.35	.23	.58	(.38)	(.05)	(.43)	11.69	5.21		81		.44		.43		.73		3.05
10/31/15	11.98	.38	(.42)	(.04)	(.36)	(.04)	(.40)	11.54	(.35)		71		.55		.45		.75		3.25
10/31/14	11.45	.36	.54	.90	(.36)	(.01)	(.37)	11.98	7.94		62		.53		.43		.74		3.11
10/31/13	10.56	.35	.91	1.26	(.37)	—	(.37)	11.45	12.14		39		.55		.45		.75		3.20
10/31/12[6,10]	10.00	.16	.51	.67	(.11)	—	(.11)	10.56	6.72	[8]	13		.25	[8]	.20	[8]	.51	[8]	1.56	[8]
Class 529-B:
4/30/17[6,7]	11.71	.12	.57	.69	(.11)	(.05)	(.16)	12.24	5.88	[8]	—	[11]	1.13	[9]	1.13	[9]	1.43	[9]	2.11	[9]
10/31/16	11.53	.26	.24	.50	(.27)	(.05)	(.32)	11.71	4.45		—	[11]	1.23		1.20		1.50		2.28
10/31/15	11.96	.30	(.43)	(.13)	(.26)	(.04)	(.30)	11.53	(1.11)		—	[11]	1.31		1.21		1.51		2.51
10/31/14	11.43	.27	.54	.81	(.27)	(.01)	(.28)	11.96	7.10		1		1.32		1.22		1.53		2.34
10/31/13	10.55	.27	.90	1.17	(.29)	—	(.29)	11.43	11.23		1		1.34		1.24		1.54		2.45
10/31/12[6,10]	10.00	.12	.53	.65	(.10)	—	(.10)	10.55	6.50	[8]	—	[11]	.58	[8]	.53	[8]	.84	[8]	1.12	[8]
Class 529-C:
4/30/17[6,7]	11.64	.13	.54	.67	(.14)	(.05)	(.19)	12.12	5.82	[8]	50		1.17	[9]	1.17	[9]	1.47	[9]	2.23	[9]
10/31/16	11.50	.26	.23	.49	(.30)	(.05)	(.35)	11.64	4.35		47		1.22		1.20		1.50		2.27
10/31/15	11.93	.29	(.41)	(.12)	(.27)	(.04)	(.31)	11.50	(1.01)		45		1.30		1.20		1.50		2.49
10/31/14	11.41	.27	.53	.80	(.27)	(.01)	(.28)	11.93	7.06		40		1.31		1.21		1.52		2.33
10/31/13	10.54	.27	.89	1.16	(.29)	—	(.29)	11.41	11.23		29		1.33		1.23		1.53		2.42
10/31/12[6,10]	10.00	.13	.51	.64	(.10)	—	(.10)	10.54	6.41	[8]	9		.59	[8]	.54	[8]	.85	[8]	1.20	[8]
Class 529-E:
4/30/17[6,7]	11.69	.16	.54	.70	(.17)	(.05)	(.22)	12.17	6.06	[8]	6		.65	[9]	.65	[9]	.95	[9]	2.77	[9]
10/31/16	11.53	.32	.25	.57	(.36)	(.05)	(.41)	11.69	5.05		6		.68		.66		.96		2.81
10/31/15	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)		6		.77		.67		.97		3.00
10/31/14	11.44	.34	.53	.87	(.33)	(.01)	(.34)	11.97	7.70		5		.78		.68		.99		2.86
10/31/13	10.56	.33	.89	1.22	(.34)	—	(.34)	11.44	11.80		3		.80		.70		1.00		2.98
10/31/12[6,10]	10.00	.15	.52	.67	(.11)	—	(.11)	10.56	6.69	[8]	1		.35	[8]	.30	[8]	.61	[8]	1.47	[8]
Class 529-T:
4/30/17[6,7,13]	12.11	.01	.06	.07	—	—	—	12.18	.58	[8,14]	—	[11]	.02	[8,14]	.02	[8,14]	.32	[8,14]	.05	[8,14]

See page 72 for footnotes.

American Funds Portfolio Series	61

Financial highlights (continued)

Income Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-F-1:
4/30/17[6,7]	$11.70	$.19	$.55	$.74	$(.20)	$(.05)	$(.25)	$12.19	6.38%[8]		$8		.19%[9]		.19%[9]		.49%[9]		3.26%[9]
10/31/16	11.55	.38	.23	.61	(.41)	(.05)	(.46)	11.70	5.45		9		.21		.20		.50		3.26
10/31/15	11.99	.41	(.42)	(.01)	(.39)	(.04)	(.43)	11.55	(.11)		6		.30		.20		.50		3.50
10/31/14	11.46	.40	.52	.92	(.38)	(.01)	(.39)	11.99	8.16		4		.30		.20		.51		3.36
10/31/13	10.57	.39	.89	1.28	(.39)	—	(.39)	11.46	12.36		2		.33		.23		.53		3.54
10/31/12[6,10]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.89	[8]	—	[11]	.14	[8]	.09	[8]	.40	[8]	1.63	[8]
Class R-1:
4/30/17[6,7]	11.65	.13	.54	.67	(.14)	(.05)	(.19)	12.13	5.81	[8]	2		1.12	[9]	1.12	[9]	1.42	[9]	2.22	[9]
10/31/16	11.50	.27	.24	.51	(.31)	(.05)	(.36)	11.65	4.50		2		1.15		1.13		1.43		2.33
10/31/15	11.94	.30	(.42)	(.12)	(.28)	(.04)	(.32)	11.50	(1.03)		1		1.22		1.12		1.42		2.56
10/31/14	11.42	.27	.55	.82	(.29)	(.01)	(.30)	11.94	7.20		2		1.23		1.13		1.44		2.34
10/31/13	10.55	.28	.90	1.18	(.31)	—	(.31)	11.42	11.36		1		1.23		1.13		1.43		2.57
10/31/12[6,10]	10.00	.17	.49	.66	(.11)	—	(.11)	10.55	6.59	[8]	—	[11]	.48	[8]	.43	[8]	.74	[8]	1.63	[8]
Class R-2:
4/30/17[6,7]	11.64	.14	.54	.68	(.15)	(.05)	(.20)	12.12	5.86	[8]	30		1.10	[9]	1.10	[9]	1.40	[9]	2.30	[9]
10/31/16	11.50	.27	.23	.50	(.31)	(.05)	(.36)	11.64	4.44		27		1.17		1.15		1.45		2.33
10/31/15	11.94	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.50	(.99)		22		1.24		1.14		1.44		2.55
10/31/14	11.42	.27	.54	.81	(.28)	(.01)	(.29)	11.94	7.10		15		1.29		1.19		1.50		2.35
10/31/13	10.56	.27	.90	1.17	(.31)	—	(.31)	11.42	11.26		10		1.25		1.15		1.45		2.44
10/31/12[6,10]	10.00	.13	.53	.66	(.10)	—	(.10)	10.56	6.67	[8]	2		.50	[8]	.45	[8]	.76	[8]	1.28	[8]
Class R-2E:
4/30/17[6,7]	11.69	.16	.54	.70	(.17)	(.05)	(.22)	12.17	6.00	[8]	—	[11]	.78	[9]	.78	[9]	1.08	[9]	2.67	[9]
10/31/16	11.54	.19	.42	.61	(.41)	(.05)	(.46)	11.69	5.39		—	[11]	.68		.67		.97		1.65
10/31/15	11.98	.41	(.43)	(.02)	(.38)	(.04)	(.42)	11.54	(.18)[14]		—	[11]	.36	[14]	.25	[14]	.55	[14]	3.46	[14]
10/31/14[6,16]	12.07	.08	(.07)	.01	(.10)	—	(.10)	11.98	.07	[8,14]	—	[11]	.06	[8,14]	.04	[8,14]	.35	[8,14]	.69	[8,14]
Class R-3:
4/30/17[6,7]	11.68	.17	.53	.70	(.17)	(.05)	(.22)	12.16	6.07	[8]	28		.65	[9]	.65	[9]	.95	[9]	2.79	[9]
10/31/16	11.53	.32	.24	.56	(.36)	(.05)	(.41)	11.68	4.98		25		.71		.69		.99		2.79
10/31/15	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)		18		.78		.68		.98		2.99
10/31/14	11.45	.33	.53	.86	(.33)	(.01)	(.34)	11.97	7.58		11		.81		.71		1.02		2.84
10/31/13	10.56	.31	.92	1.23	(.34)	—	(.34)	11.45	11.86		6		.81		.71		1.01		2.83
10/31/12[6,10]	10.00	.19	.48	.67	(.11)	—	(.11)	10.56	6.75	[8]	2		.31	[8]	.26	[8]	.57	[8]	1.85	[8]
Class R-4:
4/30/17[6,7]	11.70	.18	.54	.72	(.19)	(.05)	(.24)	12.18	6.21	[8]	34		.35	[9]	.35	[9]	.65	[9]	3.06	[9]
10/31/16	11.55	.35	.24	.59	(.39)	(.05)	(.44)	11.70	5.28		31		.40		.38		.68		3.07
10/31/15	11.99	.38	(.41)	(.03)	(.37)	(.04)	(.41)	11.55	(.27)		19		.46		.36		.66		3.26
10/31/14	11.46	.36	.55	.91	(.37)	(.01)	(.38)	11.99	7.99		10		.47		.37		.68		3.05
10/31/13	10.57	.37	.90	1.27	(.38)	—	(.38)	11.46	12.24		6		.45		.35		.65		3.37
10/31/12[6,10]	10.00	.23	.46	.69	(.12)	—	(.12)	10.57	6.89	[8]	1		.18	[8]	.14	[8]	.45	[8]	2.21	[8]

62	American Funds Portfolio Series

Income Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-5E:
4/30/17[6,7]	$11.69	$.20	$.54	$.74	$(.21)	$(.05)	$(.26)	$12.17	6.35%[8]		$—	[11]	.11%[9]		.11%[9]		.41%[9]		3.30%[9]
10/31/16[6,17]	11.47	.42	.27	.69	(.42)	(.05)	(.47)	11.69	6.14	[8]	—	[11]	.26	[9]	.25	[9]	.55	[9]	3.77	[9]
Class R-5:
4/30/17[6,7]	11.72	.20	.54	.74	(.21)	(.05)	(.26)	12.20	6.35	[8]	5		.07	[9]	.07	[9]	.37	[9]	3.36	[9]
10/31/16	11.57	.39	.24	.63	(.43)	(.05)	(.48)	11.72	5.56		4		.10		.08		.38		3.35
10/31/15	12.00	.42	(.41)	.01	(.40)	(.04)	(.44)	11.57	.09		3		.18		.08		.38		3.58
10/31/14	11.47	.42	.51	.93	(.39)	(.01)	(.40)	12.00	8.24		2		.19		.09		.40		3.58
10/31/13	10.57	.39	.91	1.30	(.40)	—	(.40)	11.47	12.58		9		.19		.09		.39		3.54
10/31/12[6,10]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.91	[8]	5		.08	[8]	.03	[8]	.34	[8]	1.68	[8]
Class R-6:
4/30/17[6,7]	11.72	.20	.54	.74	(.21)	(.05)	(.26)	12.20	6.38	[8]	31		.02	[9]	.02	[9]	.32	[9]	3.37	[9]
10/31/16	11.56	.40	.24	.64	(.43)	(.05)	(.48)	11.72	5.71		25		.04		.03		.33		3.43
10/31/15	12.00	.43	(.42)	.01	(.41)	(.04)	(.45)	11.56	.05		17		.13		.03		.33		3.64
10/31/14	11.47	.41	.53	.94	(.40)	(.01)	(.41)	12.00	8.33		12		.13		.03		.34		3.48
10/31/13	10.57	.37	.93	1.30	(.40)	—	(.40)	11.47	12.57		2		.13		.03		.33		3.29
10/31/12[6,10]	10.00	.19	.50	.69	(.12)	—	(.12)	10.57	6.89	[8]	—	[11]	.14	[8]	.09	[8]	.40	[8]	1.79	[8]

See page 72 for footnotes.

American Funds Portfolio Series	63

Financial highlights (continued)

Tax-Advantaged Income Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/17[6,7]	$12.54	$.17	$.50	$.67	$(.17)	$(.11)	$(.28)	$12.93	5.42%[8]		$1,027		.37%[9]		.37%[9]		.72%[9]		2.72%[9]
10/31/16	12.40	.33	.22	.55	(.33)	(.08)	(.41)	12.54	4.52		889		.43		.42		.78		2.69
10/31/15	12.48	.34	(.07)	.27	(.32)	(.03)	(.35)	12.40	2.22		649		.53		.43		.79		2.74
10/31/14	11.54	.34	.94	1.28	(.34)	—	(.34)	12.48	11.25		413		.54		.44		.81		2.85
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.28		220		.55		.45		.82		2.93
10/31/12[6,10]	10.00	.15	.62	.77	(.11)	—	(.11)	10.66	7.73	[8]	66		.24	[8]	.19	[8]	.55	[8]	1.45	[8]
Class B:
4/30/17[6,7]	12.58	.14	.54	.68	(.06)	(.11)	(.17)	13.09	5.49	[8]	—	[11]	.79	[9]	.79	[9]	1.14	[9]	2.22	[9]
10/31/16	12.40	.24	.22	.46	(.20)	(.08)	(.28)	12.58	3.75		—	[11]	1.14		1.12		1.48		1.93
10/31/15	12.47	.25	(.07)	.18	(.22)	(.03)	(.25)	12.40	1.45		—	[11]	1.23		1.13		1.49		2.01
10/31/14	11.52	.26	.94	1.20	(.25)	—	(.25)	12.47	10.55		—	[11]	1.25		1.15		1.52		2.16
10/31/13	10.66	.25	.85	1.10	(.23)	(.01)	(.24)	11.52	10.38		—	[11]	1.28		1.18		1.55		2.24
10/31/12[6,10]	10.00	.12	.63	.75	(.09)	—	(.09)	10.66	7.51	[8]	—	[11]	.52	[8]	.48	[8]	.84	[8]	1.20	[8]
Class C:
4/30/17[6,7]	12.46	.12	.50	.62	(.12)	(.11)	(.23)	12.85	5.07	[8]	177		1.13	[9]	1.13	[9]	1.48	[9]	1.96	[9]
10/31/16	12.34	.24	.21	.45	(.25)	(.08)	(.33)	12.46	3.70		155		1.14		1.13		1.49		1.97
10/31/15	12.43	.25	(.06)	.19	(.25)	(.03)	(.28)	12.34	1.50		101		1.23		1.13		1.49		2.04
10/31/14	11.50	.26	.93	1.19	(.26)	—	(.26)	12.43	10.49		60		1.24		1.14		1.51		2.14
10/31/13	10.64	.25	.85	1.10	(.23)	(.01)	(.24)	11.50	10.45		27		1.27		1.17		1.54		2.21
10/31/12[6,10]	10.00	.11	.63	.74	(.10)	—	(.10)	10.64	7.43	[8]	8		.55	[8]	.50	[8]	.86	[8]	1.01	[8]
Class T:
4/30/17[6,7,18]	12.81	.01	.10	.11	—	—	—	12.92	.86	[8,14]	—	[11]	.01	[8,14]	.01	[8,14]	.36	[8,14]	.11	[8,14]
Class F-1:
4/30/17[6,7]	12.53	.17	.50	.67	(.17)	(.11)	(.28)	12.92	5.43	[8]	78		.40	[9]	.40	[9]	.75	[9]	2.68	[9]
10/31/16	12.40	.33	.21	.54	(.33)	(.08)	(.41)	12.53	4.47		39		.41		.40		.76		2.69
10/31/15	12.48	.34	(.06)	.28	(.33)	(.03)	(.36)	12.40	2.24		22		.50		.40		.76		2.76
10/31/14	11.54	.35	.93	1.28	(.34)	—	(.34)	12.48	11.25		16		.51		.41		.78		2.91
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.31		11		.53		.43		.80		2.92
10/31/12[6,10]	10.00	.14	.63	.77	(.11)	—	(.11)	10.66	7.79	[8]	3		.19	[8]	.15	[8]	.51	[8]	1.30	[8]
Class F-2:
4/30/17[6,7]	12.55	.18	.50	.68	(.18)	(.11)	(.29)	12.94	5.53	[8]	73		.15	[9]	.15	[9]	.50	[9]	2.93	[9]
10/31/16	12.42	.37	.20	.57	(.36)	(.08)	(.44)	12.55	4.72		62		.15		.14		.50		2.95
10/31/15	12.50	.37	(.06)	.31	(.36)	(.03)	(.39)	12.42	2.49		34		.25		.15		.51		3.01
10/31/14	11.54	.37	.96	1.33	(.37)	—	(.37)	12.50	11.71		18		.24		.14		.51		3.09
10/31/13	10.67	.36	.85	1.21	(.33)	(.01)	(.34)	11.54	11.46		6		.28		.18		.55		3.21
10/31/12[6,10]	10.00	.15	.64	.79	(.12)	—	(.12)	10.67	7.92	[8]	1		.10	[8]	.05	[8]	.41	[8]	1.48	[8]

64	American Funds Portfolio Series

Tax-Advantaged Income Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class F-3:
4/30/17[6,7,15]	$12.62	$.07	$.32	$.39	$(.08)	$—	$(.08)	$12.93	3.10%[8]	$4	.02%[8]	.02%[8]	.37%[8]	.61%[8]

See page 72 for footnotes.

American Funds Portfolio Series	65

Financial highlights (continued)

Preservation Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/17[6,7]	$10.03	$.06	$(.08)	$(.02)	$(.07)	$(.01)	$(.08)	$9.93	(.22)%[8]	$840		.43%[9]		.43%[9]		.73%[9]		1.16%[9]
10/31/16	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90	803		.42		.41		.71		1.05
10/31/15	9.95	.11	— [12]	.11	(.11)	—	(.11)	9.95	1.08	582		.51		.41		.71		1.09
10/31/14	9.91	.10	.04	.14	(.10)	—	(.10)	9.95	1.44	436		.50		.39		.69		1.01
10/31/13	10.08	.11	(.17)	(.06)	(.11)	—	—	9.91	(.59)	333		.53		.41		.71		1.13
10/31/12[6,10]	10.00	.06	.07	.13	(.05)	—	—	10.08	1.26 [8]	163		.23	[8]	.19	[8]	.50	[8]	.60	[8]
Class B:
4/30/17[6,7]	10.04	.02	(.08)	(.06)	(.02)	(.01)	(.03)	9.95	(.64)[8]	—	[11]	1.17	[9]	1.17	[9]	1.47	[9]	.39	[9]
10/31/16	9.95	.03	.08	.11	(.02)	—	(.02)	10.04	1.15	—	[11]	1.19		1.16		1.46		.29
10/31/15	9.95	.03	— [12]	.03	(.03)	—	(.03)	9.95	.35	1		1.24		1.14		1.44		.33
10/31/14	9.91	.03	.03	.06	(.02)	—	(.02)	9.95	.64	2		1.26		1.15		1.45		.28
10/31/13	10.08	.04	(.17)	(.13)	(.04)	—	—	9.91	(1.32)	2		1.28		1.17		1.47		.38
10/31/12[6,10]	10.00	.03	.07	.10	(.02)	—	—	10.08	.97 [8]	2		.55	[8]	.51	[8]	.82	[8]	.28	[8]
Class C:
4/30/17[6,7]	10.01	.02	(.07)	(.05)	(.04)	(.01)	(.05)	9.91	(.57)[8]	165		1.14	[9]	1.14	[9]	1.44	[9]	.44	[9]
10/31/16	9.93	.03	.09	.12	(.04)	—	(.04)	10.01	1.18	175		1.15		1.14		1.44		.32
10/31/15	9.94	.04	(.01)	.03	(.04)	—	(.04)	9.93	.28	130		1.23		1.13		1.43		.36
10/31/14	9.90	.03	.04	.07	(.03)	—	(.03)	9.94	.68	93		1.25		1.14		1.44		.27
10/31/13	10.07	.04	(.17)	(.13)	(.04)	—	—	9.90	(1.29)	67		1.27		1.15		1.45		.39
10/31/12[6,10]	10.00	.03	.06	.09	(.02)	—	—	10.07	.93 [8]	33		.55	[8]	.50	[8]	.81	[8]	.28	[8]
Class T:
4/30/17[6,7,13]	9.91	.01	.02	.03	(.01)	—	(.01)	9.93	.34 [8,14]	—	[11]	.02	[8,14]	.02	[8,14]	.32	[8,14]	.09	[8,14]
Class F-1:
4/30/17[6,7]	10.03	.06	(.08)	(.02)	(.07)	(.01)	(.08)	9.93	(.21)[8]	26		.42	[9]	.42	[9]	.72	[9]	1.17	[9]
10/31/16	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90	27		.42		.41		.71		1.04
10/31/15	9.96	.11	(.01)	.10	(.11)	—	(.11)	9.95	1.00	20		.50		.40		.70		1.11
10/31/14	9.91	.10	.05	.15	(.10)	—	(.10)	9.96	1.51	9		.51		.41		.71		1.00
10/31/13	10.08	.11	(.17)	(.06)	(.11)	—	—	9.91	(.61)	6		.54		.42		.72		1.13
10/31/12[6,10]	10.00	.06	.07	.13	(.05)	—	—	10.08	1.33 [8]	7		.20	[8]	.15	[8]	.46	[8]	.63	[8]
Class F-2:
4/30/17[6,7]	10.03	.07	(.07)	—	(.09)	(.01)	(.10)	9.93	(.08)[8]	51		.16	[9]	.16	[9]	.46	[9]	1.43	[9]
10/31/16	9.95	.13	.08	.21	(.13)	—	(.13)	10.03	2.18	49		.15		.14		.44		1.31
10/31/15	9.95	.13	— [12]	.13	(.13)	—	(.13)	9.95	1.33	21		.25		.15		.45		1.34
10/31/14	9.91	.12	.04	.16	(.12)	—	(.12)	9.95	1.67	12		.25		.15		.45		1.25
10/31/13	10.08	.14	(.17)	(.03)	(.14)	—	—	9.91	(.34)	6		.28		.17		.47		1.37
10/31/12[6,10]	10.00	.07	.07	.14	(.06)	—	—	10.08	1.40 [8]	3		.10	[8]	.05	[8]	.36	[8]	.74	[8]

66	American Funds Portfolio Series

Preservation Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class F-3:
4/30/17[6,7,15]	$9.88	$.04	$.04	$.08	$(.04)	$—	$(.04)	$9.92	.78%[8]	$1	[11]	.03%[8]		.02%[8]		.32%[8]		.40%[8]
Class 529-A:
4/30/17[6,7]	10.03	.06	(.09)	(.03)	(.07)	(.01)	(.08)	9.92	(.33)[8]	76		.45	[9]	.45	[9]	.75	[9]	1.14	[9]
10/31/16	9.94	.10	.09	.19	(.10)	—	(.10)	10.03	1.97	77		.45		.43		.73		1.03
10/31/15	9.95	.10	(.01)	.09	(.10)	—	(.10)	9.94	.93	56		.57		.47		.77		1.03
10/31/14	9.91	.09	.04	.13	(.09)	—	(.09)	9.95	1.36	44		.56		.45		.75		.96
10/31/13	10.08	.11	(.17)	(.06)	(.11)	—	—	9.91	(.61)	33		.56		.44		.74		1.09
10/31/12[6,10]	10.00	.06	.06	.12	(.04)	—	—	10.08	1.25 [8]	17		.26	[8]	.22	[8]	.53	[8]	.57	[8]
Class 529-B:
4/30/17[6,7]	10.04	.02	(.08)	(.06)	(.02)	(.01)	(.03)	9.95	(.66)[8]	—	[11]	1.24	[9]	1.24	[9]	1.54	[9]	.31	[9]
10/31/16	9.95	.02	.09	.11	(.02)	—	(.02)	10.04	1.08	—	[11]	1.27		1.25		1.55		.22
10/31/15	9.96	.03	(.01)	.02	(.03)	—	(.03)	9.95	.17	—	[11]	1.33		1.23		1.53		.26
10/31/14	9.92	.02	.04	.06	(.02)	—	(.02)	9.96	.56	—	[11]	1.34		1.23		1.53		.20
10/31/13	10.08	.03	(.16)	(.13)	(.03)	—	—	9.92	(1.33)	—	[11]	1.38		1.26		1.56		.29
10/31/12[6,10]	10.00	.02	.07	.09	(.01)	—	—	10.08	.89 [8]	1		.59	[8]	.55	[8]	.86	[8]	.25	[8]
Class 529-C:
4/30/17[6,7]	10.02	.02	(.09)	(.07)	(.03)	(.01)	(.04)	9.91	(.70)[8]	35		1.21	[9]	1.21	[9]	1.51	[9]	.38	[9]
10/31/16	9.94	.02	.09	.11	(.03)	—	(.03)	10.02	1.10	34		1.23		1.22		1.52		.24
10/31/15	9.95	.03	(.01)	.02	(.03)	—	(.03)	9.94	.19	25		1.32		1.22		1.52		.27
10/31/14	9.91	.02	.04	.06	(.02)	—	(.02)	9.95	.60	22		1.34		1.23		1.53		.18
10/31/13	10.08	.03	(.17)	(.14)	(.03)	—	—	9.91	(1.38)	17		1.37		1.25		1.55		.29
10/31/12[6,10]	10.00	.02	.07	.09	(.01)	—	—	10.08	.93 [8]	9		.60	[8]	.55	[8]	.86	[8]	.24	[8]
Class 529-E:
4/30/17[6,7]	10.02	.04	(.07)	(.03)	(.06)	(.01)	(.07)	9.92	(.33)[8]	3		.67	[9]	.67	[9]	.97	[9]	.92	[9]
10/31/16	9.94	.08	.08	.16	(.08)	—	(.08)	10.02	1.64	3		.69		.68		.98		.78
10/31/15	9.95	.08	(.01)	.07	(.08)	—	(.08)	9.94	.70	3		.79		.69		.99		.81
10/31/14	9.91	.07	.04	.11	(.07)	—	(.07)	9.95	1.12	2		.80		.70		1.00		.71
10/31/13	10.07	.08	(.16)	(.08)	(.08)	—	—	9.91	(.78)	2		.83		.71		1.01		.83
10/31/12[6,10]	10.00	.05	.06	.11	(.04)	—	—	10.07	1.13 [8]	1		.35	[8]	.31	[8]	.62	[8]	.47	[8]
Class 529-T:
4/30/17[6,7,13]	9.91	.01	.02	.03	(.01)	—	(.01)	9.93	.33 [8,14]	—	[11]	.02	[8,14]	.02	[8,14]	.32	[8,14]	.08	[8,14]

See page 72 for footnotes.

American Funds Portfolio Series	67

Financial highlights (continued)

Preservation Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-F-1:
4/30/17[6,7]	$10.03	$.07	$(.09)	$(.02)	$(.08)	$(.01)	$(.09)	$9.92	(.21)%[8]	$15		.21%[9]		.21%[9]		.51%[9]		1.38%[9]
10/31/16	9.94	.12	.10	.22	(.13)	—	(.13)	10.03	2.19	14		.23		.22		.52		1.24
10/31/15	9.95	.13	(.01)	.12	(.13)	—	(.13)	9.94	1.17	10		.32		.22		.52		1.28
10/31/14	9.91	.12	.04	.16	(.12)	—	(.12)	9.95	1.59	8		.33		.22		.52		1.18
10/31/13	10.08	.13	(.17)	(.04)	(.13)	—	—	9.91	(.40)	6		.35		.24		.54		1.28
10/31/12[6,10]	10.00	.07	.07	.14	(.06)	—	—	10.08	1.37 [8]	1		.14	[8]	.10	[8]	.41	[8]	.68	[8]
Class R-1:
4/30/17[6,7]	10.02	.02	(.07)	(.05)	(.04)	(.01)	(.05)	9.92	(.58)[8]	2		1.14	[9]	1.14	[9]	1.44	[9]	.44	[9]
10/31/16	9.94	.03	.09	.12	(.04)	—	(.04)	10.02	1.17	2		1.16		1.15		1.45		.31
10/31/15	9.95	.04	(.01)	.03	(.04)	—	(.04)	9.94	.28	1		1.24		1.14		1.44		.37
10/31/14	9.91	.02	.05	.07	(.03)	—	(.03)	9.95	.66	1		1.26		1.15		1.45		.25
10/31/13	10.08	.04	(.17)	(.13)	(.04)	—	—	9.91	(1.32)	1		1.27		1.15		1.45		.39
10/31/12[6,10]	10.00	.03	.10	.13	(.05)	—	—	10.08	1.30 [8]	—	[11]	.45	[8]	.41	[8]	.72	[8]	.35	[8]
Class R-2:
4/30/17[6,7]	10.00	.02	(.07)	(.05)	(.04)	(.01)	(.05)	9.90	(.55)[8]	15		1.09	[9]	1.09	[9]	1.39	[9]	.49	[9]
10/31/16	9.93	.03	.08	.11	(.04)	—	(.04)	10.00	1.07	17		1.20		1.18		1.48		.27
10/31/15	9.94	.04	(.01)	.03	(.04)	—	(.04)	9.93	.28	14		1.25		1.15		1.45		.36
10/31/14	9.90	.02	.04	.06	(.02)	—	(.02)	9.94	.62	8		1.33		1.22		1.52		.19
10/31/13	10.07	.04	(.17)	(.13)	(.04)	—	—	9.90	(1.30)	6		1.29		1.17		1.47		.36
10/31/12[6,10]	10.00	.03	.08	.11	(.04)	—	—	10.07	1.11 [8]	1		.47	[8]	.42	[8]	.73	[8]	.33	[8]
Class R-2E:
4/30/17[6,7]	10.02	.04	(.08)	(.04)	(.05)	(.01)	(.06)	9.92	(.44)[8]	2		.85	[9]	.85	[9]	1.15	[9]	.74	[9]
10/31/16	9.95	.07	.08	.15	(.08)	—	(.08)	10.02	1.53	3		.81		.81		1.11		.69
10/31/15	9.96	.12	(.01)	.11	(.12)	—	(.12)	9.95	1.12 [14]	—	[11]	.38	[14]	.27	[14]	.57	[14]	1.22	[14]
10/31/14[6,16]	9.96	.02	— [12]	.02	(.02)	—	(.02)	9.96	.16 [8,14]	—	[11]	.06	[8,14]	.04	[8,14]	.34	[8,14]	.17	[8,14]
Class R-3:
4/30/17[6,7]	10.02	.04	(.07)	(.03)	(.06)	(.01)	(.07)	9.92	(.33)[8]	15		.67	[9]	.67	[9]	.97	[9]	.91	[9]
10/31/16	9.94	.07	.09	.16	(.08)	—	(.08)	10.02	1.60	15		.73		.71		1.01		.74
10/31/15	9.95	.08	(.01)	.07	(.08)	—	(.08)	9.94	.70	13		.80		.70		1.00		.80
10/31/14	9.91	.07	.04	.11	(.07)	—	(.07)	9.95	1.09	7		.84		.73		1.03		.67
10/31/13	10.08	.08	(.17)	(.09)	(.08)	—	—	9.91	(.85)	5		.83		.72		1.02		.80
10/31/12[6,10]	10.00	.05	.07	.12	(.04)	—	—	10.08	1.19 [8]	—	[11]	.33	[8]	.29	[8]	.60	[8]	.51	[8]
Class R-4:
4/30/17[6,7]	10.03	.06	(.08)	(.02)	(.07)	(.01)	(.08)	9.93	(.19)[8]	10		.38	[9]	.38	[9]	.68	[9]	1.20	[9]
10/31/16	9.95	.11	.08	.19	(.11)	—	(.11)	10.03	1.92	10		.41		.40		.70		1.06
10/31/15	9.96	.11	(.01)	.10	(.11)	—	(.11)	9.95	1.01	6		.48		.38		.68		1.13
10/31/14	9.92	.10	.04	.14	(.10)	—	(.10)	9.96	1.43	3		.49		.39		.69		1.03
10/31/13	10.08	.12	(.17)	(.05)	(.11)	—	—	9.92	(.45)	1		.49		.38		.68		1.16
10/31/12[6,10]	10.00	.06	.08	.14	(.06)	—	—	10.08	1.36 [8]	—	[11]	.17	[8]	.13	[8]	.44	[8]	.63	[8]

68	American Funds Portfolio Series

Preservation Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distri- butions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-5E:
4/30/17[6,7]	$10.04	$.07	$(.07)	$—	$(.09)	$(.01)	$(.10)	$9.94	(.08)%[8]	$—	[11]	.16%[9]		.12%[9]		.42%[9]		1.46%[9]
10/31/16[6,17]	9.91	.11	.13	.24	(.11)	—	(.11)	10.04	2.48 [8]	—	[11]	.28	[9]	.27	[9]	.57	[9]	1.19	[9]
Class R-5:
4/30/17[6,7]	10.03	.07	(.07)	—	(.09)	(.01)	(.10)	9.93	(.05)[8]	2		.10	[9]	.10	[9]	.40	[9]	1.51	[9]
10/31/16	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.21	1		.11		.10		.40		1.35
10/31/15	9.96	.14	(.01)	.13	(.14)	—	(.14)	9.95	1.28	1		.20		.10		.40		1.40
10/31/14	9.91	.14	.04	.18	(.13)	—	(.13)	9.96	1.78	1		.22		.11		.41		1.35
10/31/13	10.08	.14	(.17)	(.03)	(.14)	—	—	9.91	(.28)	4		.22		.10		.40		1.44
10/31/12[6,10]	10.00	.07	.07	.14	(.06)	—	—	10.08	1.42 [8]	3		.08	[8]	.04	[8]	.35	[8]	.75	[8]
Class R-6:
4/30/17[6,7]	10.03	.08	(.08)	—	(.09)	(.01)	(.10)	9.93	(.03)[8]	10		.05	[9]	.05	[9]	.35	[9]	1.54	[9]
10/31/16	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.27	11		.06		.04		.34		1.41
10/31/15	9.96	.14	(.01)	.13	(.14)	—	(.14)	9.95	1.34	7		.15		.05		.35		1.45
10/31/14	9.91	.13	.05	.18	(.13)	—	(.13)	9.96	1.76	6		.14		.04		.34		1.31
10/31/13	10.08	.15	(.18)	(.03)	(.14)	—	—	9.91	(.16)	—	[11]	.20		.08		.38		1.45
10/31/12[6,10]	10.00	.07	.06	.13	(.05)	—	—	10.08	1.34 [8]	—	[11]	.13	[8]	.08	[8]	.39	[8]	.72	[8]

See page 72 for footnotes.

American Funds Portfolio Series	69

Financial highlights (continued)

Tax-Exempt Preservation Portfolio

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/17[6,7]	$9.90	$.10	$(.13)	$(.03)	$(.11)	$9.76	(.33)%[8]	$319		.47%[9]		.47%[9]		.81%[9]		2.16%[9]
10/31/16	9.91	.22	(.01)	.21	(.22)	9.90	2.08	338		.47		.44		.74		2.21
10/31/15	9.99	.24	(.09)	.15	(.23)	9.91	1.55	223		.55		.44		.75		2.43
10/31/14	9.81	.26	.18	.44	(.26)	9.99	4.50	159		.56		.44		.75		2.59
10/31/13	10.11	.25	(.30)	(.05)	(.25)	9.81	(.48)	123		.58		.45		.76		2.54
10/31/12[6,10]	10.00	.12	.09	.21	(.10)	10.11	2.10 [8]	72		.24	[8]	.19	[8]	.50	[8]	1.22	[8]
Class B:
4/30/17[6,7]	9.93	.07	(.13)	(.06)	(.06)	9.81	(.57)[8]	—	[11]	1.05	[9]	1.05	[9]	1.39	[9]	1.52	[9]
10/31/16	9.92	.15	(.01)	.14	(.13)	9.93	1.45 [14]	—	[11]	1.19	[14]	1.15	[14]	1.45	[14]	1.54	[14]
10/31/15	10.00	.17	(.09)	.08	(.16)	9.92	.81	—	[11]	1.26		1.15		1.46		1.72
10/31/14	9.82	.19	.17	.36	(.18)	10.00	3.74	—	[11]	1.27		1.15		1.46		1.91
10/31/13	10.12	.18	(.30)	(.12)	(.18)	9.82	(1.21)	—	[11]	1.29		1.16		1.47		1.83
10/31/12[6,10]	10.00	.09	.09	.18	(.06)	10.12	1.84 [8]	—	[11]	.53	[8]	.49	[8]	.80	[8]	.92	[8]
Class C:
4/30/17[6,7]	9.89	.07	(.14)	(.07)	(.07)	9.75	(.68)[8]	55		1.17	[9]	1.17	[9]	1.51	[9]	1.45	[9]
10/31/16	9.89	.15	— [12]	.15	(.15)	9.89	1.48	64		1.17		1.14		1.44		1.51
10/31/15	9.98	.17	(.09)	.08	(.17)	9.89	.76	51		1.25		1.14		1.45		1.73
10/31/14	9.80	.19	.18	.37	(.19)	9.98	3.79	42		1.26		1.14		1.45		1.90
10/31/13	10.10	.18	(.30)	(.12)	(.18)	9.80	(1.17)	39		1.28		1.15		1.46		1.85
10/31/12[6,10]	10.00	.09	.09	.18	(.08)	10.10	1.77 [8]	22		.55	[8]	.51	[8]	.82	[8]	.89	[8]
Class T:
4/30/17[6,7,18]	9.76	.01	.01	.02	(.02)	9.76	.21 [8,14]	—	[11]	.02	[8,14]	.02	[8,14]	.36	[8,14]	.13	[8,14]
Class F-1:
4/30/17[6,7]	9.90	.11	(.13)	(.02)	(.11)	9.77	(.22)[8]	9		.45	[9]	.45	[9]	.79	[9]	2.18	[9]
10/31/16	9.91	.22	(.01)	.21	(.22)	9.90	2.13	11		.43		.40		.70		2.23
10/31/15	9.99	.24	(.08)	.16	(.24)	9.91	1.58	5		.52		.41		.72		2.46
10/31/14	9.81	.26	.18	.44	(.26)	9.99	4.54	4		.52		.40		.71		2.64
10/31/13	10.11	.26	(.31)	(.05)	(.25)	9.81	(.49)	5		.56		.42		.73		2.56
10/31/12[6,10]	10.00	.12	.09	.21	(.10)	10.11	2.13 [8]	9		.20	[8]	.16	[8]	.47	[8]	1.24	[8]
Class F-2:
4/30/17[6,7]	9.90	.12	(.14)	(.02)	(.12)	9.76	(.18)[8]	31		.19	[9]	.19	[9]	.53	[9]	2.44	[9]
10/31/16	9.91	.25	(.02)	.23	(.24)	9.90	2.37	34		.18		.15		.45		2.50
10/31/15	9.99	.27	(.09)	.18	(.26)	9.91	1.83	24		.27		.16		.47		2.71
10/31/14	9.81	.29	.18	.47	(.29)	9.99	4.81	11		.26		.15		.46		2.89
10/31/13	10.11	.28	(.30)	(.02)	(.28)	9.81	(.22)	8		.30		.16		.47		2.82
10/31/12[6,10]	10.00	.13	.09	.22	(.11)	10.11	2.25 [8]	12		.10	[8]	.05	[8]	.36	[8]	1.34	[8]

70	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class F-3:
4/30/17[6,7,15]	$9.69	$.06	$.07	$.13	$(.06)	$9.76	1.35%[8]	$—	[11]	.04%[8]	.03%[8]	.37%[8]	.64%[8]

See page 72 for footnotes.

American Funds Portfolio Series	71

Financial highlights (continued)

	Six months ended	Year ended October 31
Portfolio turnover rate for all share classes	April 30, 2017[6,7,8]	2016		2015		2014		2013		2012[6,8,10,19]
Global Growth Portfolio	20%	2%		2%		—%[20]		—%[20]		40%
Growth Portfolio	10	—	[20]	—	[20]	—	[20]	—	[20]	24
Growth and Income Portfolio	11	—	[20]	—	[20]	—	[20]	—	[20]	7
Balanced Portfolio	5	—	[20]	13		—	[20]	—	[20]	9
Income Portfolio	— [20]	8		—	[20]	—	[20]	—	[20]	7
Tax-Advantaged Income Portfolio	4	—	[20]	1		1		2	[19]	45
Preservation Portfolio	24	2		2		5		11	[19]	16
Tax-Exempt Preservation Portfolio	24	6		8		14		28	[19]	36

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. During the periods shown, CRMC also reimbursed a portion of miscellaneous fees and expenses for Tax-Exempt Preservation Portfolio.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	For the period May 18, 2012, commencement of operations, through October 31, 2012.
[11]	Amount less than $1 million.
[12]	Amount less than $.01.
[13]	Class T and 529-T shares began investment operations on April 7, 2017.
[14]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[15]	Class F-3 shares began investment operations on January 27, 2017.
[16]	Class R-2E shares began investment operations on August 29, 2014.
[17]	Class R-5E shares began investment operations on November 20, 2015.
[18]	Class T shares began investment operations on April 7, 2017.
[19]	Portfolio turnover rates reflect the redemption (or removal) of CRMC’s initial capital investment, without which the portfolio turnover rates would have been lower.
[20]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

72	American Funds Portfolio Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2016, through April 30, 2017).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Portfolio Series	73

Global Growth Portfolio

	Beginning account value 11/1/2016	Ending account value 4/30/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,123.38	$1.90	.36%	$4.26	.81%
Class A – assumed 5% return	1,000.00	1,023.01	1.81	.36	4.06	.81
Class B – actual return	1,000.00	1,119.97	6.04	1.15	8.41	1.60
Class B – assumed 5% return	1,000.00	1,019.09	5.76	1.15	8.00	1.60
Class C – actual return	1,000.00	1,119.72	5.94	1.13	8.30	1.58
Class C – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.90	1.58
Class T – actual return[5]	1,000.00	1,028.55	.15	.23	.43	.68
Class T – assumed 5% return[5]	1,000.00	1,023.65	1.15	.23	3.41	.68
Class F-1 – actual return	1,000.00	1,123.15	2.11	.40	4.47	.85
Class F-1 – assumed 5% return	1,000.00	1,022.81	2.01	.40	4.26	.85
Class F-2 – actual return	1,000.00	1,125.33	.74	.14	3.11	.59
Class F-2 – assumed 5% return	1,000.00	1,024.10	.70	.14	2.96	.59
Class F-3 – actual return[6]	1,000.00	1,068.28	.16	.06	1.34	.51
Class F-3 – assumed 5% return[6]	1,000.00	1,024.50	.30	.06	2.56	.51
Class 529-A – actual return	1,000.00	1,123.83	2.11	.40	4.48	.85
Class 529-A – assumed 5% return	1,000.00	1,022.81	2.01	.40	4.26	.85
Class 529-B – actual return	1,000.00	1,119.54	6.31	1.20	8.67	1.65
Class 529-B – assumed 5% return	1,000.00	1,018.84	6.01	1.20	8.25	1.65
Class 529-C – actual return	1,000.00	1,119.43	6.31	1.20	8.67	1.65
Class 529-C – assumed 5% return	1,000.00	1,018.84	6.01	1.20	8.25	1.65
Class 529-E – actual return	1,000.00	1,122.28	3.47	.66	5.84	1.11
Class 529-E – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.56	1.11
Class 529-T – actual return[5]	1,000.00	1,028.55	.19	.30	.48	.75
Class 529-T – assumed 5% return[5]	1,000.00	1,023.31	1.51	.30	3.76	.75
Class 529-F-1 – actual return	1,000.00	1,124.68	1.05	.20	3.42	.65
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	3.26	.65
Class R-1 – actual return	1,000.00	1,119.96	5.94	1.13	8.31	1.58
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.90	1.58
Class R-2 – actual return	1,000.00	1,119.48	5.89	1.12	8.25	1.57
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.85	1.57
Class R-2E – actual return	1,000.00	1,120.86	4.21	.80	6.57	1.25
Class R-2E – assumed 5% return	1,000.00	1,020.83	4.01	.80	6.26	1.25
Class R-3 – actual return	1,000.00	1,121.56	3.47	.66	5.84	1.11
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.56	1.11
Class R-4 – actual return	1,000.00	1,123.66	1.90	.36	4.27	.81
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	4.06	.81
Class R-5E – actual return	1,000.00	1,125.18	.58	.11	2.95	.56
Class R-5E – assumed 5% return	1,000.00	1,024.25	.55	.11	2.81	.56
Class R-5 – actual return	1,000.00	1,125.30	.42	.08	2.79	.53
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.66	.53
Class R-6 – actual return	1,000.00	1,125.48	.16	.03	2.53	.48
Class R-6 – assumed 5% return	1,000.00	1,024.65	.15	.03	2.41	.48

74	American Funds Portfolio Series

Growth Portfolio

	Beginning account value 11/1/2016	Ending account value 4/30/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,121.81	$1.68	.32%	$3.74	.71%
Class A – assumed 5% return	1,000.00	1,023.21	1.61	.32	3.56	.71
Class B – actual return	1,000.00	1,117.75	5.99	1.14	8.03	1.53
Class B – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.65	1.53
Class C – actual return	1,000.00	1,117.11	5.88	1.12	7.93	1.51
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.55	1.51
Class T – actual return[5]	1,000.00	1,021.25	.11	.18	.36	.57
Class T – assumed 5% return[5]	1,000.00	1,023.90	.90	.18	2.86	.57
Class F-1 – actual return	1,000.00	1,121.07	2.05	.39	4.10	.78
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.91	.78
Class F-2 – actual return	1,000.00	1,122.69	.68	.13	2.74	.52
Class F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.61	.52
Class F-3 – actual return[6]	1,000.00	1,049.40	.08	.03	1.10	.42
Class F-3 – assumed 5% return[6]	1,000.00	1,024.65	.15	.03	2.11	.42
Class 529-A – actual return	1,000.00	1,121.36	2.00	.38	4.05	.77
Class 529-A – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.86	.77
Class 529-B – actual return	1,000.00	1,118.07	6.25	1.19	8.30	1.58
Class 529-B – assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.90	1.58
Class 529-C – actual return	1,000.00	1,116.65	6.25	1.19	8.29	1.58
Class 529-C – assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.90	1.58
Class 529-E – actual return	1,000.00	1,119.43	3.42	.65	5.47	1.04
Class 529-E – assumed 5% return	1,000.00	1,021.57	3.26	.65	5.21	1.04
Class 529-T – actual return[5]	1,000.00	1,021.25	.16	.25	.41	.64
Class 529-T – assumed 5% return[5]	1,000.00	1,023.55	1.25	.25	3.21	.64
Class 529-F-1 – actual return	1,000.00	1,122.16	.95	.18	3.00	.57
Class 529-F-1 – assumed 5% return	1,000.00	1,023.90	.90	.18	2.86	.57
Class R-1 – actual return	1,000.00	1,116.95	5.88	1.12	7.93	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.55	1.51
Class R-2 – actual return	1,000.00	1,117.08	5.83	1.11	7.87	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.50	1.50
Class R-2E – actual return	1,000.00	1,118.73	4.26	.81	6.30	1.20
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	6.01	1.20
Class R-3 – actual return	1,000.00	1,119.61	3.42	.65	5.47	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65	5.21	1.04
Class R-4 – actual return	1,000.00	1,121.66	1.89	.36	3.95	.75
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.76	.75
Class R-5E – actual return	1,000.00	1,122.60	.53	.10	2.58	.49
Class R-5E – assumed 5% return	1,000.00	1,024.30	.50	.10	2.46	.49
Class R-5 – actual return	1,000.00	1,122.85	.42	.08	2.47	.47
Class R-5 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.36	.47
Class R-6 – actual return	1,000.00	1,123.42	.11	.02	2.16	.41
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.06	.41

See end of tables for footnotes.

American Funds Portfolio Series	75

Growth and Income Portfolio

	Beginning account value 11/1/2016	Ending account value 4/30/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,089.94	$1.71	.33%	$3.42	.66%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.31	.66
Class B – actual return	1,000.00	1,086.33	6.00	1.16	7.71	1.49
Class B – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.45	1.49
Class C – actual return	1,000.00	1,086.35	5.74	1.11	7.45	1.44
Class C – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.20	1.44
Class T – actual return[5]	1,000.00	1,014.44	.11	.18	.32	.51
Class T – assumed 5% return[5]	1,000.00	1,023.90	.90	.18	2.56	.51
Class F-1 – actual return	1,000.00	1,090.49	2.02	.39	3.73	.72
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.61	.72
Class F-2 – actual return	1,000.00	1,091.78	.67	.13	2.39	.46
Class F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.31	.46
Class F-3 – actual return[6]	1,000.00	1,040.23	.08	.03	.94	.36
Class F-3 – assumed 5% return[6]	1,000.00	1,024.65	.15	.03	1.81	.36
Class 529-A – actual return	1,000.00	1,090.45	2.07	.40	3.78	.73
Class 529-A – assumed 5% return	1,000.00	1,022.81	2.01	.40	3.66	.73
Class 529-B – actual return	1,000.00	1,086.48	6.16	1.19	7.86	1.52
Class 529-B – assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.60	1.52
Class 529-C – actual return	1,000.00	1,085.94	6.15	1.19	7.86	1.52
Class 529-C – assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.60	1.52
Class 529-E – actual return	1,000.00	1,088.48	3.31	.64	5.02	.97
Class 529-E – assumed 5% return	1,000.00	1,021.62	3.21	.64	4.86	.97
Class 529-T – actual return[5]	1,000.00	1,014.44	.16	.25	.37	.58
Class 529-T – assumed 5% return[5]	1,000.00	1,023.55	1.25	.25	2.91	.58
Class 529-F-1 – actual return	1,000.00	1,091.55	.93	.18	2.64	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,023.90	.90	.18	2.56	.51
Class R-1 – actual return	1,000.00	1,086.68	5.74	1.11	7.45	1.44
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.20	1.44
Class R-2 – actual return	1,000.00	1,086.49	5.69	1.10	7.40	1.43
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.15	1.43
Class R-2E – actual return	1,000.00	1,087.63	4.19	.81	5.90	1.14
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.71	1.14
Class R-3 – actual return	1,000.00	1,089.35	3.37	.65	5.08	.98
Class R-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65	4.91	.98
Class R-4 – actual return	1,000.00	1,090.66	1.81	.35	3.52	.68
Class R-4 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.41	.68
Class R-5E – actual return	1,000.00	1,091.90	.52	.10	2.23	.43
Class R-5E – assumed 5% return	1,000.00	1,024.30	.50	.10	2.16	.43
Class R-5 – actual return	1,000.00	1,091.93	.36	.07	2.07	.40
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.01	.40
Class R-6 – actual return	1,000.00	1,092.27	.10	.02	1.82	.35
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.76	.35

76	American Funds Portfolio Series

Balanced Portfolio

	Beginning account value 11/1/2016	Ending account value 4/30/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,074.88	$1.75	.34%	$3.70	.72%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.61	.72
Class B – actual return	1,000.00	1,071.54	5.96	1.16	7.91	1.54
Class B – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.70	1.54
Class C – actual return	1,000.00	1,071.18	5.75	1.12	7.70	1.50
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.50	1.50
Class T – actual return[5]	1,000.00	1,015.26	.11	.18	.36	.56
Class T – assumed 5% return[5]	1,000.00	1,023.90	.90	.18	2.81	.56
Class F-1 – actual return	1,000.00	1,074.40	2.01	.39	3.96	.77
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.86	.77
Class F-2 – actual return	1,000.00	1,075.87	.67	.13	2.62	.51
Class F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.56	.51
Class F-3 – actual return[6]	1,000.00	1,039.28	.08	.03	1.07	.41
Class F-3 – assumed 5% return[6]	1,000.00	1,024.65	.15	.03	2.06	.41
Class 529-A – actual return	1,000.00	1,074.47	2.16	.42	4.11	.80
Class 529-A – assumed 5% return	1,000.00	1,022.71	2.11	.42	4.01	.80
Class 529-B – actual return	1,000.00	1,071.46	6.32	1.23	8.27	1.61
Class 529-B – assumed 5% return	1,000.00	1,018.70	6.16	1.23	8.05	1.61
Class 529-C – actual return	1,000.00	1,070.66	6.11	1.19	8.06	1.57
Class 529-C – assumed 5% return	1,000.00	1,018.89	5.96	1.19	7.85	1.57
Class 529-E – actual return	1,000.00	1,073.74	3.34	.65	5.30	1.03
Class 529-E – assumed 5% return	1,000.00	1,021.57	3.26	.65	5.16	1.03
Class 529-T – actual return[5]	1,000.00	1,015.26	.16	.25	.40	.63
Class 529-T – assumed 5% return[5]	1,000.00	1,023.55	1.25	.25	3.16	.63
Class 529-F-1 – actual return	1,000.00	1,076.22	.98	.19	2.93	.57
Class 529-F-1 – assumed 5% return	1,000.00	1,023.85	.95	.19	2.86	.57
Class R-1 – actual return	1,000.00	1,070.97	5.75	1.12	7.70	1.50
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.50	1.50
Class R-2 – actual return	1,000.00	1,071.14	5.65	1.10	7.60	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.40	1.48
Class R-2E – actual return	1,000.00	1,072.62	4.16	.81	6.12	1.19
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.96	1.19
Class R-3 – actual return	1,000.00	1,073.31	3.34	.65	5.29	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65	5.16	1.03
Class R-4 – actual return	1,000.00	1,074.92	1.75	.34	3.70	.72
Class R-4 – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.61	.72
Class R-5E – actual return	1,000.00	1,075.76	.77	.15	2.73	.53
Class R-5E – assumed 5% return	1,000.00	1,024.05	.75	.15	2.66	.53
Class R-5 – actual return	1,000.00	1,076.11	.36	.07	2.32	.45
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.26	.45
Class R-6 – actual return	1,000.00	1,077.16	.10	.02	2.06	.40
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.01	.40

See end of tables for footnotes.

American Funds Portfolio Series	77

Income Portfolio

	Beginning account value 11/1/2016	Ending account value 4/30/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,062.04	$1.94	.38%	$3.48	.68%
Class A – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.41	.68
Class B – actual return	1,000.00	1,058.47	5.87	1.15	7.40	1.45
Class B – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.25	1.45
Class C – actual return	1,000.00	1,057.61	5.71	1.12	7.24	1.42
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.10	1.42
Class T – actual return[5]	1,000.00	1,005.78	.11	.18	.30	.48
Class T – assumed 5% return[5]	1,000.00	1,023.90	.90	.18	2.41	.48
Class F-1 – actual return	1,000.00	1,061.90	1.99	.39	3.53	.69
Class F-1 – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.46	.69
Class F-2 – actual return	1,000.00	1,063.27	.67	.13	2.20	.43
Class F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.16	.43
Class F-3 – actual return[6]	1,000.00	1,026.15	.08	.03	.85	.33
Class F-3 – assumed 5% return[6]	1,000.00	1,024.65	.15	.03	1.66	.33
Class 529-A – actual return	1,000.00	1,061.81	2.20	.43	3.73	.73
Class 529-A – assumed 5% return	1,000.00	1,022.66	2.16	.43	3.66	.73
Class 529-B – actual return	1,000.00	1,058.82	5.77	1.13	7.30	1.43
Class 529-B – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.15	1.43
Class 529-C – actual return	1,000.00	1,058.17	5.97	1.17	7.50	1.47
Class 529-C – assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.35	1.47
Class 529-E – actual return	1,000.00	1,060.60	3.32	.65	4.85	.95
Class 529-E – assumed 5% return	1,000.00	1,021.57	3.26	.65	4.76	.95
Class 529-T – actual return[5]	1,000.00	1,005.78	.16	.26	.35	.56
Class 529-T – assumed 5% return[5]	1,000.00	1,023.51	1.30	.26	2.81	.56
Class 529-F-1 – actual return	1,000.00	1,063.82	.97	.19	2.51	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,023.85	.95	.19	2.46	.49
Class R-1 – actual return	1,000.00	1,058.08	5.72	1.12	7.25	1.42
Class R-1 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.10	1.42
Class R-2 – actual return	1,000.00	1,058.62	5.61	1.10	7.15	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.00	1.40
Class R-2E – actual return	1,000.00	1,060.03	3.98	.78	5.52	1.08
Class R-2E – assumed 5% return	1,000.00	1,020.93	3.91	.78	5.41	1.08
Class R-3 – actual return	1,000.00	1,060.69	3.32	.65	4.85	.95
Class R-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65	4.76	.95
Class R-4 – actual return	1,000.00	1,062.13	1.79	.35	3.32	.65
Class R-4 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.26	.65
Class R-5E – actual return	1,000.00	1,063.45	.56	.11	2.10	.41
Class R-5E – assumed 5% return	1,000.00	1,024.25	.55	.11	2.06	.41
Class R-5 – actual return	1,000.00	1,063.50	.36	.07	1.89	.37
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.86	.37
Class R-6 – actual return	1,000.00	1,063.77	.10	.02	1.64	.32
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.61	.32

78	American Funds Portfolio Series

Tax-Advantaged Income Portfolio

	Beginning account value 11/1/2016	Ending account value 4/30/2017	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,054.23	$1.88	.37%	$3.67	.72%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.61	.72
Class B – actual return	1,000.00	1,054.86	4.02	.79	5.81	1.14
Class B – assumed 5% return	1,000.00	1,020.88	3.96	.79	5.71	1.14
Class C – actual return	1,000.00	1,050.68	5.75	1.13	7.53	1.48
Class C – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.40	1.48
Class T – actual return[5]	1,000.00	1,008.59	.14	.22	.36	.57
Class T – assumed 5% return[5]	1,000.00	1,023.70	1.10	.22	2.86	.57
Class F-1 – actual return	1,000.00	1,054.27	2.04	.40	3.82	.75
Class F-1 – assumed 5% return	1,000.00	1,022.81	2.01	.40	3.76	.75
Class F-2 – actual return	1,000.00	1,055.28	.76	.15	2.55	.50
Class F-2 – assumed 5% return	1,000.00	1,024.05	.75	.15	2.51	.50
Class F-3 – actual return[6]	1,000.00	1,031.00	.16	.06	1.06	.41
Class F-3 – assumed 5% return[6]	1,000.00	1,024.50	.30	.06	2.06	.41

See end of tables for footnotes.

American Funds Portfolio Series	79

Preservation Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2016	4/30/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$997.84	$2.13	.43%	$3.62	.73%
Class A – assumed 5% return	1,000.00	1,022.66	2.16	.43	3.66	.73
Class B – actual return	1,000.00	993.60	5.78	1.17	7.27	1.47
Class B – assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.35	1.47
Class C – actual return	1,000.00	994.28	5.64	1.14	7.12	1.44
Class C – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.20	1.44
Class T – actual return[5]	1,000.00	1,003.45	.17	.27	.36	.57
Class T – assumed 5% return[5]	1,000.00	1,023.46	1.35	.27	2.86	.57
Class F-1 – actual return	1,000.00	997.86	2.08	.42	3.57	.72
Class F-1 – assumed 5% return	1,000.00	1,022.71	2.11	.42	3.61	.72
Class F-2 – actual return	1,000.00	999.21	.79	.16	2.28	.46
Class F-2 – assumed 5% return	1,000.00	1,024.00	.80	.16	2.31	.46
Class F-3 – actual return[6]	1,000.00	1,007.82	.26	.10	1.02	.40
Class F-3 – assumed 5% return[6]	1,000.00	1,024.30	.50	.10	2.01	.40
Class 529-A – actual return	1,000.00	996.74	2.23	.45	3.71	.75
Class 529-A – assumed 5% return	1,000.00	1,022.56	2.26	.45	3.76	.75
Class 529-B – actual return	1,000.00	993.45	6.13	1.24	7.61	1.54
Class 529-B – assumed 5% return	1,000.00	1,018.65	6.21	1.24	7.70	1.54
Class 529-C – actual return	1,000.00	993.00	5.98	1.21	7.46	1.51
Class 529-C – assumed 5% return	1,000.00	1,018.79	6.06	1.21	7.55	1.51
Class 529-E – actual return	1,000.00	996.65	3.32	.67	4.80	.97
Class 529-E – assumed 5% return	1,000.00	1,021.47	3.36	.67	4.86	.97
Class 529-T – actual return[5]	1,000.00	1,003.35	.21	.34	.40	.64
Class 529-T – assumed 5% return[5]	1,000.00	1,023.11	1.71	.34	3.21	.64
Class 529-F-1 – actual return	1,000.00	997.92	1.04	.21	2.53	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,023.75	1.05	.21	2.56	.51
Class R-1 – actual return	1,000.00	994.21	5.64	1.14	7.12	1.44
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.20	1.44
Class R-2 – actual return	1,000.00	994.52	5.39	1.09	6.87	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.39	5.46	1.09	6.95	1.39
Class R-2E – actual return	1,000.00	995.58	4.21	.85	5.69	1.15
Class R-2E – assumed 5% return	1,000.00	1,020.58	4.26	.85	5.76	1.15
Class R-3 – actual return	1,000.00	996.66	3.32	.67	4.80	.97
Class R-3 – assumed 5% return	1,000.00	1,021.47	3.36	.67	4.86	.97
Class R-4 – actual return	1,000.00	998.10	1.88	.38	3.37	.68
Class R-4 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.41	.68
Class R-5E – actual return	1,000.00	999.24	.59	.12	2.08	.42
Class R-5E – assumed 5% return	1,000.00	1,024.20	.60	.12	2.11	.42
Class R-5 – actual return	1,000.00	999.53	.50	.10	1.98	.40
Class R-5 – assumed 5% return	1,000.00	1,024.30	.50	.10	2.01	.40
Class R-6 – actual return	1,000.00	999.74	.25	.05	1.74	.35
Class R-6 – assumed 5% return	1,000.00	1,024.55	.25	.05	1.76	.35

80	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2016	4/30/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$996.75	$2.33	.47%	$4.01	.81%
Class A – assumed 5% return	1,000.00	1,022.46	2.36	.47	4.06	.81
Class B – actual return	1,000.00	994.25	5.19	1.05	6.87	1.39
Class B – assumed 5% return	1,000.00	1,019.59	5.26	1.05	6.95	1.39
Class C – actual return	1,000.00	993.22	5.78	1.17	7.46	1.51
Class C – assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.55	1.51
Class T – actual return[5]	1,000.00	1,002.15	.22	.35	.44	.69
Class T – assumed 5% return[5]	1,000.00	1,023.06	1.76	.35	3.46	.69
Class F-1 – actual return	1,000.00	997.82	2.23	.45	3.91	.79
Class F-1 – assumed 5% return	1,000.00	1,022.56	2.26	.45	3.96	.79
Class F-2 – actual return	1,000.00	998.18	.94	.19	2.63	.53
Class F-2 – assumed 5% return	1,000.00	1,023.85	.95	.19	2.66	.53
Class F-3 – actual return[6]	1,000.00	1,013.48	.28	.11	1.15	.45
Class F-3 – assumed 5% return[6]	1,000.00	1,024.25	.55	.11	2.26	.45

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	The period for the “annualized expense ratio,” the “effective annualized expense ratio” and the “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 181 days.
[6]	The period for the “annualized expense ratio,” the “effective annualized expense ratio” and the “actual return” line is based on the number of days since the share class began investment operations on January 27, 2017. The “assumed 5% return” line is based on 181 days.

American Funds Portfolio Series	81

Approval of Investment Advisory and Service Agreement

American Funds Portfolio Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2018. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods ended June 30, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds Global Growth Portfolio seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI All Country World Index, (ii) the Lipper Global Funds Index (the average for the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End World Stock Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than all of the comparisons for the three-year period and lifetime of the fund since May 18, 2012. For the three-month and one-year periods, the fund’s investment results were higher than the Lipper Index but lower than the MSCI Index and Morningstar Category for those periods, and the fund’s investment results were lower than all of the comparisons for the six-month period.

American Funds Growth Portfolio seeks to provide long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the Lipper Growth Funds Index (the average for the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Large Growth Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than Lipper Index and Morningstar Category for the three-month and six-month periods but lower than the S&P 500 Index for those periods, and the fund’s investment results were lower than all comparisons for the one-year and three-year periods, as well as the lifetime of the fund since May 18, 2012.

American Funds Growth and Income Portfolio seeks to provide long-term growth of capital while providing current income. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the Lipper Growth and Income Funds Index (the average for the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Allocation – 70% to 85% Equity Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than all comparisons for the three-month and six-month periods. For the one-year and three-year periods, the fund’s investment results were higher than the Lipper Index and the Morningstar Category but lower than the S&P 500 Index, and the fund’s investment results were higher than the Morningstar Category but lower than the S&P 500 Index and Lipper Index for the lifetime of the fund since May 18, 2012.

82	American Funds Portfolio Series

American Funds Balanced Portfolio seeks to provide current income and long-term growth of capital and income. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the Lipper Balanced Funds Index (the average for the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Allocation – 50% to 70% Equity Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than the Lipper Index and Morningstar Category but lower than the S&P 500 Index for all periods.

American Funds Income Portfolio seeks to provide current income and, secondarily, long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index, (ii) the Lipper Income Funds Index (the average for the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Allocation – 50% to 70% Equity Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than all comparisons for the three-month, six-month and one-year periods. For the three-year period, the fund’s investment results were higher than the Lipper Index and the Morningstar Category but lower than the S&P 500 Index, and for the lifetime of the fund since May 18, 2012, the fund’s investment results were higher than the Lipper Index but lower than the S&P 500 Index and the Morningstar Category.

American Funds Tax-Advantaged Income Portfolio seeks to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays Municipal Bond Index, (ii) the Lipper Income Funds Index (the average for the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Allocation – 30% to 50% Equity Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than all comparisons for all periods except the Bloomberg Barclays Index for the one-year period and the Morningstar Category for the six-month period.

American Funds Preservation Portfolio seeks to provide current income, consistent with preservation of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays U.S. Government/Credit 1-7 Years ex BBB Index, (ii) the Lipper Short-Intermediate Investment Grade Debt Funds Index (the average for the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Short-Term Bond Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than the Morningstar Category for the six-month, one-year and three-year periods, although they were lower than the Bloomberg Barclays Index and Lipper Index for these periods, and the fund’s investment results were lower than all comparisons for the three-month period and lifetime of the fund since May 18, 2012.

American Funds Tax-Exempt Preservation Portfolio seeks to provide current income that is exempt from regular federal income tax, consistent with preservation of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays Municipal Short-Intermediate 1-10 Years Index, (ii) the Lipper Intermediate Municipal Debt Funds Index (the average for the Lipper category that includes the fund) and (iii) the Morningstar U.S. Open End Municipal National Intermediate Bond Category (the Morningstar category is comprised of a group of similar funds whose results are averaged). They noted that the fund’s investment results were higher than the Bloomberg Barclays Index for all periods, although they were lower than the Lipper Index and Morningstar Category for all periods.

American Funds Portfolio Series	83

The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses were less than the median and average expenses of those of the other funds included in its Lipper category described above.

The board and the committee also reviewed the fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

84	American Funds Portfolio Series

Office of the series
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Portfolio Series portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: June 30, 2017

By __/s/ Gregory F. Niland_
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2017